AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2006

                                                      REGISTRATION NO. 333-90737
                                                               AND NO. 811-09693

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                       THE SECURITIES ACT OF 1933     |_|

                     PRE-EFFECTIVE AMENDMENT NO.        |_|

                     POST-EFFECTIVE AMENDMENT NO. 9     |X|

                                       AND

                     REGISTRATION STATEMENT UNDER       |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 11 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485
            |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485
        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
            |_| on        , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                              JEFFERSON NATIONAL
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                                 ADVANTAGE PLUS
                         THE FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Advantage Plus individual flexible premium deferred annuity Contract, fixed and variable accounts (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both.

   The Contract has a Purchase Payment Credit feature. Each time you make a Purchase Payment, We will credit an additional 4% to that payment. The expenses for this Contract are higher than other annuity Contracts We offer that do not have a Purchase Payment Credit (also referred to as a bonus). The benefit of the Purchase Payment Credit may be more than offset by the higher expenses, relative to other annuity Contracts We offer, attributable to the Purchase Payment Credit.

   The Contract has a variety of Investment Options, which include a Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account and/or the Sub-accounts. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account offers interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account option.

40|86 SERIES TRUST

MANAGED BY 40|86 ADVISORS, INC.

   o 40|86 Series Trust Balanced Portfolio
   o 40|86 Series Trust Equity Portfolio
   o 40|86 Series Trust Fixed Income Portfolio
   o 40|86 Series Trust Government Securities Portfolio
   o 40|86 Series Trust High Yield Portfolio
   o 40|86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.

   o AIM V.I. Basic Value Fund - Series II shares
   o AIM V.I. Core Equity Fund - Series I shares
   o AIM V.I. High Yield Fund - Series I shares
   o AIM V.I. Mid Cap Core Equity Fund - Series II shares
   o AIM V.I. Real Estate Fund - Series I shares (effective July 3, 2006 renamed AIM V.I. Global Real Estate Fund)
   o AIM V.I. Financial Services Fund - Series I shares
   o AIM V.I. Global Health Care Fund - Series I Shares
   o AIM V.I. Technology Fund - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

   o Alger American Growth Portfolio Class O
   o Alger American Leveraged AllCap Portfolio Class O
   o Alger American MidCap Growth Portfolio Class O
   o Alger American Small Capitalization Portfolio Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

MANAGED BY ALLIANCEBERNSTEIN L.P.

   o  AllianceBernstein Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o American Century VP Income & Growth Fund (Class I)
   o American Century VP Inflation Protection Fund (Class II)
   o American Century VP Value Fund (Class I)
   o American Century VP Balanced Fund (Class I)

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o American Century VP International Fund (Class I)

THE DIREXION INSURANCE TRUST

MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

   o DireXion Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
(SERVICE SHARES)

MANAGED BY THE DREYFUS CORPORATION

   o Dreyfus IP - Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC.
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.
DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

   o Dreyfus VIF--Disciplined Stock Portfolio (Initial Shares)
   o Dreyfus VIF--International Value Portfolio (Initial Shares)

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

   o Federated Capital Income Fund II
   o Federated High Income Bond Fund II (Primary Shares)

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

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

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MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

   o Federated International Equity Fund II

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

   o Janus Aspen Growth and Income Portfolio (Institutional Shares)
   o Janus Aspen International Growth Portfolio (Institutional Shares)
   o Janus Aspen Large Cap Growth Portfolio (Institutional Shares) (formerly Janus Aspen Growth Portfolio)
   o Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
   o Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

   o Lazard Retirement Emerging Markets Portfolio
   o Lazard Retirement Equity Portfolio
   o Lazard Retirement International Equity Portfolio
   o Lazard Retirement Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o Legg Mason Partners Variable All Cap Portfolio
   o Legg Mason Partners Variable High Yield Bond Portfolio
   o Legg Mason Partners Variable Large Cap Growth Portfolio
   o Legg Mason Partners Variable Strategic Bond Portfolio
   o Legg Mason Partners Variable Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o Legg Mason Partners Variable Aggressive Growth Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES

MANAGED BY SMITH BARNEY MANAGEMENT LLC

   o Legg Mason Partners Government Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

   o Lord Abbett Series Fund, Inc. - America's Value Portfolio
   o Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

   o Neuberger Berman AMT Fasciano Portfolio (Class S)
   o Neuberger Berman AMT High Income Bond Fund
   o Neuberger Berman AMT Limited Maturity Bond Portfolio
   o Neuberger Berman AMT Mid-Cap Growth Portfolio
   o Neuberger Berman AMT Partners Portfolio
   o Neuberger Berman AMT Regency Portfolio
   o Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   o PIMCO VIT Money Market Portfolio (Administrative Class)
   o PIMCO VIT Real Return Portfolio (Administrative Class)
   o PIMCO VIT Short-Term Portfolio (Administrative Class)
   o PIMCO VIT Total Return Portfolio (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   o Pioneer Core Bond VCT Portfolio
   o Pioneer Equity Income VCT Portfolio
   o Pioneer Europe VCT Portfolio
   o Pioneer Fund VCT Portfolio
   o Pioneer High Yield VCT Portfolio
   o Pioneer Mid Cap Value VCT Portfolio

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC

   o Royce Micro-Cap Portfolio
   o Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX INVESTMENTS

   o Rydex Banking Fund
   o Rydex Basic Materials Fund
   o Rydex Biotechnology Fund
   o Rydex Commodities Fund
   o Rydex Consumer Products Fund
   o Rydex Dynamic Dow Fund
   o Rydex Dynamic OTC Fund
   o Rydex Dynamic S&P 500 Fund
   o Rydex Dynamic Strengthening Dollar Fund
   o Rydex Dynamic Weakening Dollar Fund
   o Rydex Electronics Fund
   o Rydex Energy Fund
   o Rydex Energy Services Fund
   o Rydex Europe Advantage Fund
   o Rydex Financial Services Fund
   o Rydex Government Long Bond Advantage Fund
   o Rydex Health Care Fund
   o Rydex Internet Fund
   o Rydex Inverse Dynamic Dow Fund
   o Rydex Inverse Government Long Bond Fund
   o Rydex Inverse Mid-Cap Fund
   o Rydex Inverse Russell 2000 Fund
   o Rydex Inverse OTC Fund
   o Rydex Inverse S&P 500 Fund
   o Rydex Japan Advantage Fund
   o Rydex Large-Cap Growth Fund
   o Rydex Large-Cap Value Fund
   o Rydex Leisure Fund
   o Rydex Mid Cap Advantage Fund
   o Rydex Mid-Cap Growth Fund
   o Rydex Mid-Cap Value Fund
   o Rydex Nova Fund
   o Rydex OTC Fund
   o Rydex Precious Metals Fund
   o Rydex Real Estate Fund
   o Rydex Retailing Fund
   o Rydex Russell 2000 Advantage Fund
   o Rydex Sector Rotation Fund
   o Rydex Small-Cap Growth Fund
   o Rydex Small-Cap Value Fund
   o Rydex Technology Fund
   o Rydex Telecommunications Fund
   o Rydex Transportation Fund
   o Rydex U.S. Government Money Market Fund
   o Rydex Utilities Fund

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

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   o CLS AdvisorOne Amerigo Fund
   o CLS AdvisorOne Clermont Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

   o Seligman Communications and Information Portfolio
   o Seligman Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

   o Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

   o Van Eck Worldwide Absolute Return Fund
   o Van Eck Worldwide Bond Fund
   o Van Eck Worldwide Emerging Markets Fund
   o Van Eck Worldwide Hard Assets Fund
   o Van Eck Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE FUNDS

MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC

   o Wells Fargo Advantage VT Discovery Fund
   o Wells Fargo Advantage VT Opportunity Fund

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

   To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

   THE CONTRACTS:

   o  ARE NOT BANK DEPOSITS

   o  ARE NOT FEDERALLY INSURED

   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

   May 1, 2006

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TABLE OF CONTENTS

                                                                            PAGE

DEFINITIONS OF SPECIAL TERMS..................................................6
HIGHLIGHTS....................................................................8
FEE TABLE.....................................................................9
CONDENSED FINANCIAL INFORMATION...............................................12
THE COMPANY...................................................................13
THE ADVANTAGE PLUS ANNUITY CONTRACT...........................................13
   Free Look..................................................................13
   Ownership..................................................................13
   Beneficiary................................................................13
   Assignment.................................................................13
   Requesting Transaction or Obtaining Information About Your Contract........14
PURCHASE......................................................................14
   Purchase Payments..........................................................14
   Purchase Payment Credit Feature............................................14
   Allocation of Purchase Payments............................................14
 INVESTMENT OPTIONS...........................................................15
   Investment Portfolios......................................................15
   The Fixed Account..........................................................15
   The General Account........................................................16
   Voting Rights..............................................................16
   Substitution...............................................................16
   Transfers..................................................................16
   Excessive Trading Limits...................................................16
   Dollar Cost Averaging Program..............................................18
   Rebalancing Program........................................................18
   Asset Allocation Program...................................................18
   Interest Sweep Program.....................................................18
EXPENSES......................................................................18
   Insurance Charges..........................................................18
   Contract Maintenance Charge................................................19
   Contingent Deferred Sales Charge...........................................19
   Waiver of Contingent Deferred Sales Charge.................................19
   Reduction or Elimination of Contingent Deferred Sales Charge...............20
   Investment Portfolio Expenses..............................................20
   Transfer Fee...............................................................20
   Premium Taxes..............................................................20
   Income Taxes...............................................................20
CONTRACT VALUE................................................................20
   Accumulation Units.........................................................20
ACCESS TO YOUR MONEY..........................................................21
   Systematic Withdrawal Program..............................................21
   Suspension of Payments or Transfers........................................21
DEATH BENEFIT.................................................................21
   Upon Your Death During the Accumulation Period.............................21
   Standard Death Benefit Amount During the Accumulation Period...............22
   Optional Guaranteed Minimum Death Benefit..................................22

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   Payment of the Death Benefit During the Accumulation Period................22
   Death of Contract Owner During the Annuity Period..........................22
   Death of Annuitant.........................................................23
ANNUITY PAYMENTS (THE ANNUITY PERIOD).........................................23
   Annuity Payment Amount.....................................................23
   Optional Guaranteed Minimum Income Benefit (GMIB)..........................23
   Annuity Options............................................................24
TAXES.........................................................................24
   Annuity Contracts in General...............................................24
   Tax Status of the Contracts................................................24
   Taxation of Non-Qualified Contracts........................................26
   Taxation of Qualified Contracts............................................26
   Possible Tax Law Changes...................................................27
OTHER INFORMATION.............................................................27
   Legal Proceedings..........................................................27
   The Separate Account.......................................................28
   Distributor................................................................28
   Financial Statements.......................................................29
APPENDIX A--CONDENSED FINANCIAL INFORMATION...................................30
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..................52
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................65


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DEFINITIONS OF SPECIAL TERMS

  Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

  ACCUMULATION PERIOD: The period during which you invest money in your Contract.

  ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

  ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

  ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

  ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

  ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

  ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

  ANNUITY PERIOD: The period during which We make income payments to you.

  ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

  BENEFICIARY: The person designated to receive any benefits under the Contract if you or under certain circumstances the Annuitant dies.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") or applicable bond market is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.

  COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

  CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

  CONTRACT: The Advantage Plus individual flexible premium deferred annuity Contract, which provides fixed and variable Investment Options offered by the Company.

  CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

  CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

  DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision or the optional Guaranteed Minimum Death Benefit Rider.

  FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

  FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 Business Days from receipt, but certain states require a longer period.

  INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, the charges for the optional Guaranteed Minimum Death Benefit, and charges for the optional Guaranteed Minimum Income Benefit. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

  INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

  INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

  INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

  INVESTMENT PORTFOLIOS: The variable Investment options available under the contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

  JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

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  NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

  OWNER: You, the purchaser of the Contract are the Owner.

  PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

  PURCHASE PAYMENT CREDIT: The Purchase Payment Credit is an additional amount added to your Contract. We contribute the Purchase Payment Credit on each Purchase Payment added to the Contract. Purchase Payment Credits are considered earnings under the Contract.

  QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

  SEPARATE ACCOUNT: Jefferson National Life Annuity Account H of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

  SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

  TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

  WEBSITE: www.jeffnat.com , which is the Website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website

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HIGHLIGHTS

  The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account H (Separate Account) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

  The Contract has a Purchase Payment Credit feature under which We will credit an additional 4% to each Purchase Payment (Purchase Payment Credit or bonus) you make. We call this the bonus feature.

  The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

  The Contract also offers a Guaranteed Minimum Death Benefit option. This benefit is guaranteed by Us. There is an additional charge for this option. This option may not be available in your state. This benefit is described in detail under the heading "Optional Guaranteed Minimum Death Benefit."

  We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect the Guaranteed Minimum Death Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

  All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

  You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

  FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation (less the Purchase Payment Credit). This may be more or less than your original payment. We will return your original payment if required by law.

  TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

  INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at: Jefferson National Life Insurance Company

P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE
(as a percentage of Purchase
Payments withdrawn)(1)......  8%
TRANSFER FEE(2).............   You may make a transfer once very 30 days without
                              charge. If you transfer more often, We may charge a fee of $25 per transfer.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                                 CURRENT CHARGE               MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3)...........................................   $30 per Contract per year   $60 per Contract per year
SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk and Administrative Charges....................             1.40%                       1.65%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(without optional riders)................................................             1.40%                       1.65%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER
(as a percentage of average Separate Account Contract Value).............             0.30%                       0.45%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT AND OPTIONAL GUARANTEED MINIMUM
INCOME BENEFIT RIDERS
(as a percentage of average Separate Account Contract Value) (4).........             0.60%                       0.65%
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(assuming Optional Guaranteed Minimum Death Benefit and Optional

Guaranteed Minimum Income Benefit riders)................................             2.00%                       2.30%

--------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                        MINIMUM         MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Investment Portfolio assets, including management fees,              Gross: 0.27%   Gross: 10.10%
distribution and/or service (12b-1) fees, and other expenses)(5)...................................    Net: 0.27%      Net: 5.11%

(1) The Contingent Deferred Sales Charge, which applies separately to each
Purchase Payment, decreases to zero over time in accordance with the following schedule:

NUMBER OF CONTRACT YEARS FROM                              CONTINGENT DEFERRED
RECEIPT OF PURCHASE PAYMENT                               SALES CHARGE PERCENT
0-1..................................................              8%
2....................................................              8%
3....................................................              8%
4....................................................              8%
5....................................................              7%
6....................................................              6%
7....................................................              5%
8....................................................              3%
9....................................................              1%
10 and more..........................................              0%

Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis)(excluding payments made by Us to Your Investment Adviser); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 9 complete Contract years.

(2) Transfers made for the Dollar Cost Averaging Program, Interest Sweep Program or Rebalancing Program do not count toward the one transfer per 30-day limit. All reallocations made on the same Business Day count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

3 Jefferson National will not charge the Contract Maintenance charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase the Guaranteed Minimum Death Benefit rider.

(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2007. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,461.48      $3,804.80      $5,742.74        $9,038.13

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $954.09       $1,383.34      $1,746.82        $2,382.28

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,461.48      $3,804.80      $5,068.59        $9,038.13

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $954.09       $1,383.34      $1,103.22        $2,382.28

(3) If you do not surrender your Contract and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $711.15       $3,043.70      $5,068.59        $9,038.13

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $207.79        $642.27       $1,103.22        $2,382.28

(4) If you surrender your Contract at the end of the applicable time period and have purchased the optional Guaranteed Minimum Death Benefit and optional
Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30%:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,529.62      $3,977.51      $5,976.42        $9,293.42

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,022.23      $1,588.54      $2,089.48        $3,064.41

(5) If you annuitize at the end of the applicable time period and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum
Income Benefit riders with a maximum charge of 2.30% (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,529.62      $3,977.51      $5,300.44        $9,293.42

--------------------------------------------------------------------------------

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,022.23      $1,588.54      $1,443.25        $3,064.41

(6) If you do not surrender your Contract and have purchased the optional
Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30%:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $778.75       $3,214.96      $5,300.44        $9,293.42

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES.......................................     $275.39        $845.75       $1,443.25        $3,064.41

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE COMPANY

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVANTAGE PLUS ANNUITY CONTRACT

  This prospectus describes the variable annuity Contract We are offering. An annuity is a Contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

  The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

  The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

  In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

  You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

  If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges and Investment Portfolio operating expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return the value of your Contract, less the Purchase Payment Credits. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 Business Days after receiving it (or whatever period is required in your state). OWNERSHIP

  OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

  A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

  JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

  Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

--------------------------------------------------------------------------------
  If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

  AN ASSIGNMENT MAY BE A TAXABLE EVENT.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

PURCHASE
PURCHASE PAYMENTS

  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. We will accept up to $2,000,000 in Purchase Payments without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

  You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional Purchase Payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

PURCHASE PAYMENT CREDIT FEATURE

  Each time you make a Purchase Payment, We will credit an additional 4% to that Purchase Payment. We refer to these amounts as Purchase Payment Credits or the Bonus. In the future, We may increase the percentage of the Purchase Payment Credit. Purchase Payment Credits will be allocated in the same way as your Purchase Payment. An amount equal to the Purchase Payment Credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the Purchase Payment Credit.

  Contract charges are deducted from Contract Value. Therefore, when We credit your Contract with a Purchase Payment Credit, your Contract incurs expenses on the total Contract Value, which includes the Purchase Payment Credits and earnings on these amounts. When you cancel your Contract during the Free Look Period, you will forfeit your Purchase Payment Credit. Since charges will have been assessed during the Free Look Period against the higher amount (that is, the Purchase Payment plus the Purchase Payment Credit), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the Purchase Payment Credit. We expect to profit from certain charges assessed under the Contract, including certain charges (i.e., the Contingent Deferred Sales Charge and the Insurance Charges) associated with the Purchase Payment Credit. The Purchase Payment Credit feature may not be available in your state.

ALLOCATION OF PURCHASE PAYMENTS

  You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment and any Purchase Payment Credit according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them and any Purchase Payment Credit based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

  Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange (or applicable bond market) closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio listed below received after the applicable cut-off time set forth in the

--------------------------------------------------------------------------------
chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

-------------------------------------------------------------------
                   15 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------
Dynamic Dow               Dynamic OTC            Dynamic S&P 500
-------------------------------------------------------------------
Dynamic Strengthening     Dynamic Weakening      Europe Advantage
Dollar                    Dollar
-------------------------------------------------------------------
Government Long Bond      Inverse Government     Inverse Mid-Cap
Advantage                 Long Bond              Growth
-------------------------------------------------------------------
Inverse Dynamic Dow       Inverse OTC            Russell 2000
                                                 Advantage
-------------------------------------------------------------------
Inverse S&P 500           Japan Advantage        Large-Cap Growth
-------------------------------------------------------------------
Mid Cap Advantage         Mid-Cap Growth         Nova
-------------------------------------------------------------------
OTC                       Sector Rotation        Small-Cap Growth
-------------------------------------------------------------------
Small-Cap Value           U.S. Govt Money Mkt
-------------------------------------------------------------------

                   30 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------
Banking                   Energy Services        Real Estate
-------------------------------------------------------------------
Basic Materials           Financial Services     Retailing
-------------------------------------------------------------------
Biotechnology             Health Care            Technology
-------------------------------------------------------------------
Commodities               Internet               Telecommunication
-------------------------------------------------------------------
Consumer Products         Leisure                Transportation
-------------------------------------------------------------------
Electronics               Precious Metals        Utilities
-------------------------------------------------------------------
Energy
-------------------------------------------------------------------

  Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

  The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

  You should read the prospectuses for the Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix B for a summary of investment objectives and strategies for each Investment Portfolio.

  The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolios' ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

  We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

THE FIXED ACCOUNT

  During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state. See your Contract for more information on the Fixed Account.

  The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Separate Account Annual Expenses do not apply to

--------------------------------------------------------------------------------
amounts allocated to the Fixed Account. See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

  During the Annuity Period, the portion of you annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

  It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

  You can transfer money among the Fixed Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

  TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, and to or from any Sub-account. Transfers may be made by contacting our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

  1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

  2. Limits on transfers out of the Fixed Account may apply.

  3. Your request for a transfer must clearly state which Sub-account(s) are involved in the transfer.

  4. Your request for transfer must clearly state how much the transfer is for.

  5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

     a. the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Owner; or

     c. limiting the dollar amount that may be transferred between Sub-accounts by an Owner at any one time.

  6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

  TRANSFERS DURING THE ANNUITY PERIOD. You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee $25 charge per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. We reserve the right to change the amount of the transfer fee and the frequency of permitted transfers. The following rules also apply to any transfer during the Annuity Period:

  1. Transfers made between the Fixed Account and the Investment Portfolios are limited to 20% of the Fixed Account Value every six months. We reserve the right to waive this restriction.

  2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

  THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY (INCLUDING TERMINATING) THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

  o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a

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detrimental effect on the price of Investment Portfolio shares; or

  o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

  The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

  We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

    The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

  We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, the PIMCO VIT Money Market Portfolio and the 40|86 Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

-------------------------------------------------------------------

                           30 DAY HOLD
-------------------------------------------------------------------
CLS AdvisorOne Amerigo    CLS AdvisorOne         Federated
                          Clermont               Capital Income
                                                 Fund II
-------------------------------------------------------------------
Federated High Income     Federated              Legg Mason
Bond Fund II              International Equity   Aggressive Growth
                          Fund II
-------------------------------------------------------------------
Legg Mason All Cap        Legg Mason Government  Legg Mason High
                                                 Yield Bond
-------------------------------------------------------------------
Legg Mason Large Cap      Legg Mason Strategic   Legg Mason Total
Growth                    Bond                   Return
-------------------------------------------------------------------
Lord Abbett America's     Lord Abbett Growth     Rydex Sector
Value                     and Income             Rotation
-------------------------------------------------------------------

                           60 DAY HOLD
-------------------------------------------------------------------
Dreyfus Socially          Dreyfus Stock Index    Dreyfus
Responsible Growth                               Disciplined Stock
-------------------------------------------------------------------
Dreyfus International     Dreyfus Small Cap
Value                     Stock Index
-------------------------------------------------------------------

                           90 DAY HOLD
-------------------------------------------------------------------
40|86 Series Trust High   AllianceBernstein      Janus Aspen
Yield Portfolio           Growth and Income      Growth and Income
-------------------------------------------------------------------
Janus Aspen               Janus Aspen Large      Janus Aspen
International Growth      Cap Growth             Mid-Cap Growth
-------------------------------------------------------------------
Janus Aspen Worldwide     Third Avenue Value
Growth
-------------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days to make a sale in the same Investment Portfolio in Contract 2. All transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. These systematic transactions are not monitored if they are scheduled at least 7 days in advance. If you (or your agent's) Website

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transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedures, you may specify the day of the month on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

  The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

  Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

  EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

  Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract (asset allocation program). Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

  You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

  Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Death Benefit (GMDB) and/or the Guaranteed Minimum Income Benefit (GMIB).

  The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death

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benefit, for certain expenses of the Contract, and for assuming the risk
(expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

  The Insurance Charges will be as follows:

                                CURRENT           MAXIMUM
    GMDB        GMIB           INSURANCE         INSURANCE
  ELECTED      ELECTED          CHARGE             CHARGE
     No          No              1.40%             1.65%
    Yes          No              1.70%             2.10%
    Yes          Yes             2.00%             2.30%

CONTRACT MAINTENANCE CHARGE

  On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

  We do not deduct the Contract Maintenance Charge if the value of your Contract is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and the Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

  The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance.

  No Contract Maintenance Charge is deducted during the Annuity Period.

CONTINGENT DEFERRED SALES CHARGE

  During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The charge is as follows:

NUMBER OF YEARS                                CONTINGENT
FROM RECEIPT OF                              DEFERRED SALES
PURCHASE PAYMENT                                 CHARGE

  0-1                                              8%
  2                                                8%
  3                                                8%
  4                                                8%
  5                                                7%
  6                                                6%
  7                                                5%
  8                                                3%
  9                                                1%
  10 or more                                       0%

  FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

   o 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

   o the total of your Purchase Payments that have been in the Contract for 10 or more complete years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

  In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

  UNEMPLOYMENT. You may make one free withdrawal of up to 50% of your Contract Value if:

   o your Contract has been in force for at least 1 year;

   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o your employment was involuntarily terminated by your employer; and

   o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

  This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

  NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

   o confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is

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     medically necessary;

   o request for this benefit is made during confinement or within 60 days after confinement ends; and

   o We receive due proof of confinement.

  This benefit may be used by only one person including in the case of Joint Owners or If the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

  TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   o This benefit may only be used one time including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner.

   This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

  We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person. INVESTMENT PORTFOLIO OPERATING EXPENSES

  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

  You can make one transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

  During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer your funds from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, and then from the Sub-account with the largest balance that is involved in the transfer.

  During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer. If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

  Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

  We will deduct from the Contract any income taxes which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

  Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

  Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

  1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

  2. subtracting the daily amount of the Insurance Charges.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.

  When you make a Purchase Payment, We credit your

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Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated, including any Purchase Payment Credit, to an Sub-account by the value of the Accumulation Unit for that Sub-account. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange (or applicable bond market) closes each Business Day and then credit your Contract.

  EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you and We credit your Contract with the 4% Purchase Payment Credit. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,160 ($4,000 Purchase Payment plus $160 Purchase Payment Credit) by $12.25 and credit your Contract on Wednesday night with 339.59 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

  You can have access to the money in your Contract:

  o  by making a withdrawal (either a partial or a complete withdrawal);

  o  by electing to receive Annuity Payments; or

  o when a death benefit is paid to your Beneficiary. Withdrawals can only be made during the Accumulation Period.

  When you make a complete withdrawal, you will receive your Contract Value on the Business Day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and (iii) less any applicable premium tax.

  You must tell Us which Investment Option you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. There must be at least $500 left in at least one Sub-Account after you make a partial withdrawal. If you do not have at least $500 in one Sub-Account, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges.

  Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 Business Days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

  A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

  Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

SYSTEMATIC WITHDRAWAL PROGRAM

  The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

  We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

  1. the New York Stock Exchange (or applicable bond market) is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange (or applicable bond market) is restricted;

  3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of Owners.

  We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

  If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to a Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT
UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

  If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

  The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Sub-Accounts and/or the Fixed

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Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining
Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

STANDARD DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

  If death occurs prior to age 80 and you did not elect the optional Guaranteed Minimum Death Benefit, the Death Benefit Amount will be the greater of:

  (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

  (2) the total Purchase Payments you have made, less any partial withdrawals and Contingent Deferred Sales Charges.

  If you are age 80 or over, the Death Benefit Amount will be equal to the Contract Value as of the Business Day We receive due proof of death and a payment election.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

  For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

  (1) the total Purchase Payments you have made, less all partial withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

  (2) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

  (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

  If death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the death benefit as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

  If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

  It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

  If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

  If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary can elect to continue the optional Guaranteed Minimum Death Benefit. However, for purposes of determining the Guaranteed Minimum Death Benefit under the Contract for the new Owner, the Death Benefit Amount on the date the Contract is continued is treated as the premium.

  THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period.

  OPTION 1--lump sum payment of the Death Benefit Amount; or

  OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

  OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

  Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

  o continue the Contract in his or her own name at the then current Contract Value;

  o  elect a lump sum payment of the Death Benefit Amount; or

  o  apply the Death Benefit Amount to an Annuity Option.

  If the spouse elects to continue the Contract, the Contract Value will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.

  If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

  If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

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DEATH OF ANNUITANT

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

  The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date. The Annuity Date may not be later than the earlier of the date the Annuitant reaches attained age 90 or the maximum date permitted under applicable state law. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

  For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

  You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

  During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

  If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

  1) The value of your Contract in the Sub-Account(s) on the Annuity Date or the Death Benefit Amount if the Annuity Option is selected to pay the death benefit

  2) the 3% or 5% (as you selected) Assumed Investment Rate used in the annuity table for the Contract;

  3) the performance of the Investment Portfolio(s) you selected; and

  4) the Annuity Option you selected.

  You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

  On the Annuity Date, your Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

  Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

  Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

  For an extra charge, you can elect the Guaranteed Minimum Income Benefit. You may not select this benefit unless you also select the optional Guaranteed Minimum Death Benefit.

  Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 80th birthday, this amount is equal to:

  1) the largest Contract Value on any Contract Anniversary; less

  2) any partial withdrawals.

  This amount is limited to no more than twice the amount of Purchase Payments made less any partial withdrawals. The Guaranteed Minimum Income Benefit base after your 80th birthday is equal to the greater of:

  1) the value of your Contract, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or

  2) the Guaranteed Minimum Income Benefit base as of the last Contract Anniversary before your 80th birthday less any


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partial withdrawals.

  If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

  o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will be applied.

  o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

  o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

  o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

  o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

  On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

  It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

  THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, if the Annuitant dies and We have made Annuity Payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

  OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

  OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

  OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

TAXES

  NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Sub-account, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on


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income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the Sub-Accounts of the Separate Account have not been explicitly addressed in published rulings. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the Owner or the joint lives of the Owner and the Owner's designated beneficiary, determined by using the life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-2; or

(b) if the Owner's only designated beneficiary is the Owner's spouse and the spouse is more than 10 years younger than the Owner, then the distribution period is determined by using the joint life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A3. For Tax Sheltered Annuities, required distributions do not have to be withdrawn from the Contract if they are being withdrawn from another Tax Sheltered Annuity you own.

  For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this Contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA You own. If the Owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

   If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that


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actually was distributed for that year. For Individual Retirement Annuities, SEP
IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

  Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from


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the IRA. A 10% penalty tax generally applies to distributions made before age 59
1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

  Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

  Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

  "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to


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legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

  Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

  On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE SEPARATE ACCOUNT

  We established a Separate Account, Jefferson National Life Annuity Account H (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account H. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on November 1, 1999. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

  The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

  Where permitted by law, We may:

   o create new separate accounts;

   o combine separate Accounts, including combining the Separate Account with another separate account established by the Company;

   o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o transfer the Separate Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   o make the Sub-accounts available under other policies We issue;

   o add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

   o deregister the Separate Account under the Investment Company Act of 1940;
     and

   o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

  Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

  Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealer commissions may be paid up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon

--------------------------------------------------------------------------------
the nature and level of services provided by the broker-dealer.

  In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account H are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2005, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account H for the year ended December 31, 2005 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2004, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account H for the year ended December 31, 2004 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

APPENDIX A--CONDENSED FINANCIAL INFORMATION

   The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account H's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information.

   Each Sub-account has 2 sets of Accumulation Unit values that reflect the minimum and maximum levels of Insurance Charges under the Contract. The Accumulation Unit value does not reflect the deduction of other charges, such as the Contingent Deferred Sales Charge or the Contract Maintenance Charge. The table reflects three different levels of charges:

  o Line (a) shows the Contract without any optional benefits which is the minimum charge.

  o Line (b) shows the Contract with both the Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit elected which is the maximum charge.

The tables below provide per unit information about the financial history of each Sub-account for the periods ended December 31:


                                                         2005         2004        2003            2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST: BALANCED PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                  (a)      $15.076      $13.794     $11.346         $13.213     $14.348      $14.840
                                               (b)      $14.612      $13.450     $11.130         $13.042     $14.248      $14.814

Ending AUV                                     (a)      $15.705      $15.076     $13.794         $11.346     $13.213      $14.348
                                               (b)      $15.130      $14.612     $13.450         $11.130     $13.042      $14.248

Ending Number of AUs                                    135,305      143,637     165,857         191,939     323,925      293,061

EQUITY PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                  (a)      $19.755      $16.565     $12.246         $14.344     $16.219      $18.002
                                               (b)      $19.151      $16.155     $12.015         $14.158     $16.106      $17.971

Ending AUV                                     (a)      $21.709      $19.755     $16.565         $12.246     $14.344      $16.219
                                               (b)      $20.919      $19.151     $16.155         $12.015     $14.158      $16.106

Ending Number of AUs                                    110,912      108,591     137,635         145,906     201,041      121,369

FIXED INCOME PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                  (a)      $13.642      $13.208     $12.252         $11.869     $11.059      $10.193
                                               (b)      $13.225      $12.881     $12.020         $11.715     $10.982      $10.175

Ending AUV                                     (a)      $13.757      $13.642     $13.208         $12.252     $11.869      $11.059
                                               (b)      $13.257      $13.225     $12.881         $12.020     $11.715      $10.982

Ending Number of AUs                                     80,971       97,777     109,211         165,752     161,998       30,808

GOVERNMENT SECURITIES PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                  (a)      $12.652      $12.521     $12.528         $11.620     $11.104      $10.058
                                               (b)      $12.265      $12.211     $12.291         $11.469     $11.026      $10.041

Ending AUV                                     (a)      $12.693      $12.652     $12.521         $12.528     $11.620      $11.104
                                               (b)      $12.231      $12.265     $12.211         $12.291     $11.469      $11.026

Ending Number of AUs                                     94,257      102,735     133,029         263,226     164,092      107,630


                                                                                                                               30

------------------------------------------------------------------------------------------------------------------------------------
                                                         2005          2004        2003            2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $14.830      $13.586     $10.816         $10.400     $10.224      $10.000
                                                (b)      $14.419      $13.290     $10.644         $10.296     $10.182      $10.000

Ending AUV                                      (a)      $14.792      $14.830     $13.586         $10.816     $10.400      $10.224
                                                (b)      $14.297      $14.419     $13.290         $10.644     $10.296      $10.182

Ending Number of AUs                                      68,638       75,453      90,124         105,950      81,580       62,894

MONEY MARKET PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $11.311      $11.365     $11.453         $11.471     $11.190      $10.742
                                                (b)      $10.965      $11.084     $11.237         $11.323     $11.111      $10.724

Ending AUV                                      (a)      $11.476      $11.311     $11.365         $11.453     $11.471      $11.190
                                                (b)      $11.059      $10.965     $11.084         $11.237     $11.323      $11.111

Ending Number of AUs                                     305,548      230,147     239,115         697,355     855,499      549,504

------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
BASIC VALUE FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                   (a)      $14.113      $12.913     $10.000       N/A           N/A          N/A
                                                (b)      $13.972      $12.860     $10.000       N/A           N/A          N/A

Ending AUV                                      (a)      $14.673      $14.113     $12.913       N/A           N/A          N/A
                                                (b)      $14.439      $13.972     $12.860       N/A           N/A          N/A

Ending Number of AUs                                       4,898        4,278       5,618       N/A           N/A          N/A

FINANCIAL SERVICES FUND
(INCEPTION DATE MAY 1, 2001)
Beginning AUV                                   (a)      $11.135      $10.391      $8.132          $9.691     $10.078      N/A
                                                (b)      $10.892      $10.225      $8.051          $9.652     $10.078      N/A

Ending AUV                                      (a)      $11.629      $11.135     $10.391          $8.132      $9.691      N/A
                                                (b)      $11.308      $10.892     $10.225          $8.051      $9.652      N/A

Ending Number of AUs                                      14,454       18,295      17,189          42,470      39,618      N/A

GLOBAL HEALTH CARE FUND
(INCEPTION DATE MAY 1, 2001)
Beginning AUV                                   (a)      $10.182       $9.599      $7.618         $10.226     $10.050      N/A
                                                (b)       $9.960       $9.447      $7.542         $10.185     $10.050      N/A

Ending AUV                                      (a)      $10.859      $10.182      $9.599          $7.618     $10.226      N/A
                                                (b)      $10.559       $9.960      $9.447          $7.542     $10.185      N/A

Ending Number of AUs                                      11,148       16,692      13,781          21,633      44,001      N/A


                                                                                                                                 31

------------------------------------------------------------------------------------------------------------------------------------
                                                         2005          2004        2003            2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $10.768       $9.966     N/A           N/A           N/A          N/A
                                                (b)      $10.724       $9.965     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.907      $10.768     N/A           N/A           N/A          N/A
                                                (b)      $10.798      $10.724     N/A           N/A           N/A          N/A

Ending Number of AUs                                      29,267       38,758     N/A           N/A           N/A          N/A

MID CAP CORE EQUITY FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                   (a)      $13.891      $12.404      $9.958       N/A           N/A          N/A
                                                (b)      $13.752      $12.354      $9.958       N/A           N/A          N/A

Ending AUV                                      (a)      $14.694      $13.891     $12.404       N/A           N/A          N/A
                                                (b)      $14.461      $13.752     $12.354       N/A           N/A          N/A

Ending Number of AUs                                       8,801       10,133       8,079       N/A           N/A          N/A

REAL ESTATE FUND
(INCEPTION DATE MAY 1, 2001)
Beginning AUV                                   (a)      $19.551      $14.517     $10.604         $10.110     $10.030      N/A
                                                (b)      $19.125      $14.286     $10.499         $10.069     $10.030      N/A

Ending AUV                                      (a)      $22.024      $19.551     $14.517         $10.604     $10.110      N/A
                                                (b)      $21.416      $19.125     $14.286         $10.499     $10.069      N/A

Ending Number of AUs                                      20,420       16,802      14,229          19,234         547      N/A

TECHNOLOGY FUND
(INCEPTION DATE MAY 1, 2001)
Beginning AUV                                   (a)       $5.607       $5.434      $3.793          $7.236     $10.251      N/A
                                                (b)       $5.484       $5.348      $3.754          $7.207     $10.251      N/A

Ending AUV                                      (a)       $5.649       $5.607      $5.434          $3.793      $7.236      N/A
                                                (b)       $5.493       $5.484      $5.348          $3.754      $7.207      N/A

Ending Number of AUs                                       8,006       14,377      15,614          11,734      29,853      N/A

------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $12.284      $11.808      $8.859         $13.409     $15.421      $18.274
                                                (b)      $11.908      $11.516      $8.692         $13.235     $15.313      $18.243

Ending AUV                                      (a)      $13.572      $12.284     $11.808          $8.859     $13.409      $15.421
                                                (b)      $13.078      $11.908     $11.516          $8.692     $13.235      $15.313

Ending Number of AUs                                     117,092      109,087      85,781          97,572     173,741      136,434

LEVERAGED ALLCAP PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $14.816      $13.888     $10.454         $16.041     $19.351      $27.188
                                                (b)      $14.362      $13.544     $10.256         $15.833     $19.216      $27.141

Ending AUV                                      (a)      $16.721      $14.816     $13.888         $10.454     $16.041      $19.351
                                                (b)      $16.113      $14.362     $13.544         $10.256     $15.833      $19.216

Ending Number of AUs                                      77,705      105,441     160,451         132,760     153,735      144,826


                                                                                                                                 32

------------------------------------------------------------------------------------------------------------------------------------
                                                         2005          2004        2003            2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $18.044      $16.187     $11.107         $15.987     $17.345      $16.997
                                                 (b)      $17.491      $15.787     $10.897         $15.779     $17.224      $16.968

Ending AUV                                       (a)      $19.542      $18.044     $16.187         $11.107     $15.987      $17.345
                                                 (b)      $18.831      $17.491     $15.787         $10.897     $15.779      $17.224

Ending Number of AUs                                      102,078      129,081     137,546         155,522     258,585      195,894

SMALL CAPITALIZATION PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)       $9.273       $8.068      $5.747          $7.901     $11.368      $17.030
                                                 (b)       $8.989       $7.867      $5.639          $7.798     $11.288      $17.001

Ending AUV                                       (a)      $10.689       $9.273      $8.068          $5.747      $7.901      $11.368
                                                 (b)      $10.299       $8.989      $7.867          $5.639      $7.798      $11.288

Ending Number of AUs                                       67,625       89,935     151,159          49,224     198,979      100,287

------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
GROWTH AND INCOME
(INCEPTION DATE OCTOBER 26, 2001)

Beginning AUV                                    (a)      $11.332      $10.311      $7.890         $10.266     $10.046      N/A
                                                 (b)      $11.118      $10.176      $7.835         $10.255     $10.046      N/A

Ending AUV                                       (a)      $11.719      $11.332     $10.311          $7.890     $10.266      N/A
                                                 (b)      $11.428      $11.118     $10.176          $7.835     $10.255      N/A

Ending Number of AUs                                        6,393       11,130      12,799           9,625      16,127      N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
VP BALANCED FUND
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                    (a)      $10.042      N/A         N/A           N/A           N/A          N/A
                                                 (b)      $10.041      N/A         N/A           N/A           N/A          N/A

Ending AUV                                       (a)      $10.599      N/A         N/A           N/A           N/A          N/A
                                                 (b)      $10.556      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                            0      N/A         N/A           N/A           N/A          N/A

VP INCOME & GROWTH FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $12.632      $11.337      $8.887         $11.178     $12.370      $13.065
                                                 (b)      $12.246      $11.057      $8.719         $11.033     $12.283      $13.042

Ending AUV                                       (a)      $13.034      $12.632     $11.337          $8.887     $11.178      $12.370
                                                 (b)      $12.560      $12.246     $11.057          $8.719     $11.033      $12.283

Ending Number of AUs                                       46,149       84,575      66,614          92,079      82,725       55,251

VP INFLATION PROTECTION FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                    (a)      $10.553      $10.044     N/A           N/A           N/A          N/A
                                                 (b)      $10.511      $10.043     N/A           N/A           N/A          N/A

Ending AUV                                       (a)      $10.569      $10.553     N/A           N/A           N/A          N/A
                                                 (b)      $10.464      $10.511     N/A           N/A           N/A          N/A

Ending Number of AUs                                        4,220        4,935     N/A           N/A           N/A          N/A


                                                                                                                                 33

------------------------------------------------------------------------------------------------------------------------------------
                                                         2005          2004        2003            2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $11.247       $9.925      $8.083         $10.295     $14.741      $19.265
                                                (b)      $10.903       $9.679      $7.931         $10.161     $14.638      $19.232

Ending AUV                                      (a)      $12.561      $11.247      $9.925          $8.083     $10.295      $14.741
                                                (b)      $12.104      $10.903      $9.679          $7.931     $10.161      $14.638

Ending Number of AUs                                      33,385       38,954      39,726          53,317      61,191       89,074

VP VALUE FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $15.994      $14.186     $11.156         $12.947     $11.638       $8.867
                                                (b)      $15.505      $13.835     $10.945         $12.779     $11.557       $8.852

Ending AUV                                      (a)      $16.566      $15.994     $14.186         $11.156     $12.947      $11.638
                                                (b)      $15.964      $15.505     $13.835         $10.945     $12.779      $11.557

Ending Number of AUs                                     106,929      121,736     128,153         143,921     205,580       97,583

------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST
DYNAMIC VP HY BOND FUND
(INCEPTION DATE MAY 1, 2005)

Beginning AUV                                   (a)      $10.056      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.055      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.431      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.389      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                       1,103      N/A         N/A           N/A           N/A          N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS:
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                   (a)      $10.131      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.131      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $11.492      N/A         N/A           N/A           N/A          N/A
                                                (b)      $11.446      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                       1,289      N/A         N/A           N/A           N/A          N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY
RESPONSIBLE GROWTH FUND, INC,
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)       $9.604       $9.170      $7.380         $10.534     $13.798      $15.216
                                                (b)       $9.310       $8.943      $7.241         $10.397     $13.702      $15.189

Ending AUV                                      (a)       $9.813       $9.604      $9.170          $7.380     $10.534      $13.798
                                                (b)       $9.456       $9.310      $8.943          $7.241     $10.397      $13.702

Ending Number of AUs                                      27,679       74,387      38,489          43,424      53,322       45,515

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND
(INCEPTION DATE FEBRUARY 11, 2000)

Beginning AUV                                   (a)      $11.805      $10.820      $8.548         $11.166     $12.895      $13.601
                                                (b)      $11.443      $10.552      $8.387         $11.021     $12.804      $13.577

Ending AUV                                      (a)      $12.187      $11.805     $10.820          $8.548     $11.166      $12.895
                                                (b)      $11.744      $11.443     $10.552          $8.387     $11.021      $12.804

Ending Number of AUs                                     223,223      294,063     261,098         390,970     389,128      236,454

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
DISCIPLINED STOCK PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)       $9.495       $8.927      $7.329          $9.604     $11.230      $11.947
                                                (b)       $9.205       $8.706      $7.190          $9.479     $11.152      $11.926

Ending AUV                                      (a)       $9.950       $9.495      $8.927          $7.329      $9.604      $11.230
                                                (b)       $9.588       $9.205      $8.706          $7.190      $9.479      $11.152

Ending Number of AUs                                      15,370       22,621      17,026          25,922      38,539       44,834


                                                                                                                                 34

------------------------------------------------------------------------------------------------------------------------------------
                                                           2005          2004        2003            2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $13.300      $11.238      $8.358          $9.657     $11.285      $10.970
                                                 (b)      $12.894      $10.960      $8.200          $9.531     $11.206      $10.951

Ending AUV                                       (a)      $14.676      $13.300     $11.238          $8.358      $9.657      $11.285
                                                 (b)      $14.142      $12.894     $10.960          $8.200      $9.531      $11.206

Ending Number of AUs                                       43,643       60,351     104,766          39,655      17,400        8,588

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
CAPITAL INCOME FUND II
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)       $8.437       $7.784      $6.542          $8.723     $10.254      $11.425
                                                 (b)       $8.179       $7.591      $6.418          $8.610     $10.182      $11.406

Ending AUV                                       (a)       $8.843       $8.437      $7.784          $6.542      $8.723      $10.254
                                                 (b)       $8.522       $8.179      $7.591          $6.418      $8.610      $10.182

Ending Number of AUs                                       15,752       21,934      31,101         128,278      48,490       31,998

HIGH INCOME BOND FUND II
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $11.760      $10.797      $8.959          $8.963      $8.966       $9.909
                                                 (b)      $11.400      $10.529      $8.789          $8.847      $8.903       $9.892

Ending AUV                                       (a)      $11.905      $11.760     $10.797          $8.959      $8.963       $8.966
                                                 (b)      $11.471      $11.400     $10.529          $8.789      $8.847       $8.903

Ending Number of AUs                                       54,058       72,940     120,823         187,163     123,507       39,697

INTERNATIONAL EQUITY FUND II
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $12.357      $10.986      $8.449         $11.094     $15.941      $23.610
                                                 (b)      $11.979      $10.714      $8.290         $10.950     $15.830      $23.569

Ending AUV                                       (a)      $13.292      $12.357     $10.986          $8.449     $11.094      $15.941
                                                 (b)      $12.808      $11.979     $10.714          $8.290     $10.950      $15.830

Ending Number of AUs                                       27,805       38,895      51,741          39,681      29,140       25,959

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

GROWTH AND INCOME PORTFOLIO
(INCEPTION DATE MARCH 21, 2003)
Beginning AUV                                    (a)      $13.539      $12.266     $10.227       N/A           N/A          N/A
                                                 (b)      $13.395      $12.208     $10.227       N/A           N/A          N/A

Ending AUV                                       (a)      $14.998      $13.539     $12.266       N/A           N/A          N/A
                                                 (b)      $14.750      $13.395     $12.208       N/A           N/A          N/A

Ending Number of AUs                                       63,956       61,727      67,990       N/A           N/A          N/A

INTERNATIONAL GROWTH PORTFOLIO
(INCEPTION DATE MARCH 21, 2003)
Beginning AUV                                    (a)      $16.934      $14.438     $10.136       N/A           N/A          N/A
                                                 (b)      $16.754      $14.370     $10.136       N/A           N/A          N/A

Ending AUV                                       (a)      $22.093      $16.934     $14.438       N/A           N/A          N/A
                                                 (b)      $21.727      $16.754     $14.370       N/A           N/A          N/A

Ending Number of AUs                                       15,112        4,538       2,157       N/A           N/A          N/A


                                                                                                                                 35

------------------------------------------------------------------------------------------------------------------------------------
                                                           2005          2004        2003            2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $10.908      $10.584      $8.147         $11.243     $15.150      $18.730
                                                 (b)      $10.574      $10.321      $7.993         $11.097     $15.044      $18.697

Ending AUV                                       (a)      $11.218      $10.908     $10.584          $8.147     $11.243      $15.150
                                                 (b)      $10.809      $10.574     $10.321          $7.993     $11.097      $15.044

Ending Number of AUs                                      138,814      194,648     219,841         258,519     305,481      324,873

JANUS ASPEN SERIES: (CONTINUED)
MID CAP GROWTH PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $12.937      $10.865      $8.156         $11.477     $19.224      $32.871
                                                 (b)      $12.541      $10.596      $8.001         $11.328     $19.089      $32.819

Ending AUV                                       (a)      $14.328      $12.937     $10.865          $8.156     $11.477      $19.224
                                                 (b)      $13.806      $12.541     $10.596          $8.001     $11.328      $19.089

Ending Number of AUs                                       96,221      124,120     125,233         141,232     189,429      200,530

WORLDWIDE GROWTH PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $11.378      $11.012      $9.006         $12.260     $16.031      $21.113
                                                 (b)      $11.029      $10.739      $8.836         $12.101     $15.919      $21.077

Ending AUV                                       (a)      $11.878      $11.378     $11.012          $9.006     $12.260      $16.031
                                                 (b)      $11.446      $11.029     $10.739          $8.836     $12.101      $15.919

Ending Number of AUs                                      106,339      143,925     161,794         194,934     263,602      249,957

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
EMERGING MARKETS PORTFOLIO
(INCEPTION DATE MAY 1, 2004)

Beginning AUV                                    (a)      $12.653       $9.816     N/A           N/A           N/A          N/A
                                                 (b)      $12.602       $9.816     N/A           N/A           N/A          N/A

Ending AUV                                       (a)      $17.566      $12.653     N/A           N/A           N/A          N/A
                                                 (b)      $17.391      $12.602     N/A           N/A           N/A          N/A

Ending Number of AUs                                       32,640        6,259     N/A           N/A           N/A          N/A

EQUITY PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)

Beginning AUV                                    (a)      $11.687      $10.602      $8.670         $10.498     $11.507      $10.639
                                                 (b)      $11.330      $10.340      $8.506         $10.362     $11.426      $10.621

Ending AUV                                       (a)      $11.915      $11.687     $10.602          $8.670     $10.498      $11.507
                                                 (b)      $11.481      $11.330     $10.340          $8.506     $10.362      $11.426

Ending Number of AUs                                       12,738       15,404      19,301          20,925       9,027        4,286

INTERNATIONAL EQUITY PORTFOLIO
(INCEPTION DATE MAY 1, 2004)

Beginning AUV                                    (a)      $11.292       $9.932     N/A           N/A           N/A          N/A
                                                 (b)      $11.247       $9.931     N/A           N/A           N/A          N/A

Ending AUV                                       (a)      $12.321      $11.292     N/A           N/A           N/A          N/A
                                                 (b)      $12.199      $11.247     N/A           N/A           N/A          N/A

Ending Number of AUs                                        7,440          929     N/A           N/A           N/A          N/A


                                                                                                                                 36

------------------------------------------------------------------------------------------------------------------------------------
                                                           2005          2004        2003            2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $16.772      $14.805     $10.941         $13.478     $11.522       $9.382
                                                 (b)      $16.259      $14.439     $10.735         $13.303     $11.442       $9.366

Ending AUV                                       (a)      $17.200      $16.772     $14.805         $10.941     $13.478      $11.522
                                                 (b)      $16.575      $16.259     $14.439         $10.735     $13.303      $11.442

Ending Number of AUs                                       43,740       80,488     110,673          90,146     110,878       33,692

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
AMERICA'S VALUE
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                    (a)      $14.029      $12.215     $10.000       N/A           N/A          N/A
                                                 (b)      $13.889      $12.166     $10.000       N/A           N/A          N/A

Ending AUV                                       (a)      $14.358      $14.029     $12.215       N/A           N/A          N/A
                                                 (b)      $14.130      $13.889     $12.166       N/A           N/A          N/A

Ending Number of AUs                                        6,852        5,390         409       N/A           N/A          N/A

GROWTH AND INCOME PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $15.162      $13.649     $10.565         $13.071     $14.211      $11.333
                                                 (b)      $14.698      $13.311     $10.365         $12.902     $14.112      $11.314

Ending AUV                                       (a)      $15.437      $15.162     $13.649         $10.565     $13.071      $14.211
                                                 (b)      $14.875      $14.698     $13.311         $10.365     $12.902      $14.112

Ending Number of AUs                                       98,837      152,944     166,653         200,817     166,589       71,692

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
FASCIANO PORTFOLIO
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                    (a)      $13.835      $12.541     $10.040       N/A           N/A          N/A
                                                 (b)      $13.697      $12.491     $10.040       N/A           N/A          N/A

Ending AUV                                       (a)      $14.038      $13.835     $12.541       N/A           N/A          N/A
                                                 (b)      $13.815      $13.697     $12.491       N/A           N/A          N/A

Ending Number of AUs                                          205        1,986       5,830       N/A           N/A          N/A

HIGH INCOME BOND PORTFOLIO
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                    (a)       $9.999      N/A         N/A           N/A           N/A          N/A
                                                 (b)       $9.998      N/A         N/A           N/A           N/A          N/A

Ending AUV                                       (a)      $10.322      N/A         N/A           N/A           N/A          N/A
                                                 (b)      $10.280      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                            0      N/A         N/A           N/A           N/A          N/A


LIMITED MATURITY BOND PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                    (a)      $12.053      $12.129     $12.009         $11.561     $10.779      $10.212
                                                 (b)      $11.685      $11.830     $11.783         $11.411     $10.703      $10.194

Ending AUV                                       (a)      $12.058      $12.053     $12.129         $12.009     $11.561      $10.779
                                                 (b)      $11.619      $11.685     $11.830         $11.783     $11.411      $10.703

Ending Number of AUs                                       54,583       82,604      97,477         179,433     104,394       39,731


                                                                                                                                 37

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004        2003            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO
(INCEPTION DATE MAY 1, 2001)
Beginning AUV                                  (a)       $8.689       $7.576      $5.999          $8.610     $10.077      N/A
                                               (b)       $8.500       $7.456      $5.939          $8.575     $10.077      N/A

Ending AUV                                     (a)       $9.746       $8.689      $7.576          $5.999      $8.610      N/A
                                               (b)       $9.477       $8.500      $7.456          $5.939      $8.575      N/A

Ending Number of AUs                                     43,809       88,770       9,060           4,730      36,241      N/A

PARTNERS PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                  (a)      $11.843      $10.094      $7.578         $10.131     $10.573      $10.062
                                               (b)      $11.480       $9.845      $7.435          $9.999     $10.499      $10.044

Ending AUV                                     (a)      $13.786      $11.843     $10.094          $7.578     $10.131      $10.573
                                               (b)      $13.285      $11.480      $9.845          $7.435      $9.999      $10.499

Ending Number of AUs                                     79,324       48,719      37,951          32,320      33,020       13,605

REGENCY PORTFOLIO
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                  (a)      $15.725      $13.033     $10.010       N/A           N/A          N/A
                                               (b)      $15.568      $12.981     $10.010       N/A           N/A          N/A

Ending AUV                                     (a)      $17.368      $15.725     $13.033       N/A           N/A          N/A
                                               (b)      $17.092      $15.568     $12.981       N/A           N/A          N/A

Ending Number of AUs                                     10,657        6,357           0       N/A           N/A          N/A

SOCIALLY RESPONSIVE PORTFOLIO
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $11.295      $10.015     N/A           N/A           N/A          N/A
                                               (b)      $11.249      $10.014     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $11.902      $11.295     N/A           N/A           N/A          N/A
                                               (b)      $11.783      $11.249     N/A           N/A           N/A          N/A

Ending Number of AUs                                      8,698            0     N/A           N/A           N/A          N/A

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
MONEY MARKET PORTFOLIO
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)       $9.976       $9.999     N/A           N/A           N/A          N/A
                                               (b)       $9.936       $9.999     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.110       $9.976     N/A           N/A           N/A          N/A
                                               (b)      $10.010       $9.936     N/A           N/A           N/A          N/A

Ending Number of AUs                                     11,522            0     N/A           N/A           N/A          N/A

REAL RETURN PORTFOLIO
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                  (a)      $11.294      $10.516     $10.035       N/A           N/A          N/A
                                               (b)      $11.181      $10.474     $10.035       N/A           N/A          N/A

Ending AUV                                     (a)      $11.370      $11.294     $10.516       N/A           N/A          N/A
                                               (b)      $11.190      $11.181     $10.474       N/A           N/A          N/A

Ending Number of AUs                                     25,710       16,400       8,171       N/A           N/A          N/A


                                                                                                                                 38

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004        2003            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM PORTFOLIO
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $10.011      $10.000     N/A           N/A           N/A          N/A
                                                (b)       $9.970       $9.999     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.120      $10.011     N/A           N/A           N/A          N/A
                                                (b)      $10.020       $9.970     N/A           N/A           N/A          N/A

Ending Number of AUs                                      12,569        3,884     N/A           N/A           N/A          N/A

TOTAL RETURN PORTFOLIO
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                   (a)      $10.458      $10.112     $10.010       N/A           N/A          N/A
                                                (b)      $10.354      $10.071     $10.010       N/A           N/A          N/A

Ending AUV                                      (a)      $10.566      $10.458     $10.112       N/A           N/A          N/A
                                                (b)      $10.398      $10.354     $10.071       N/A           N/A          N/A

Ending Number of AUs                                      50,410       29,957       3,393       N/A           N/A          N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST :
CORE BOND PORTFOLIO
(INCEPTION DATE JULY 15, 2005)
Beginning AUV                                   (a)      $10.000      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.000      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)       $9.977      N/A         N/A           N/A           N/A          N/A
                                                (b)       $9.950      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                         124      N/A         N/A           N/A           N/A          N/A

EQUITY INCOME PORTFOLIO
(INCEPTION DATE JANUARY 2, 2001)
Beginning AUV                                   (a)      $10.456       $9.138      $7.579          $9.155      $9.867      N/A
                                                (b)      $10.208       $8.974      $7.488          $9.100      $9.867      N/A

Ending AUV                                      (a)      $10.880      $10.456      $9.138          $7.579      $9.155      N/A
                                                (b)      $10.558      $10.208      $8.974          $7.488      $9.100      N/A

Ending Number of AUs                                      45,757       35,771      41,134          28,175      28,729      N/A

EUROPE PORTFOLIO
(INCEPTION DATE JANUARY 2, 2001)
Beginning AUV                                   (a)       $9.154       $7.854      $5.992          $7.508      $9.944      N/A
                                                (b)       $8.937       $7.714      $5.920          $7.462      $9.944      N/A

Ending AUV                                      (a)       $9.733       $9.154      $7.854          $5.992      $7.508      N/A
                                                (b)       $9.445       $8.937      $7.714          $5.920      $7.462      N/A

Ending Number of AUs                                         391        2,442      16,599           8,274       5,145      N/A

FUND PORTFOLIO
(INCEPTION DATE JANUARY 2, 2001)
Beginning AUV                                   (a)       $9.293       $8.496      $6.980          $8.766      $9.835      N/A
                                                (b)       $9.072       $8.344      $6.896          $8.714      $9.835      N/A

Ending AUV                                      (a)       $9.708       $9.293      $8.496          $6.980      $8.766      N/A
                                                (b)       $9.421       $9.072      $8.344          $6.896      $8.714      N/A

Ending Number of AUs                                      38,874       53,460      28,717          17,787      11,282      N/A


                                                                                                                                 39

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004        2003            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                   (a)      $10.003      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.003      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.445      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.403      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                       3,384      N/A         N/A           N/A           N/A          N/A

MID CAP VALUE PORTFOLIO
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                   (a)      $10.057      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.057      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.904      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.861      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                       8,711      N/A         N/A           N/A           N/A          N/A


------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUNDS:
MICRO-CAP PORTFOLIO
(INCEPTION DATE MAY 1, 2003)

Beginning AUV                                   (a)      $16.567      $14.758     $10.052       N/A           N/A          N/A
                                                (b)      $16.402      $14.698     $10.052       N/A           N/A          N/A

Ending AUV                                      (a)      $18.234      $16.567     $14.758       N/A           N/A          N/A
                                                (b)      $17.945      $16.402     $14.698       N/A           N/A          N/A

Ending Number of AUs                                      12,400       31,198      11,106       N/A           N/A          N/A

SMALL-CAP PORTFOLIO
(INCEPTION DATE MAY 1, 2003)

Beginning AUV                                   (a)      $17.163      $13.929      $9.982       N/A           N/A          N/A
                                                (b)      $16.991      $13.873      $9.982       N/A           N/A          N/A

Ending AUV                                      (a)      $18.373      $17.163     $13.929       N/A           N/A          N/A
                                                (b)      $18.082      $16.991     $13.873       N/A           N/A          N/A

Ending Number of AUs                                      43,422       38,418      11,892       N/A           N/A          N/A


                                                                                                                                 40

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004        2003            2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
CLS ADVISORONE AMERIGO FUND
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                   (a)      $10.041      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.040      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $11.267      N/A         N/A           N/A           N/A          N/A
                                                (b)      $11.222      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                           0      N/A         N/A           N/A           N/A          N/A

CLS ADVISORONE CLERMONT FUND
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                   (a)      $10.027      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.027      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.527      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.485      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                           0      N/A         N/A           N/A           N/A          N/A


BANKING FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $11.576      $10.096     N/A           N/A           N/A          N/A
                                                (b)      $11.529      $10.095     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $11.100      $11.576     N/A           N/A           N/A          N/A
                                                (b)      $10.989      $11.529     N/A           N/A           N/A          N/A

Ending Number of AUs                                       5,240        1,628     N/A           N/A           N/A          N/A

BASIC MATERIALS FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $12.367       $9.969     N/A           N/A           N/A          N/A
                                                (b)      $12.317       $9.968     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $12.688      $12.367     N/A           N/A           N/A          N/A
                                                (b)      $12.562      $12.317     N/A           N/A           N/A          N/A

Ending Number of AUs                                      14,240        2,445     N/A           N/A           N/A          N/A

BIOTECHNOLOGY FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)       $9.250       $9.795     N/A           N/A           N/A          N/A
                                                (b)       $9.212       $9.795     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.095       $9.250     N/A           N/A           N/A          N/A
                                                (b)       $9.994       $9.212     N/A           N/A           N/A          N/A

Ending Number of AUs                                       3,193            0     N/A           N/A           N/A          N/A

COMMODITIES FUND
(INCEPTION DATE OCTOBER 21, 2005)
Beginning AUV                                   (a)      $10.048      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.047      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)       $9.635      N/A         N/A           N/A           N/A          N/A
                                                (b)       $9.624      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                         673      N/A         N/A           N/A           N/A          N/A


                                                                                                                                 41

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004      2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $10.403      $10.096     N/A           N/A           N/A          N/A
                                               (b)      $10.361      $10.096     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.218      $10.403     N/A           N/A           N/A          N/A
                                               (b)      $10.116      $10.361     N/A           N/A           N/A          N/A

Ending Number of AUs                                      1,402            0     N/A           N/A           N/A          N/A

DYNAMIC OTC FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $12.111       $9.767     N/A           N/A           N/A          N/A
                                               (b)      $12.062       $9.766     N/A           N/A           N/A          N/A
Ending AUV                                     (a)      $11.581      $12.111     N/A           N/A           N/A          N/A
                                               (b)      $11.465      $12.062     N/A           N/A           N/A          N/A

Ending Number of AUs                                      5,827        1,013     N/A           N/A           N/A          N/A

DYNAMIC S&P 500 FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $11.559      $10.054     N/A           N/A           N/A          N/A
                                               (b)      $11.512      $10.053     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $11.784      $11.559     N/A           N/A           N/A          N/A
                                               (b)      $11.667      $11.512     N/A           N/A           N/A          N/A

Ending Number of AUs                                     11,510          407     N/A           N/A           N/A          N/A

DYNAMIC STRENGTHENING DOLLAR FUND
(INCEPTION DATE OCTOBER 21, 2005)
Beginning AUV                                  (a)      $10.120      N/A         N/A           N/A           N/A          N/A
                                               (b)      $10.120      N/A         N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.350      N/A         N/A           N/A           N/A          N/A
                                               (b)      $10.338      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                          0      N/A         N/A           N/A           N/A          N/A

DYNAMIC WEAKENING DOLLAR FUND
(INCEPTION DATE JULY 15, 2005)
Beginning AUV                                  (a)       $9.880      N/A         N/A           N/A           N/A          N/A
                                               (b)       $9.880      N/A         N/A           N/A           N/A          N/A

Ending AUV                                     (a)       $9.659      N/A         N/A           N/A           N/A          N/A
                                               (b)       $9.648      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                          0      N/A         N/A           N/A           N/A          N/A

ELECTRONICS FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)       $9.098       $9.740     N/A           N/A           N/A          N/A
                                               (b)       $9.061       $9.740     N/A           N/A           N/A          N/A

Ending AUV                                     (a)       $9.319       $9.098     N/A           N/A           N/A          N/A
                                               (b)       $9.226       $9.061     N/A           N/A           N/A          N/A

Ending Number of AUs                                      1,614            0     N/A           N/A           N/A          N/A

ENERGY FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $12.095      $10.225     N/A           N/A           N/A          N/A
                                               (b)      $12.047      $10.224     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $16.525      $12.095     N/A           N/A           N/A          N/A
                                               (b)      $16.360      $12.047     N/A           N/A           N/A          N/A

Ending Number of AUs                                     50,857       12,506     N/A           N/A           N/A          N/A


                                                                                                                                 42

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004       2003          2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $12.085      $10.174     N/A           N/A           N/A          N/A
                                                (b)      $12.037      $10.173     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $17.674      $12.085     N/A           N/A           N/A          N/A
                                                (b)      $17.498      $12.037     N/A           N/A           N/A          N/A

Ending Number of AUs                                      26,884       10,781     N/A           N/A           N/A          N/A

EUROPE ADVANTAGE FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $12.038      $10.113     N/A           N/A           N/A          N/A
                                                (b)      $11.989      $10.112     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $12.625      $12.038     N/A           N/A           N/A          N/A
                                                (b)      $12.500      $11.989     N/A           N/A           N/A          N/A

Ending Number of AUs                                           0        2,716     N/A           N/A           N/A          N/A

FINANCIAL SERVICES FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $11.469      $10.048     N/A           N/A           N/A          N/A
                                                (b)      $11.423      $10.047     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $11.692      $11.469     N/A           N/A           N/A          N/A
                                                (b)      $11.576      $11.423     N/A           N/A           N/A          N/A

Ending Number of AUs                                       6,713          452     N/A           N/A           N/A          N/A

GOVERNMENT LONG BOND FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                   (a)      $10.336       $9.667      $9.985       N/A           N/A          N/A
                                                (b)      $10.233       $9.629      $9.985       N/A           N/A          N/A

Ending AUV                                      (a)      $10.979      $10.336      $9.667       N/A           N/A          N/A
                                                (b)      $10.805      $10.233      $9.629       N/A           N/A          N/A

Ending Number of AUs                                      18,077        9,290       3,065       N/A           N/A          N/A

HEALTH CARE FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $10.059      $10.065     N/A           N/A           N/A          N/A
                                                (b)      $10.018      $10.065     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.975      $10.059     N/A           N/A           N/A          N/A
                                                (b)      $10.866      $10.018     N/A           N/A           N/A          N/A

Ending Number of AUs                                      29,536            8     N/A           N/A           N/A          N/A

INTERNET FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $11.189       $9.793     N/A           N/A           N/A          N/A
                                                (b)      $11.144       $9.792     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.882      $11.189     N/A           N/A           N/A          N/A
                                                (b)      $10.773      $11.144     N/A           N/A           N/A          N/A

Ending Number of AUs                                       1,214          608     N/A           N/A           N/A          N/A


                                                                                                                                 43

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004      2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC DOW FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                   (a)       $8.711      $10.077     N/A           N/A           N/A          N/A
                                                (b)       $8.688      $10.077     N/A           N/A           N/A          N/A

Ending AUV                                      (a)       $8.730       $8.711     N/A           N/A           N/A          N/A
                                                (b)       $8.655       $8.688     N/A           N/A           N/A          N/A

Ending Number of AUs                                       1,253            0     N/A           N/A           N/A          N/A

INVERSE GOVERNMENT LONG BOND FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                   (a)       $8.664       $9.835     $10.000       N/A           N/A          N/A
                                                (b)       $8.577       $9.796     $10.000       N/A           N/A          N/A

Ending AUV                                      (a)       $8.096       $8.664      $9.835       N/A           N/A          N/A
                                                (b)       $7.967       $8.577      $9.796       N/A           N/A          N/A

Ending Number of AUs                                      56,017       85,611         236       N/A           N/A          N/A

INVERSE MID CAP FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                   (a)       $8.742       $9.942     N/A           N/A           N/A          N/A
                                                (b)       $8.720       $9.942     N/A           N/A           N/A          N/A

Ending AUV                                      (a)       $7.918       $8.742     N/A           N/A           N/A          N/A
                                                (b)       $7.850       $8.720     N/A           N/A           N/A          N/A

Ending Number of AUs                                       1,243            0     N/A           N/A           N/A          N/A

INVERSE OTC FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)       $8.634      $10.109     N/A           N/A           N/A          N/A
                                                (b)       $8.599      $10.109     N/A           N/A           N/A          N/A

Ending AUV                                      (a)       $8.622       $8.634     N/A           N/A           N/A          N/A
                                                (b)       $8.536       $8.599     N/A           N/A           N/A          N/A

Ending Number of AUs                                         702            0     N/A           N/A           N/A          N/A

INVERSE RUSSELL 2000 FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                   (a)       $8.458       $9.964     N/A           N/A           N/A          N/A
                                                (b)       $8.436       $9.964     N/A           N/A           N/A          N/A

Ending AUV                                      (a)       $8.086       $8.458     N/A           N/A           N/A          N/A
                                                (b)       $8.017       $8.436     N/A           N/A           N/A          N/A

Ending Number of AUs                                       1,679            0     N/A           N/A           N/A          N/A

INVERSE S&P 500 FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                   (a)       $7.100       $8.020      $9.985       N/A           N/A          N/A
                                                (b)       $7.029       $7.987      $9.985       N/A           N/A          N/A

Ending AUV                                      (a)       $6.948       $7.100      $8.020       N/A           N/A          N/A
                                                (b)       $6.837       $7.029      $7.987       N/A           N/A          N/A

Ending Number of AUs                                       1,014          286         286       N/A           N/A          N/A


                                                                                                                                 44

------------------------------------------------------------------------------------------------------------------------------------
                                                         2005         2004      2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
JAPAN ADVANTAGE FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $10.318       $9.875     N/A           N/A           N/A          N/A
                                               (b)      $10.277       $9.874     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $12.246      $10.318     N/A           N/A           N/A          N/A
                                               (b)      $12.124      $10.277     N/A           N/A           N/A          N/A

Ending Number of AUs                                     25,878           91     N/A           N/A           N/A          N/A

LARGE CAP GROWTH FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                  (a)      $10.489       $9.955     N/A           N/A           N/A          N/A
                                               (b)      $10.462       $9.955     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.527      $10.489     N/A           N/A           N/A          N/A
                                               (b)      $10.438      $10.462     N/A           N/A           N/A          N/A

Ending Number of AUs                                      3,064           62     N/A           N/A           N/A          N/A


LARGE CAP VALUE FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                  (a)      $11.167       $9.964     N/A           N/A           N/A          N/A
                                               (b)      $11.138       $9.964     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $11.474      $11.167     N/A           N/A           N/A          N/A
                                               (b)      $11.376      $11.138     N/A           N/A           N/A          N/A

Ending Number of AUs                                        110            0     N/A           N/A           N/A          N/A

LEISURE FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $11.507      $10.021     N/A           N/A           N/A          N/A
                                               (b)      $11.460      $10.020     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.794      $11.507     N/A           N/A           N/A          N/A
                                               (b)      $10.687      $11.460     N/A           N/A           N/A          N/A

Ending Number of AUs                                        255        1,531     N/A           N/A           N/A          N/A

LONG DOW FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                  (a)      $11.038       $9.918     N/A           N/A           N/A          N/A
                                               (b)      $11.009       $9.918     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.470      $11.038     N/A           N/A           N/A          N/A
                                               (b)      $10.381      $11.009     N/A           N/A           N/A          N/A

Ending Number of AUs                                      1,389        2,225     N/A           N/A           N/A          N/A

MID CAP ADVANTAGE FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                  (a)      $17.856      $14.826     $10.000       N/A           N/A          N/A
                                               (b)      $17.678      $14.766     $10.000       N/A           N/A          N/A

Ending AUV                                     (a)      $20.086      $17.856     $14.826       N/A           N/A          N/A
                                               (b)      $19.767      $17.678     $14.766       N/A           N/A          N/A

Ending Number of AUs                                      3,699       10,211       5,196       N/A           N/A          N/A


                                                                                                                                 45

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004      2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                   (a)      $11.061      $10.057     N/A           N/A           N/A          N/A
                                                (b)      $11.032      $10.057     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $12.158      $11.061     N/A           N/A           N/A          N/A
                                                (b)      $12.054      $11.032     N/A           N/A           N/A          N/A

Ending Number of AUs                                       9,904            0     N/A           N/A           N/A          N/A

MID CAP VALUE FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                   (a)      $11.319      $10.040     N/A           N/A           N/A          N/A
                                                (b)      $11.290      $10.040     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $12.091      $11.319     N/A           N/A           N/A          N/A
                                                (b)      $11.988      $11.290     N/A           N/A           N/A          N/A

Ending Number of AUs                                         103            0     N/A           N/A           N/A          N/A

NOVA FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $11.214       $9.922      $7.228         $11.405     $15.135      $18.407
                                                (b)      $10.904       $9.706      $7.113         $11.291     $15.074      $18.407

Ending AUV                                      (a)      $11.498      $11.214      $9.922          $7.228     $11.405      $15.135
                                                (b)      $11.113      $10.904      $9.706          $7.113     $11.291      $15.074

Ending Number of AUs                                      37,636       67,415     123,701          65,223     254,850       83,067

OTC FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $14.079      $13.058      $9.106         $15.102     $23.626      $39.086
                                                (b)      $13.689      $12.773      $8.960         $14.951     $23.531      $39.086

Ending AUV                                      (a)      $14.039      $14.079     $13.058          $9.106     $15.102      $23.626
                                                (b)      $13.568      $13.689     $12.773          $8.960     $14.951      $23.531

Ending Number of AUs                                      32,962       72,156      84,834         105,086     178,136       70,102

PRECIOUS METALS FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $11.457       $9.998     N/A           N/A           N/A          N/A
                                                (b)      $11.410       $9.998     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $13.658      $11.457     N/A           N/A           N/A          N/A
                                                (b)      $13.521      $11.410     N/A           N/A           N/A          N/A

Ending Number of AUs                                      14,799          381     N/A           N/A           N/A          N/A

REAL ESTATE FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $13.372      $10.091     N/A           N/A           N/A          N/A
                                                (b)      $13.318      $10.091     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $14.129      $13.372     N/A           N/A           N/A          N/A
                                                (b)      $13.989      $13.318     N/A           N/A           N/A          N/A

Ending Number of AUs                                       4,384          341     N/A           N/A           N/A          N/A


                                                                                                                                 46

------------------------------------------------------------------------------------------------------------------------------------
                                                         2005         2004      2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
RETAILING FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $10.665       $9.991     N/A           N/A           N/A          N/A
                                               (b)      $10.622       $9.990     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $11.093      $10.665     N/A           N/A           N/A          N/A
                                               (b)      $10.982      $10.622     N/A           N/A           N/A          N/A

Ending Number of AUs                                        472            0     N/A           N/A           N/A          N/A

RUSSELL 2000 ADVANTAGE FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                  (a)      $19.529      $15.818     $10.014       N/A           N/A          N/A
                                               (b)      $19.334      $15.755     $10.014       N/A           N/A          N/A

Ending AUV                                     (a)      $20.012      $19.529     $15.818       N/A           N/A          N/A
                                               (b)      $19.694      $19.334     $15.755       N/A           N/A          N/A

Ending Number of AUs                                        272       15,412      10,953       N/A           N/A          N/A

SECTOR ROTATION FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                  (a)      $13.644      $12.498     $10.025       N/A           N/A          N/A
                                               (b)      $13.508      $12.448     $10.025       N/A           N/A          N/A

Ending AUV                                     (a)      $15.300      $13.644     $12.498       N/A           N/A          N/A
                                               (b)      $15.057      $13.508     $12.448       N/A           N/A          N/A

Ending Number of AUs                                      6,758        4,022       5,621       N/A           N/A          N/A

SMALL CAP GROWTH FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                  (a)      $11.530      $10.056     N/A           N/A           N/A          N/A
                                               (b)      $11.500      $10.056     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $12.075      $11.530     N/A           N/A           N/A          N/A
                                               (b)      $11.972      $11.500     N/A           N/A           N/A          N/A

Ending Number of AUs                                      3,251            0     N/A           N/A           N/A          N/A

SMALL CAP VALUE FUND
(INCEPTION DATE JULY 15, 2004)
Beginning AUV                                  (a)      $11.497      $10.043     N/A           N/A           N/A          N/A
                                               (b)      $11.468      $10.043     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $11.750      $11.497     N/A           N/A           N/A          N/A
                                               (b)      $11.650      $11.468     N/A           N/A           N/A          N/A

Ending Number of AUs                                        935            0     N/A           N/A           N/A          N/A

TECHNOLOGY FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $10.463       $9.844     N/A           N/A           N/A          N/A
                                               (b)      $10.421       $9.843     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.639      $10.463     N/A           N/A           N/A          N/A
                                               (b)      $10.533      $10.421     N/A           N/A           N/A          N/A

Ending Number of AUs                                      1,165            0     N/A           N/A           N/A          N/A

TELECOMMUNICATIONS FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $10.829       $9.887     N/A           N/A           N/A          N/A
                                               (b)      $10.785       $9.886     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.803      $10.829     N/A           N/A           N/A          N/A
                                               (b)      $10.696      $10.785     N/A           N/A           N/A          N/A

Ending Number of AUs                                      1,399            0     N/A           N/A           N/A          N/A


                                                                                                                                 47

------------------------------------------------------------------------------------------------------------------------------------
                                                         2005         2004      2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $12.561      $10.022     N/A           N/A           N/A          N/A
                                               (b)      $12.510      $10.022     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $13.437      $12.561     N/A           N/A           N/A          N/A
                                               (b)      $13.303      $12.510     N/A           N/A           N/A          N/A

Ending Number of AUs                                      8,692          901     N/A           N/A           N/A          N/A


U.S. GOVERNMENT MONEY MARKET FUND
(INCEPTION DATE MAY 1, 2001)
Beginning AUV                                  (a)       $9.696       $9.809      $9.947         $10.040     $10.000      N/A
                                               (b)       $9.485       $9.654      $9.847         $10.000     $10.000      N/A

Ending AUV                                     (a)       $9.754       $9.696      $9.809          $9.947     $10.040      N/A
                                               (b)       $9.484       $9.485      $9.654          $9.847     $10.000      N/A

Ending Number of AUs                                    343,324      373,637      44,469       2,946,729     276,865      N/A


UTILITIES FUND
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $11.529      $10.058     N/A           N/A           N/A          N/A
                                               (b)      $11.482      $10.057     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $12.570      $11.529     N/A           N/A           N/A          N/A
                                               (b)      $12.445      $11.482     N/A           N/A           N/A          N/A

Ending Number of AUs                                     18,443       11,505     N/A           N/A           N/A          N/A



------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS
VARIABLE PORTFOLIOS I, INC:
AGGRESSIVE GROWTH PORTFOLIO
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                  (a)      $10.029      N/A         N/A           N/A           N/A          N/A
                                               (b)      $10.029      N/A         N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $11.756      N/A         N/A           N/A           N/A          N/A
                                               (b)      $11.709      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                        629      N/A         N/A           N/A           N/A          N/A

ALL CAP PORTFOLIO
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                  (a)      $10.698      $10.069     N/A           N/A           N/A          N/A
                                               (b)      $10.655      $10.069     N/A           N/A           N/A          N/A

Ending AUV                                     (a)      $10.977      $10.698     N/A           N/A           N/A          N/A
                                               (b)      $10.867      $10.655     N/A           N/A           N/A          N/A

Ending Number of AUs                                        711          287     N/A           N/A           N/A          N/A


                                                                                                                                 48

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004      2003         2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                   (a)       $9.999      N/A         N/A           N/A           N/A          N/A
                                                (b)       $9.998      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.013      N/A         N/A           N/A           N/A          N/A
                                                (b)       $9.972      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                       6,713      N/A         N/A           N/A           N/A          N/A

HIGH YIELD BOND PORTFOLIO
(INCEPTION DATE MAY 1, 2005)
Beginning AUV                                   (a)      $10.009      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.009      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.551      N/A         N/A           N/A           N/A          N/A
                                                (b)      $10.509      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                      34,219      N/A         N/A           N/A           N/A          N/A

LARGE CAP GROWTH PORTFOLIO
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)       $9.923       $9.913     N/A           N/A           N/A          N/A
                                                (b)       $9.883       $9.913     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.297       $9.923     N/A           N/A           N/A          N/A
                                                (b)      $10.194       $9.883     N/A           N/A           N/A          N/A

Ending Number of AUs                                           0            0     N/A           N/A           N/A          N/A

STRATEGIC BOND PORTFOLIO
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $10.613       $9.998     N/A           N/A           N/A          N/A
                                                (b)      $10.570       $9.998     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.724      $10.613     N/A           N/A           N/A          N/A
                                                (b)      $10.617      $10.570     N/A           N/A           N/A          N/A

Ending Number of AUs                                      14,781        1,170     N/A           N/A           N/A          N/A

TOTAL RETURN PORTFOLIO
(INCEPTION DATE MAY 1, 2004)
Beginning AUV                                   (a)      $10.594      $10.017     N/A           N/A           N/A          N/A
                                                (b)      $10.552      $10.016     N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $10.794      $10.594     N/A           N/A           N/A          N/A
                                                (b)      $10.686      $10.552     N/A           N/A           N/A          N/A

Ending Number of AUs                                         609        1,283     N/A           N/A           N/A          N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
COMMUNICATIONS AND INFORMATION PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)       $5.606       $5.129      $3.610          $5.742      $5.542      $10.000
                                                (b)       $5.451       $5.016      $3.553          $5.684      $5.520      $10.000

Ending AUV                                      (a)       $5.945       $5.606      $5.129          $3.610      $5.742       $5.542
                                                (b)       $5.745       $5.451      $5.016          $3.553      $5.684       $5.520

Ending Number of AUs                                      42,633       61,967      68,908          82,694     176,741      128,113



                                                                                                                                 49

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004        2003          2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)       $4.769       $4.658      $3.472          $5.162      $6.729      $10.000
                                                (b)       $4.637       $4.556      $3.416          $5.110      $6.702      $10.000

Ending AUV                                      (a)       $5.077       $4.769      $4.658          $3.472      $5.162       $6.729
                                                (b)       $4.907       $4.637      $4.556          $3.416      $5.110       $6.702

Ending Number of AUs                                      28,210       36,292      39,725          34,956      80,633       74,199


------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
VALUE PORTFOLIO
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                   (a)      $16.249      $13.744      $9.999       N/A           N/A          N/A
                                                (b)      $16.087      $13.689      $9.999       N/A           N/A          N/A

Ending AUV                                      (a)      $18.368      $16.249     $13.744       N/A           N/A          N/A
                                                (b)      $18.076      $16.087     $13.689       N/A           N/A          N/A

Ending Number of AUs                                      37,937       16,000       5,617       N/A           N/A          N/A

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE ABSOLUTE RETURN FUND
(INCEPTION DATE MAY 1, 2003)
Beginning AUV                                   (a)       $9.759       $9.926     $10.000       N/A           N/A          N/A
                                                (b)       $9.661       $9.886     $10.000       N/A           N/A          N/A

Ending AUV                                      (a)       $9.643       $9.759      $9.926       N/A           N/A          N/A
                                                (b)       $9.490       $9.661      $9.886       N/A           N/A          N/A

Ending Number of AUs                                       2,580        1,574           0       N/A           N/A          N/A

WORLDWIDE BOND FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $14.156      $13.153     $11.288          $9.409     $10.057       $9.858
                                                (b)      $13.723      $12.827     $11.075          $9.287      $9.986       $9.841

Ending AUV                                      (a)      $13.537      $14.156     $13.153         $11.288      $9.409      $10.057
                                                (b)      $13.045      $13.723     $12.827         $11.075      $9.287       $9.986

Ending Number of AUs                                      18,631       15,124      18,605          42,391      15,138        9,753

WORLDWIDE EMERGING MARKETS FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $13.341      $10.747      $7.068          $7.382      $7.625      $14.919
                                                (b)      $12.932      $10.481      $6.934          $7.286      $7.571      $14.893

Ending AUV                                      (a)      $17.365      $13.341     $10.747          $7.068      $7.382       $7.625
                                                (b)      $16.734      $12.932     $10.481          $6.934      $7.286       $7.571

Ending Number of AUs                                      53,543       61,515      72,276          57,303      39,317       32,748

WORLDWIDE HARD ASSETS FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $13.689      $11.197      $7.827          $8.170      $9.253       $7.839
                                                (b)      $13.270      $10.920      $7.679          $8.064      $9.188       $7.825

Ending AUV                                      (a)      $20.474      $13.689     $11.197          $7.827      $8.170       $9.253
                                                (b)      $19.730      $13.270     $10.920          $7.679      $8.064       $9.188

Ending Number of AUs                                      48,104       44,915      51,114          43,348       7,218        1,197


                                                                                                                                 50
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

------------------------------------------------------------------------------------------------------------------------------------
                                                          2005         2004        2003          2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $17.030      $12.679      $9.560         $10.150      $9.772       $8.068
                                                (b)      $16.509      $12.366      $9.379         $10.018      $9.704       $8.054

Ending AUV                                      (a)      $20.322      $17.030     $12.679          $9.560     $10.150       $9.772
                                                (b)      $19.583      $16.509     $12.366          $9.379     $10.018       $9.704

Ending Number of AUs                                      15,330       17,318      14,958          29,226      36,153        9,298

----------------------------------------------- ---- ------------ ------------ ----------- --------------- ----------- ------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:
DISCOVERY FUND
(INCEPTION DATE APRIL 8, 2005)
Beginning AUV                                   (a)       $9.303      N/A         N/A           N/A           N/A          N/A
                                                (b)       $9.299      N/A         N/A           N/A           N/A          N/A

Ending AUV                                      (a)      $11.355      N/A         N/A           N/A           N/A          N/A
                                                (b)      $11.306      N/A         N/A           N/A           N/A          N/A

Ending Number of AUs                                      75,909      N/A         N/A           N/A           N/A          N/A

OPPORTUNITY FUND:
(INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                                   (a)      $16.428      $14.093     $10.431         $14.455     $15.224      $14.103
                                                (b)      $15.926      $13.744     $10.234         $14.267     $15.117      $14.079

Ending AUV                                      (a)      $17.478      $16.428     $14.093         $10.431     $14.455      $15.224
                                                (b)      $16.842      $15.926     $13.744         $10.234     $14.267      $15.117

Ending Number of AUs                                      66,847       86,584      71,566         113,045     113,065       60,409

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                                 51

--------------------------------------------------------------------------------
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40|86 SERIES TRUST

   40|86 Series Trust is managed by 40|86 Advisors, Inc. 40|86 Series Trust is a mutual fund with multiple portfolio. The following Investment Portfolios are available under the Contract:

40|86 SERIES TRUST BALANCED PORTFOLIO

   The 40|86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk.
40|86 SERIES TRUST EQUITY PORTFOLIO

   The 40|86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The Portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40|86 SERIES TRUST FIXED INCOME PORTFOLIO

   The 40|86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40|86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

   The 40|86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. The Portfolio normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40|86 SERIES TRUST HIGH YIELD PORTFOLIO

   The 40|86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. The Portfolio normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40|86 SERIES TRUST MONEY MARKET PORTFOLIO

   The 40|86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Real Estate Fund Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. REAL ESTATE FUND - SERIES I SHARES
(EFFECTIVE JULY 3, 2006 RENAMED AIM V.I. GLOBAL REAL ESTATE FUND)

   The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund. The investment objective will be as follows: The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. CORE STOCK FUND - SERIES I SHARES

   The Fund seeks to provide a high total return through both growth and current income. It is actively managed. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

AIM V.I. FINANCIAL SERVICES FUND - SERIES I SHARES

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM GLOBAL HEALTH CARE FUND - SERIES I SHARES (FORMERLY
KNOWN AS I AIM V.I. HEALTH SCIENCES FUND - SERIES I SHARES )

   The Fund seeks capital growth. It is actively managed. The Fund normally invests 80% of its assets in securities of health care industry companies.

--------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND SERIES I SHARES

   The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. ALLIANCEBERNSTEIN L.P.

   AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc., except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against

U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

   The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

   The American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

THE DIREXION INSURANCE TRUST

   The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DIREXION DYNAMIC VP HY BOND FUND

   DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset alocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks


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to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is the Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND, INC. (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

  The Janus Aspen Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.



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JANUS ASPEN LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in am manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. LF&Co. established Lazard Asset Management as its investment management division and registered with the Securities and Exchange Commission as an investment advisor on May 1, 1970. On May 5, 2005, Lazard LLC announced certain changes to its ownership structure. On that date, shares of Lazard Ltd, a newly formed Bermuda corporation, began trading publicly on the New York Stock Exchange under the symbol "LAZ". Interests in Lazard Ltd are held by public stockholders, as well as by current and former Managing Directors of Lazard LLC, which changed its name to "Lazard Group LLC". As before the initial public offering of shares, Lazard Group LLC continues to be the sole member of Lazard Freres & Co. LLC, a New York limited liability company, which continues to be the parent company of Lazard Asset Management. The day-to-day management and operations of Lazard Asset Management have not changed as a result of the changes described above. The following Investment Portfolios are available under the Contract:

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. IN choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 10% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally


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common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o The potential to become a larger factor in the company's business sector

   o Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

   The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2006, the market capitalization range of the Russell 1000 Index was $611 million to $390 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT HIGH INCOME BOND FUND

   The fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate term, high-yield corporate bonds of
U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moodys"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

   The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

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NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

   Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT MONEY MARKET PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMPCO'S forecast for interest rates.

PIMCO VIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests at least 80% of its total assets in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER CORE BOND VCT PORTFOLIO

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER HIGH YIELD VCT PORTFOLIO

   The Pioneer High Yield VCT Portfolio seeks maximum total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER MID CAP VALUE VCT PORTFOLIO

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Mid-Cap Value Index.


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ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

   Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies.

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

   Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund which do not permit active trading.) This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the
Contract:

RYDEX BANKING FUND

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES FUND

   The Commodities Fund seeks long-term capital appreciation through an investment in commodity-linked instruments. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX DYNAMIC DOW FUND

   The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM.

RYDEX DYNAMIC OTC FUND

   The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC S&P 500 FUND

   The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR FUND

   The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR FUND

   The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS FUND

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY FUND

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES FUND

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services


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field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX EUROPE ADVANTAGE FUND

   The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones StoxxSM 50 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES FUND

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE FUND

   The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Lehman Long Treasury Bond Index.

RYDEX HEALTH CARE FUND

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX INTERNET FUND

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW FUND

   The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND FUND

   The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the Long Treasury Bond.

RYDEX INVERSE MID-CAP FUND

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC FUND

   The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000 FUND

   The Inverse Russell 2000p Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500 FUND

   The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE FUND

   The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH FUND

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE FUND

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE FUND

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE FUND

   The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH FUND

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

RYDEX MID-CAP VALUE FUND

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

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RYDEX NOVA FUND

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS FUND

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE FUND

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING FUND

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE FUND

   The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH FUND

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE FUND

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY FUND

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS FUND

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION FUND

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES FUND

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities. CLS ADVISORONE AMERIGO FUND

   The Fund seeks capital appreciation and long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT FUND

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SALOMON BROTHERS ASSET MANAGEMENT INC.

   Salomon Brothers is located at 399 Park Avenue, New


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York, New York, and is a wholly owned subsidiary ofLegg Mason, Inc. Salomon
Brothers, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2005, Salomon Brothers had approximately $88.6B in assets under management.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

   The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. This objective may be changed without shareholder approval. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may also invest in non-dividend paying stocks.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets.

   Credit quality: The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as (a)junk bonds." Maturity: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may invest in individual securities of any maturity.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

   The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o  U.S. government obligations

   o  Mortgage and asset-backed

   o  Investment and non-investment securities grade U.S.

   o and foreign corporate, Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. The fund may hold individual securities of any maturity and may at times hold a substantial portion of its assets in short-term instruments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

   The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. These objectives may be changed without shareholder approval.

   The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The fund varies its allocations between equity and fixed income securities depending om the manager's view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market conditions at least 40% of the fund's assets are allocatd to equity securities. The funds investments in fixed income securities are primarily investment grade but the fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade by a recognized rating agency, or in unrated securities of equivalent quality. Securities rated below investment grade are commonly referred to as "junk bonds".


                                                                              61
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The fund's investment s in fixed income securities may be of any maturity.

LEGG MASON PARTNERS GOVERNMENT PORTFOLIO

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital--appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management, Incorporated. The following Investment Portfolio is available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a


                                                                              62
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company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize one or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.








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                                                                              64
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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account H
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-PLUS-SAI-H-0506) dated May 1, 2006 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account H fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

________________________________________________________________________________

--------------------------------------------------------------------------------

                                   Sincerely,

--------------------------------------------------------------------------------

                                   (Signature)

--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233


(C) 2006, Jefferson National Life Insurance Company         JNL-PLUS-PROS-H-0506

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233

                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account H (the "Separate Account"), dated May 1, 2006. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                                   PAGE

GENERAL INFORMATION                                                                 B-3
General Information Regarding Jefferson National Life Insurance Company             B-3
Jefferson National Life Annuity Account H                                           B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                             B-3

PUBLISHED RATINGS                                                                   B-6

ADMINISTRATION                                                                      B-6

ANNUITY PROVISIONS                                                                  B-6

DISTRIBUTION                                                                        B-6
Reduction or Elimination of the Contingent Deferred Sales Charge                    B-7

FINANCIAL STATEMENTS                                                                B-7

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H:

Jefferson National Life Annuity Account H, also referred to as the "Separate Account", was established on November 1, 1999 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account
H. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

                             VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY


                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY


================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                        CONTENTS
================================================================================

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT                            3-5

STATUTORY BASIS FINANCIAL STATEMENTS:
    Statements of admitted assets, liabilities and capital and surplus         6
    Statements of operations                                                   7
    Statements of changes in capital and surplus                               8
    Statements of cash flows                                                   9
    Notes to statutory basis financial statements                          10-41

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT
    ON SUPPLEMENTAL MATERIAL                                                  42

SUPPLEMENTAL MATERIAL:
    Selected financial data                                                43-44
    Summary investment schedule
    Investment risk interrogatories

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT

Board of Directors of
  Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statement of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2005 or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2005, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


/s/ BDO Seidman, LLP

Certified Public Accountants

New York, New York
March 24, 2006

             Report of Independent Registered Public Accounting Firm

Board of Directors of
Jefferson National Life Insurance Company

We have audited the accompanying statutory-basis balance sheet of Jefferson National Life Insurance Company as of December 31, 2004, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2004, or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2004, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


/s/ Ernst & Young

New York, New York
March 28, 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2005            2004
--------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
  Bonds                                                    $   505,107     $   403,705
  Preferred stock                                               25,735          25,125
  Common stock                                                      68              --
  Policyholder loans                                            19,369          22,332
  Cash and short-term investments                                6,375         182,846
--------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                               556,654         634,008
Accrued investment income                                        6,284           5,489
Deferred taxes                                                   2,230           3,403
Amounts recoverable on reinsurance ceded                         1,380           1,291
Other admitted assets                                            6,709           4,423
Separate account assets                                      1,050,664       1,050,704
--------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                $ 1,623,921     $ 1,699,318
======================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
  Policy and contract reserves                             $   537,133     $   603,646
  Claim reserves                                                 1,448           1,111
  Accounts payable and accrued expenses                            677           5,471
  Due to parent and affiliates                                   3,371           2,547
  Asset valuation reserve                                        4,923           4,045
  Interest maintenance reserve                                   3,968           5,779
  Transfers from separate accounts                             (25,050)        (31,170)
  Federal income tax payable                                       115             115
  Other liabilities                                              6,186           5,249
  Separate account liabilities                               1,050,664       1,050,704
--------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                      1,583,435       1,647,497
--------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common stock, $4.80 par value, 1,065,000 shares
    authorized, 1,043,565 shares issued and outstanding          5,009           5,009
  Paid-in surplus                                                8,991           8,991
  Unassigned surplus                                            17,854          21,560
  Special surplus funds                                          8,632          16,261
--------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                 40,486          51,821
--------------------------------------------------------------------------------------
                                                           $ 1,623,921     $ 1,699,318
======================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                      2005          2004
--------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other considerations             $ 106,438     $  92,457
  Net investment income                                    28,340        32,775
  Reserve adjustment on reinsurance ceded                 (11,402)           --
  Commission and expense allowances on reinsurance
    ceded                                                  12,860        16,989
  Amortization of interest maintenance reserve              1,815         1,893
  Fee income                                                5,007         4,761
  Other revenues                                           13,701        14,935
--------------------------------------------------------------------------------
        TOTAL REVENUES                                    156,759       163,810
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Death and disability benefits                               753            96
  Annuity and surrender benefits                          181,869       203,516
  Decrease in policy and contract reserves                 (4,572)      (11,800)
  Other benefits                                            5,939         4,417
  Commissions                                              10,985         9,191
  General and administrative expenses                      20,701        26,652
  Taxes, licenses and fees                                   (852)        1,104
  Net transfers from separate accounts                    (56,485)      (79,254)
  Other expenses                                              427           666
--------------------------------------------------------------------------------
        TOTAL BENEFITS AND EXPENSES                       158,765       154,588
--------------------------------------------------------------------------------
        GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
          INCOME TAXES (BENEFITS) AND NET REALIZED
          CAPITAL GAINS                                    (2,006)        9,222
FEDERAL INCOME TAXES (BENEFITS)                              (704)        5,805
--------------------------------------------------------------------------------
        GAIN (LOSS) FROM OPERATIONS BEFORE NET
          REALIZED CAPITAL GAINS                           (1,302)        3,417
NET REALIZED CAPITAL GAINS, NET OF TRANSFERS TO IMR           354         2,809
--------------------------------------------------------------------------------
NET INCOME (LOSS)                                       $    (948)    $   6,226
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                           2005         2004
-----------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                        $ 51,821     $ 55,525
-----------------------------------------------------------------------------------
Adjustments to surplus:
  Net income (loss)                                               (948)       6,226
  Change in net unrealized capital gains (losses)                  (15)          19
  Change in deferred income tax                                  5,773        3,289
  Change in nonadmitted assets                                  (7,638)      (3,572)
  Change in asset valuation reserve                               (878)        (569)
  Change in surplus as a result of reinsurance, net of tax      (7,629)      (9,097)
-----------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                               (11,335)      (3,704)
-----------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                              $ 40,486     $ 51,821
===================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                          2005          2004
-----------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance                     $ 104,384     $  92,251
  Net investment income                                        29,332        35,545
  Miscellaneous income                                         24,324        22,092
-----------------------------------------------------------------------------------
        TOTAL INCOME RECEIVED                                 158,040       149,888
-----------------------------------------------------------------------------------
  Benefit and loss related payments                           259,437       207,781
  Net transfers to separate accounts                          (62,606)      (82,619)
  Commissions, expenses paid and aggregate write-ins
    for deductions                                             36,956        31,549
  Federal and foreign income taxes received                      (704)       (4,359)
-----------------------------------------------------------------------------------
        TOTAL OPERATING EXPENSES PAID                         233,083       152,352
-----------------------------------------------------------------------------------
        NET CASH USED IN OPERATING ACTIVITIES                 (75,043)       (2,464)
-----------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
    Bonds and stocks                                          264,419       317,509
    Mortgage loans                                                 --        18,266
    Miscellaneous proceeds                                         95           198
-----------------------------------------------------------------------------------
        TOTAL INVESTMENT PROCEEDS                             264,514       335,973
  Cost of investments in bonds and stocks acquired           (368,173)     (164,461)
  Net decrease in policy loans                                  2,959           512
-----------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN) INVESTING
          ACTIVITIES                                         (100,700)      172,024
-----------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
    Net deposit-type contract fund and other liabilities       (2,602)       (4,179)
    Other cash applied                                          1,874        (3,339)
-----------------------------------------------------------------------------------
        NET CASH USED IN FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES                                  (728)       (7,518)
-----------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                (176,471)      162,042
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                           182,846        20,804
-----------------------------------------------------------------------------------
  End of year                                               $   6,375     $ 182,846
===================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

1.  ORGANIZATION        Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument  Advisor.  In 2004 and 2005,  the Company  also
                        offered term life insurance products.  In December 2005,
                        Inviva, Inc., the Company's ultimate Parent, changed its
                        strategy to focus entirely on its annuity  business.  As
                        such, the Company's in-force life insurance business has
                        been marketed for a bulk reinsurance transaction,  and a
                        definitive  agreement with a leading U.S. life reinsurer
                        has  been   executed.   This  agreement  is  subject  to
                        customary regulatory approval.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected.

                        In 2002, the Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company.

2. BASIS OF             The  statutory  basis  financial  statements  have  been
   PRESENTATION         prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2005 and 2004 is as follows:

                                                            Net income (loss)       Capital and surplus
                                                        ---------------------     ---------------------
                                                               Year ended
                                                              December 31,              December 31,
                                                        ---------------------     ---------------------
                                                            2005         2004         2005         2004
                        -------------------------------------------------------------------------------
                        Statutory amounts               $   (948)    $  6,226     $ 40,486     $ 51,821
                        Add (deduct) adjustments:
                           Investments                    (2,334)      (6,402)      10,657       26,128
                           Deferred Acquisition
                              Costs and Valuation
                              of Business
                              Acquired                      (374)      (4,356)      57,162       49,535
                           Goodwill and other
                              intangibles                 (5,738)          --        2,287       11,200
                           Nonadmitted assets                 --           --          867          369
                           Policy reserves                11,414        1,061      (29,148)     (40,564)
                           Deferred taxes                 (4,084)          --        2,932        1,551
                           Ceding commissions             (7,445)     (13,997)          --           --
                           Other                          (1,226)       5,279       (1,378)        (526)
                        -------------------------------------------------------------------------------
                        GAAP-basis amounts              $(10,735)    $(12,189)    $ 83,865     $ 99,514
                        ===============================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

3.  SUMMARY OF          INVESTMENTS
    SIGNIFICANT
    ACCOUNTING          BONDS - Bonds  not  in  default  are generally stated at
    POLICIES            amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Certain variable annuity contracts of the Company contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2005, and no additional reserves were required as a result of this analysis.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                        RECLASSIFICATIONS

                        Certain  2004  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2005 presentation.

4.  INVESTMENTS         FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:

                                                                       Gross unrealized           NAIC
                                                      Amortized    -----------------------       market
                                                         cost        Gains         Losses         value
                        --------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury              $  17,286    $     189     $     (70)    $  17,405
                           States and political
                              subdivisions               12,425          424          (163)       12,686
                           Foreign governments            2,290           50           (15)        2,325
                           Corporate bonds              326,960        4,870        (6,487)      325,343
                           Mortgage-backed
                              securities:
                                  U.S. government
                                     agencies            99,726          975          (796)       99,905
                                  Corporate              46,420           10        (1,009)       45,421
                        --------------------------------------------------------------------------------
                                                        505,107        6,518        (8,540)      503,085
                        Preferred stock                  25,735          868            --        26,603
                        --------------------------------------------------------------------------------
                        Total                         $ 530,842    $   7,386     $  (8,540)    $ 529,688
                        ================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2004 are as follows:

                                                                      Gross unrealized           NAIC
                                                     Amortized    -----------------------       market
                                                        cost        Gains         Losses        value
                        -------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury             $  13,292    $     515     $     (26)    $  13,781
                           States and political
                              subdivisions              12,775          295           (99)       12,971
                           Foreign governments             636            5            --           641
                           Corporate bonds             253,401       10,101          (898)      262,604
                           Mortgage-backed
                              securities:
                                  U.S. government
                                     agencies           95,372        2,490           (56)       97,806
                                  Corporate             28,229          152           (16)       28,365
                        -------------------------------------------------------------------------------
                                                       403,705       13,558        (1,095)      416,168
                        Preferred stock                 25,125          701            --        25,826
                        -------------------------------------------------------------------------------
                        Total                        $ 428,830    $  14,259     $  (1,095)    $ 441,994
                        ===============================================================================

                        As of December 31, 2005 and 2004, the Company had fixed maturity securities with a statement value of $11,563 and $11,758, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2005 are as follows:

                                                              Amortized   NAIC market
                                                                 cost         value
                        -------------------------------------------------------------
                        Due in one year or less               $ 10,995      $ 11,169
                        Due after one year through five
                           years                               144,840       143,579
                        Due after five years through ten
                           years                               127,020       126,674
                        Due after ten years                    107,785       107,148
                        Mortgage-backed securities             114,467       114,515
                        -------------------------------------------------------------
                        Total                                 $505,107      $503,085
                        =============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                                  2005          2004
                        ------------------------------------------------------------
                        Bonds                                 $    358      $  8,485
                        Preferred stocks                            --           551
                        Mortgage loans                              --            45
                        ------------------------------------------------------------
                           Net realized capital gains              358         9,081
                        Transfer to IMR                             (4)       (6,272)
                        ------------------------------------------------------------
                           Net realized capital gains         $    354      $  2,809
                        ============================================================

                        In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. In 2004, net realized capital gains on bonds consisted of $12,248 gross realized gains and $3,763 gross realized losses. For the years ended December 31, 2005 and 2004, proceeds from the sales of fixed maturity securities were $77,206 and $309,818, respectively.

                        At December 31, 2005 and 2004, there were writedowns of $95 and $-0-, respectively.

                        At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade corporate bonds of $33,052 and $23,608, respectively, with an aggregate fair value of $31,203 and $24,386, respectively. Those holdings amounted to 6.5% and 5.8% of the Company's investments in bonds at December 31, 2005 and 2004, respectively, and 2.0% and 1.4% of the Company's total admitted assets at December 31, 2005 and 2004, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2005 and 2004, including accrual of discount and amortization of premiums, arose from the following sources:

                                                               2005        2004
                        -------------------------------------------------------
                        Bonds                              $ 25,694    $ 30,791
                        Preferred stocks                        693         624
                        Mortgage loans on real estate            --         377
                        Policy loans                          1,630       1,377
                        Cash and short-term investments       1,427         645
                        Miscellaneous investment
                          income                                101          54
                        -------------------------------------------------------
                             Total gross investment
                                income                       29,545      33,868
                        Investment expense                   (1,205)     (1,093)
                        -------------------------------------------------------
                        Net investment income              $ 28,340    $ 32,775
                        =======================================================

                        There was no accrued investment income excluded from surplus during 2005 and 2004.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Unrealized losses on fixed maturity securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2005 and 2004 follows:

                        DECEMBER 31, 2005
                        -------------------------------------------------------------------------------------------------
                                                    Less than 12 months -    12 months or more -
                                                          at a loss                at a loss                 Total
                                                   ----------------------   ----------------------   ---------------------
                                                      NAIC                    NAIC                     NAIC
                                                     market    Unrealized    market    Unrealized     market    Unrealized
                                                     value       losses      value       losses       value       losses
                        --------------------------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury           $  3,863    $    (14)    $  1,525    $    (56)    $  5,388    $    (70)
                           States and political
                             subdivisions             1,900         (98)       1,132         (65)       3,032        (163)
                           Foreign government           769         (15)          --          --          769         (15)
                           Corporate bonds          200,770      (4,901)      15,003      (1,586)     215,773      (6,487)
                           Mortgage-backed
                              securities:
                                U.S. government
                                  agencies           52,166        (675)       3,300        (121)      55,466        (796)
                                Corporate            39,877        (878)       5,077        (131)      44,954      (1,009)
                        --------------------------------------------------------------------------------------------------
                        Total debt securities      $299,345    $ (6,581)    $ 26,037    $ (1,959)    $325,382    $ (8,540)
                        ==================================================================================================

                        DECEMBER 31, 2004
                        -------------------------------------------------------------------------------------------------
                                                    Less than 12 months -     12 months or more -
                                                          at a loss                at a loss                 Total
                                                   ----------------------   ----------------------   ---------------------
                                                      NAIC                    NAIC                     NAIC
                                                     market    Unrealized    market    Unrealized     market    Unrealized
                                                     value       losses      value       losses       value       losses
                        --------------------------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury           $  1,565    $    (26)    $     --    $     --     $  1,565    $    (26)
                           States and political
                             subdivisions                --          --        5,418         (99)       5,418         (99)
                           Corporate bonds           29,591        (263)       9,448        (635)      39,039        (898)
                           Mortgage-backed
                              securities:
                                U.S. government
                                  agencies            4,405         (38)         237         (18)       4,642         (56)
                                Corporate            10,525         (16)          --          --       10,525         (16)
                        --------------------------------------------------------------------------------------------------
                        Total debt securities      $ 46,086    $   (343)    $ 15,103    $   (752)    $ 61,189    $ (1,095)
                        ==================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

5.  POLICY AND CLAIM    As  of  December  31, 2005  and  2004, the  Company  had
    RESERVES            $3,820,598 and $3,323,037,  respectively,  of individual
                        and group life insurance in force. On $297,928 and $183,345 of insurance in force as of December 31, 2005 and 2004, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,180 and $1,093 at December
                        31, 2005 and 2004, respectively.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type      Subjected                           Reinsurance
                             of risk        account value     Gross reserve     reserve credit
                        ----------------------------------------------------------------------
                        GMDB                  $907,291          $ 25,879          $ 16,016
                        GMIB                    10,086                65                48
                        GMWB                     4,199                20                --
                        ======================================================================

                        At December 31, 2004, the Company had the following with guaranteed benefits:

                        Benefit and type      Subjected                           Reinsurance
                             of risk        account value     Gross reserve     reserve credit
                        ----------------------------------------------------------------------
                        GMDB                  $951,989          $ 26,739          $ 17,182
                        GMIB                     6,731                43                39
                        GMWB                     2,182                 4                --
                        ======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The following table provides information on the GMDB features outstanding at December 31, 2005 and 2004. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2005 and 2004 is as follows:

                                                                  2005           2004
                        -------------------------------------------------------------
                                                              (in the event of death)
                        Return of net deposit:
                           Account value                      $422,925       $425,883
                           Net amount at risk                   43,563         52,185
                           Average attained age of
                              contract holders                      50             50
                        Return of net deposits plus a
                          minimum return                       469,193        509,881
                        Net amount at risk                     223,666        244,706
                        Average attained age of contract
                          holders                                   58             56
                        Guaranteed minimum return                    5%             5%
                        Highest specified anniversary
                          account value minus:
                             Withdrawals post
                               anniversary:
                                  Account value                 15,172         16,225
                                  Net amount at risk             2,172          2,603
                                  Average attained age
                                     of contract holders            59             58
                        =============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        GMIB feature offers the contract holder for annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $8,795 and $6,731 at December 31, 2005 and 2004, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurringsurrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances   attributable  to  variable
                        annuity contracts with guarantees at December 31, 2005 and 2004 are as follows:

                                                                   2005           2004
                        --------------------------------------------------------------
                        Asset type:
                           Domestic equity                     $603,288       $607,734
                           International equity                  24,234         47,401
                           Bonds                                 81,931         91,111
                           Balanced bond/equity                  36,883         40,098
                        --------------------------------------------------------------
                               Total                            746,336        786,344
                        Money market                             59,172         60,300
                        --------------------------------------------------------------
                               Total                           $805,508       $846,644
                        ==============================================================
                        Percent of total variable annuity
                          separate account values                  76.7%          80.6%
                        ==============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        At December 31, 2005, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                   2005
                                                                        --------------------------
                                                                           Amount       % of total
                        --------------------------------------------------------------------------
                        A. Subject to discretionary withdrawal:
                           1. With market value adjustment              $1,025,272         63.0%
                           2. At book value less current surrender
                                charge of 5% or more                        89,513          5.5
                           3. At fair value                                     --           --
                        --------------------------------------------------------------------------
                           4. Total with adjustment or at fair
                                value                                    1,114,785         68.5
                           5. At book value without adjustment
                                (minimal or no charge or
                                adjustment)                                461,819         28.4
                        B. Not subject to discretionary withdrawal          50,155          3.1
                        --------------------------------------------------------------------------
                        C. Total (gross: direct + assumed)               1,626,759        100.0
                        D. Reinsurance ceded                                75,976           --
                        --------------------------------------------------------------------------
                        E. Total (net) (C)-(D)                          $1,550,783        100.0%
                        ==========================================================================

6.  FAIR VALUES OF      The  estimated fair values of financial instruments have
    FINANCIAL           been  determined by  using available  market information
    INSTRUMENTS         and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                            Carrying
                                                              value     Fair value
                        ----------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                               $505,107     $503,085
                        Preferred stocks                      25,735       26,603
                        Common stocks                             68           68
                        Cash and short-term investments        6,375        6,375
                        Policy loans                          19,369       19,369
                        ==========================================================
                        LIABILITIES
                        Policy and contract reserves        $537,133     $535,092
                        ==========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2004 are as follows:

                                                            Carrying
                                                              value     Fair value
                        ----------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                               $403,705     $416,168
                        Preferred stocks                      25,125       25,826
                        Cash and short-term investments      182,846      182,846
                        Policy loans                          22,332       22,332
                        ==========================================================
                        LIABILITIES
                        Policy and contract reserves        $603,646     $594,584
                        ==========================================================

                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.  REINSURANCE         In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $420,325 and $431,243 for
                        the   years   ended   December   31,   2005  and   2004,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        During 2004, the Company began to issue simplified-issue term life business. The Company retains between 20% to 30% of the risk. The risk is reinsured on both a coinsurance and modified coinsurance basis.

                        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $14,288 and $15,509 of its $20,181 and $20,945, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2005 and 2004.

                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2005 and 2004 were approximately $30 and $158, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2005 and 2004, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                  2005           2004
                        -------------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                           $  50,366      $  42,389
                        Policyholder benefits                   47,092         44,362
                        Change in insurance and annuity
                          reserves                             (20,935)       (26,892)
                        Policy and contract reserves           489,269        463,491
                        =============================================================

                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2005 and 2004. During 2005 and 2004, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2005 and 2004 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $592 and $336 as of December 31, 2005 and 2004,
                        respectively):

                        YEAR ENDED DECEMBER 31,             2005            2004
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums               $  8,567        $ 10,351
                          Reinsurance ceded                8,567          10,351
                        --------------------------------------------------------
                             Total premiums             $     --        $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums               $147,645        $124,159
                          Reinsurance ceded               41,799          32,038
                        --------------------------------------------------------
                             Total premiums             $105,846        $ 92,121
                        ========================================================

                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8.  COMMITMENTS AND     Various  lawsuits against  the Company  may arise in the
    CONTINGENCIES       ordinary  course of the Company's  business.  Contingent
                        liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                        As of  December  31,  2005 and  2004,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $1,800 and $398, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

9.  FEDERAL INCOME      Current  income  taxes  incurred  for  the  years  ended
    TAXES               December  31,  2005 and 2004  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,                2005         2004
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income             $    --      $    --
                        Prior year overaccrual of tax          (704)         906
                        Ceding commission                        --        4,899
                        --------------------------------------------------------
                        Current income taxes incurred       $  (704)     $ 5,805
                        ========================================================

                        As of December 31, 2005, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2005 and 2004 are as follows:

                        DECEMBER 31,                           2005         2004
                        --------------------------------------------------------
                        Gross deferred tax asset            $43,141      $37,625
                        Gross deferred tax liabilities           --          257
                        --------------------------------------------------------
                                                             43,141       37,368
                        Less: Nonadmitted deferred tax
                                asset                        40,911       33,965
                        --------------------------------------------------------
                        Net deferred tax asset              $ 2,230      $ 3,403
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                $ 6,946      $ 3,348
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2005 and 2004 are as follows:

                                                                   2005        2004      Change
                        -----------------------------------------------------------------------
                        DTAs resulting from book./tax
                          differences in:
                            Net operating loss carryforward     $11,866     $ 2,477     $ 9,389
                            Capital loss carryforward            10,914      12,919      (2,005)
                            Insurance reserves                    3,199       4,959      (1,760)
                            Section 807(f) reserve basis
                                change                           10,674      12,199      (1,525)
                            Proxy DAC                             4,951       4,469         482
                            Investments                           1,296          --       1,296
                            Other                                   241         602        (361)
                        -----------------------------------------------------------------------
                        Gross DTAs                              $43,141     $37,625     $ 5,516
                        =======================================================================
                        Nonadmitted DTAs                        $40,911     $33,965     $ 6,946
                        =======================================================================
                        DTLs resulting from book./tax
                          differences in:
                            Investments                         $    --     $   257     $   257
                            Other                                    --          --          --
                        -----------------------------------------------------------------------
                        Gross DTLs                              $    --     $   257     $   257
                        =======================================================================
                        Net admitted deferred tax assets        $ 2,230     $ 3,403     $(1,173)
                        =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The significant book to tax differences in 2005 are as follows:

                                                                    100%            35%
                        --------------------------------------------------------------
                        Statutory loss before taxes            $ (2,006)      $   (702)
                        Net realized capital gains                  354            124
                        --------------------------------------------------------------
                              Total pre-tax statutory loss       (1,652)          (578)
                        --------------------------------------------------------------
                        Reinsurance ceding
                           commission                            (7,445)        (2,605)
                        Amounts related to prior years -
                           current                               (2,011)          (704)
                        IMR/AVR                                  (1,815)          (635)
                        Fines and penalties                          81             28
                        Amounts related to prior years -
                           deferred                              (5,661)        (1,981)
                        --------------------------------------------------------------
                              Total adjustments                 (16,851)        (5,898)
                        --------------------------------------------------------------
                        Taxable loss from operations           $(18,503)      $ (6,476)
                        ==============================================================
                        Federal statutory income taxes                        $    704
                        Change in net deferred income
                           tax                                                  (5,773)
                        --------------------------------------------------------------
                        Total statutory income tax                            $ (6,477)
                        ==============================================================

                        As of December 31, 2005 and 2004, the Company had operating loss carryforwards of approximately $33,900 and $7,100, respectively, which begin to expire in 2018. As of December 31, 2005 and 2004, the Company capital loss carryforwards of had approximately $31,200 and $36,900, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

10. RELATED PARTY       The  Company has  a service  agreement with Inviva, Inc,
    TRANSACTIONS        which covers certain general and administrative expenses
                        and taxes, licenses and fees. During 2005 and 2004, operating expenses of $19,587 and $19,119, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations.
                        The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2005 and 2004 under these agreements was $5,022 and $5,821, respectively.

                        40/86 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc.) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $-0- and $42 in 2005 and 2004, respectively. This agreement was terminated in March 2004.

                        The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2005 and 2004, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

11. SEPARATE ACCOUNTS   Separate  account assets and related policy  liabilities
                        represent the segregation of funds deposited by variable
                        annuity policyholders. Policyholders bear the investment
                        performance   risk  associated  with  these   annuities.
                        Separate account assets are invested at the direction of
                        the policyholders,  primarily in mutual funds.  Separate
                        account   assets  are   reported  at  fair  value  based
                        primarily on quoted market prices.

                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 are as follows:

                        YEAR ENDED DECEMBER 31,                         2005                        2004
                        ------------------------------------------------------------------------------------------
                                                               Separate                    Separate
                                                               accounts        Non-        accounts        Non-
                                                                 with       guaranteed       with       guaranteed
                                                              guarantees     separate     guarantees     separate
                                                              nonindexed     accounts     nonindexed     accounts
                        ------------------------------------------------------------------------------------------
                        Premiums, deposits and other
                           considerations                     $       --    $   91,153    $       --    $   64,379
                        ==========================================================================================
                        For accounts with assets at market
                           value                              $    1,240    $1,024,494    $    1,406    $1,018,128
                        ==========================================================================================
                        Reserves for separate accounts by
                           withdrawal characteristics:
                              Subject to discretionary
                                withdrawal:
                                   With market value
                                      adjustment              $    1,240    $       --    $    1,406    $       --
                                   At market value                    --     1,020,855            --     1,014,927
                              Not subject to discretionary
                                withdrawal                            --         3,639            --         3,201
                        ------------------------------------------------------------------------------------------
                              Total separate account
                                liabilities                   $    1,240    $1,024,494    $    1,406    $1,018,128
                        ==========================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2005 and 2004 are as follows:

                        YEAR ENDED DECEMBER 31,                 2005           2004
                        -----------------------------------------------------------
                        Transfers to separate accounts     $  91,124      $  64,467
                        Transfers from separate
                          accounts                           148,470        143,721
                        -----------------------------------------------------------
                        Net transfers from separate
                          accounts                         $ (57,346)     $ (79,254)
                        ===========================================================

12. EMPLOYEE BENEFITS   The Company  provides  certain life insurance and health
                        care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $703 and $726 at December 31, 2005 and 2004, respectively, and included in general expenses due and accrued. The expenses for these plans were ($22) and $98 at December
                        31, 2005 and 2004, respectively.

13. CAPITAL AND         The maximum amount of dividends which can be paid by the
    SURPLUS             State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2005 was $1,302. Statutory surplus with regards to policyholders as of December 31, 2005 was $40,486. The maximum dividend payout which may be made without prior approval in 2006 is $4,049.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005 and 2004, the Company meets its RBC requirements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT
  ON SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.


/s/ BDO Seidman, LLP
Certified Public Accountants

New York, New York
March 24, 2006

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2005
-------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     903
   Other bonds (unaffiliated)                                            24,791
   Preferred stocks (unaffiliated)                                          693
   Mortgage loans on real estate                                             --
   Policy loans                                                           1,630
   Cash and short-term investments                                        1,427
   Miscellaneous investment income                                          101
-------------------------------------------------------------------------------
       GROSS INVESTMENT INCOME                                        $  29,545
===============================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity--statement value:
     Due within one year or less                                      $  43,189
     Over 1 year through 5 years                                        218,663
     Over 5 years through 10 years                                      161,137
     Over 10 years through 20 years                                      32,540
     Over 20 years                                                       49,578
-------------------------------------------------------------------------------
       TOTAL BY MATURITY                                              $ 505,107
===============================================================================

   Bonds by class--statement value:
     Class 1                                                          $ 380,572
     Class 2                                                             91,483
     Class 3                                                             10,653
     Class 4                                                             14,541
     Class 5                                                              7,612
     Class 6                                                                246
-------------------------------------------------------------------------------
       TOTAL BY CLASS                                                 $ 505,107
===============================================================================

Total bonds publicly traded                                           $ 475,160
Total bonds privately placed                                             39,620

Preferred stocks--statement value                                        25,735
Short-term investments--book value                                        9,672
Cash on deposit                                                          (3,297)
===============================================================================

LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $ 361,756
===============================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2005
----------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                                   $  104,593
   Group life                                                                         31

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable          8,872
   Ordinary - involving life contingencies - amount of income payable              5,829
   Group - not involving life contingencies - amount of income payable               794
   Group - involving life contingencies - amount of income payable                   731

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                         1,498
      Deferred - fully paid account balance                                       31,047
      Deferred - not fully paid -account balance                               1,465,402
========================================================================================

                    ANNUAL STATEMENT FOR THE YEAR 2005 OF THE
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Admitted Assets as Reported
                                                                              Gross Investment Holdings    in the Annual Statement
                                                                              -------------------------  ---------------------------
                                                                                    1             2             3            4
                               Investment Categories                             Amount      Percentage      Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1. Bonds:
    1.1 U.S. Treasury securities ..........................................    15,907,456        2.843     15,907,456      2.843
    1.2 U.S. government agency obligations (excluding
        mortgage-backed securities):
        1.21 Issued by U.S. government agencies ...........................                      0.000                     0.000
        1.22 Issued by U.S. government sponsored agencies .................     1,379,013        0.246      1,379,013      0.246
    1.3 Foreign government (including Canada, excluding
        mortgaged-backed securities) ......................................     2,290,378        0.409      2,290,378      0.409
    1.4 Securities issued by states, territories, and
        possessions and political subdivisions in the U.S.:
        1.41 States, territories and possessions general obligations ......                      0.000                     0.000
        1.42 Political subdivisions of states, territories and
             possessions and political subdivisions general obligations ...                      0.000                     0.000
        1.43 Revenue and assessment obligations ...........................    12,424,923        2.220     12,424,923      2.221
        1.44 Industrial development and similar obligations ...............                      0.000                     0.000
    1.5 Mortgage-backed securities (includes residential and
        commercial MBS):
        1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA ...........................    13,769,812        2.461     13,769,812      2.461
             1.512 Issued or guaranteed by FNMA and FHLMC .................    75,906,202       13.565     75,906,202     13.566
             1.513 All other ..............................................                      0.000                     0.000
        1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA ........    10,049,519        1.796     10,049,519      1.796
             1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                   agencies shown in Line 1.521 ...........................    43,913,196        7.848     43,913,196      7.848
             1.523 All other ..............................................                      0.000                     0.000
 2. Other debt and other fixed income securities (excluding short-term):
    2.1 Unaffiliated domestic securities (includes credit
        tenant loans rated by the SVO) ....................................   295,392,585       52.790    295,392,585     52.792
    2.2 Unaffiliated foreign securities ...................................    34,074,080        6.089     34,074,080      6.090
    2.3 Affiliated securities .............................................                      0.000                     0.000
 3. Equity interests:
    3.1 Investments in mutual funds .......................................                      0.000                     0.000
    3.2 Preferred stocks:
        3.21 Affiliated ...................................................                      0.000                     0.000
        3.22 Unaffiliated .................................................    25,735,228        4.599     25,735,228      4.599
    3.3 Publicly traded equity securities (excluding preferred stocks):
        3.31 Affiliated ...................................................                      0.000                     0.000
        3.32 Unaffiliated .................................................        67,598        0.012         67,598      0.012
    3.4 Other equity securities:
        3.41 Affiliated ...................................................                      0.000                     0.000
        3.42 Unaffiliated .................................................             1        0.000              1      0.000
    3.5 Other equity interests including tangible personal
        property under lease:
        3.51 Affiliated ...................................................                      0.000                     0.000
        3.52 Unaffiliated .................................................                      0.000                     0.000
 4. Mortgage loans:
    4.1 Construction and land development .................................                      0.000                     0.000
    4.2 Agricultural ......................................................                      0.000                     0.000
    4.3 Single family residential properties ..............................                      0.000                     0.000
    4.4 Multifamily residential properties ................................                      0.000                     0.000
    4.5 Commercial loans ..................................................                      0.000                     0.000
    4.6 Mezzanine real estate loans .......................................                      0.000                     0.000
 5. Real estate investments:
    5.1 Property occupied by the company ..................................                      0.000                     0.000
    5.2 Property held for the production of income (including
        $______________ of property acquired in satisfaction of
        debt) .............................................................                      0.000                     0.000
    5.3 Property held for sale (including $_____________
        property acquired in satisfaction of debt) ........................                      0.000                     0.000
 6. Contract loans ........................................................    19,383,594        3.464     19,368,607      3.462
 7. Receivables for securities ............................................     2,887,525        0.516      2,887,525      0.516
 8. Cash, cash equivalents and short-term investments .....................     6,375,499        1.139      6,375,499      1.139
 9. Other invested assets .................................................                      0.000                     0.000
                                                                             -------------------------------------------------------
10. Total invested assets                                                     559,556,609      100.000    559,541,622    100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2005
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville, KY 40223
NAIC Group Code 3381                                     NAIC Company Code 64017
           Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U. S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

    1.    Reporting entity's total admitted assets as reported on Page 2 of this annual statement. ..............   $573,256,767

    2.    Ten largest exposures to a single issuer/borrower/investment.

                     1                                         2                              3                    4
                                                                                                          Percentage of Total
                   Issuer                            Description of Exposure                Amount          Admitted Assets
          ------------------------------        --------------------------------         -----------      -------------------
    2.01  Investors Guaranty Assurance          Preferred Stock                          $25,000,000              4.4%
    2.02  Bear Stearns Comm Mtge Sec            CMO                                      $ 9,497,222              1.7%
    2.03  General Electric Capital Corp         Issuer Obligation                        $ 8,418,752              1.5%
    2.04  LB-UBC Comm Mtge Trust                CMO                                      $ 8,362,619              1.5%
    2.05  Citigroup Inc                         Issuer Obligation                        $ 7,496,189              1.3%
    2.06  JP Morgan Chase & Co                  Issuer Obligation                        $ 6,471,547              1.1%
    2.07  Fifth Third Bank                      Money Market                             $ 6,125,435              1.1%
    2.08  Residential Asset Mortgage Inc        Mortgage Backed Securities               $ 4,970,739              0.9%
    2.09  Conseco Funding LTD                   CBO                                      $ 4,863,128              0.8%
    2.10  Wachovia Bank Comm Mtge Tr            CMO                                      $ 4,821,243              0.8%

    3.    Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

             Bonds                  1                   2                   Preferred Stocks            3                    4
    ---------------------     ------------            -----                 ----------------      ------------            ------
    3.01  NAIC-1              $390,244,189            68.1%           3.07  P/RP-1                $    125,228              0.0%
    3.02  NAIC-2              $ 91,483,283            16.0%           3.08  P/RP-2                $    610,000              0.1%
    3.03  NAIC-3              $ 10,653,302             1.9%           3.09  P/RP-3                $ 25,000,000              4.4%
    3.04  NAIC-4              $ 14,541,221             2.5%           3.10  P/RP-4                $                         0.0%
    3.05  NAIC-5              $  7,611,874             1.3%           3.11  P/RP-5                $                         0.0%
    3.06  NAIC-6              $    245,501             0.0%           3.12  P/RP-6                $                         0.0%


    4.    Assets held in foreign investments:
    4.01  Are assets held in foreign investments less than 2.5% of the reporting entity's
          total admitted assets? .............................................................                    Yes |_| No |X|
    4.02  Total admitted assets held in foreign investments ..................................    $ 28,746,943              5.0%
    4.03  Foreign-currency-denominated investments ...........................................    $                         0.0%
    4.04  Insurance liabilities denominated in that same foreign currency ....................    $                         0.0%
          If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

     5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
    5.01  Countries rated NAIC-1 ...............................................     $ 27,089,141                       4.7%
    5.02  Countries rated NAIC-2 ...............................................     $  1,504,985                       0.3%
    5.03  Countries rated NAIC-3 or below ......................................     $    132,816                       0.0%

     6.   Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
          Countries rated NAIC - 1:
    6.01  Country: Cayman Islands ..............................................     $  6,861,187                       1.2%
    6.02  Country: United Kindom ...............................................     $  5,123,935                       0.9%
          Countries rated NAIC - 2:
    6.03  Country: Mexico ......................................................     $  1,504,985                       0.3%
    6.04  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 3 or below:
    6.05  Country: Marshall Islands ............................................     $    132,816                       0.0%
    6.06  Country: .............................................................     $                                  0.0%

                                                                                           1                             2
                                                                                     ------------                  ------------
     7.   Aggregate unhedged foreign currency exposure .........................     $                                  0.0%

     8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
    8.01  Countries rated NAIC-1 ...............................................     $                                  0.0%
    8.02  Countries rated NAIC-2 ...............................................     $                                  0.0%
    8.03  Countries rated NAIC-3 or below ......................................     $                                  0.0%

     9.   Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
          Countries rated NAIC - 1:
    9.01  Country: .............................................................     $                                  0.0%
    9.02  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 2:
    9.03  Country: .............................................................     $                                  0.0%
    9.04  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 3 or below:
    9.05  Country: .............................................................     $                                  0.0%
    9.06  Country: .............................................................     $                                  0.0%

    10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                             1                                      2                     3                              4
                           Issuer                             NAIC Rating
          ----------------------------------------------------------------------     -----------                   ------------
   10.01  Conseco Funding Ltd                          2                             $ 4,863,128                        0.8%
   10.02  RAS Laffan Liq Nat Gas                       1                             $ 3,087,636                        0.5%
   10.03  FBG Finance LTD                              2                             $ 2,991,556                        0.5%
   10.04  British Telecom PLC                          1                             $ 2,171,491                        0.4%
   10.05  Deutsche Telekom                             1                             $ 2,108,335                        0.4%
   10.06  France Telekom                               1                             $ 2,001,638                        0.3%
   10.07  Yorkshire Power Finance                      2                             $ 1,998,059                        0.3%
   10.08  Vodafone Group                               1                             $ 1,832,697                        0.3%
   10.09  Philips Electronics                          2                             $ 1,554,579                        0.3%
   10.10  United Mexican States                        2                             $ 1,504,985                        0.3%


                                     285.1

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
          Canadian currency exposure:
   11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ..  Yes |X| No |_|

          If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                           1                             2
                                                                                     ------------                  ------------
   11.02  Total admitted assets held in Canadian investments ...................     $                                  0.0%
   11.03  Canadian-currency-denominated investments ............................     $                                  0.0%
   11.04  Canadian-denominated insurance liabilites ............................     $                                  0.0%
   11.05  Unhedged Canadian currency exposure ..................................     $                                  0.0%

    12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

   12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting
          entity's total admitted assets? ..........................................................................  Yes |X| No |_|

          If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   12.02  Aggregate statement value of investments with contractual sales
          restrictions .........................................................     $                                  0.0%
          Largest 3 investments with contractual sales restrictions:
   12.03  ......................................................................     $                                  0.0%
   12.04  ......................................................................     $                                  0.0%
   12.05  ......................................................................     $                                  0.0%

    13.   Amounts and percentages of admitted assets held in the ten largest equity interests:

   13.01  Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ......  Yes |_| No |X|

          If responseto 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                         1                                                 2                             3
                                  Name of Issuer
          ----------------------------------------------------------------------     ------------                  ------------
   13.02  Investors Guaranty Assurance .........................................     $ 25,000,000                       4.4%
   13.03  SLM Corp .............................................................     $    250,000                       0.0%
   13.04  Principal Financial Group ............................................     $    180,000                       0.0%
   13.05  Metlife Inc ..........................................................     $    180,000                       0.0%
   13.06  FHLMC ................................................................     $    125,228                       0.0%
   13.07  ......................................................................     $                                  0.0%
   13.08  ......................................................................     $                                  0.0%
   13.09  ......................................................................     $                                  0.0%
   13.10  ......................................................................     $                                  0.0%
   13.11  ......................................................................     $                                  0.0%


                                     285.2

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    14.   Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

   14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's
          total admitted assets? ...................................................................................  Yes |_| No |X|

          If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   14.02  Aggregate statement value of investments held in nonaffiliated,
          privately placed equities ............................................     $ 25,000,000                       4.4%
          Largest 3 investments held in nonaffiliated, privately placed equities:
   14.03  Investors Guaranty Assurance .........................................     $ 25,000,000                       4.4%
   14.04 .......................................................................     $                                  0.0%
   14.05 .......................................................................     $                                  0.0%
    15.   Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

   15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's total
          admitted assets? .........................................................................................  Yes |X| No |_|

          If response to 15.01 is yes, responses are not required for the remainder of Interrogatory 15.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   15.02  Aggregate statement value of investments held in general partnership
          interests ............................................................     $                                  0.0%
          Largest 3 investments in general partnership interests:
   15.03 .......................................................................     $                                  0.0%
   15.04 .......................................................................     $                                  0.0%
   15.05 .......................................................................     $                                  0.0%

    16.   Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

   16.01  Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?   Yes |X| No |_|

          If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                           1                                               2                             3
                     Type (Residential, Commercial, Agricultural)
          ----------------------------------------------------------------------     ------------                  ------------
   16.02 .......................................................................     $                                  0.0%
   16.03 .......................................................................     $                                  0.0%
   16.04 .......................................................................     $                                  0.0%
   16.05 .......................................................................     $                                  0.0%
   16.06 .......................................................................     $                                  0.0%
   16.07 .......................................................................     $                                  0.0%
   16.08 .......................................................................     $                                  0.0%
   16.09 .......................................................................     $                                  0.0%
   16.10 .......................................................................     $                                  0.0%
   16.11 .......................................................................     $                                  0.0%


                                     285.3

SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

          Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                        Loans
                                                                                     ------------------------------------------
   16.12  Construction loans .................................................       $                                  0.0%
   16.13  Mortgage loans over 90 days past due ...............................       $                                  0.0%
   16.14  Mortgage loans in the process of foreclosure .......................       $                                  0.0%
   16.15  Mortgage loans foreclosed ..........................................       $                                  0.0%
   16.16  Restructured mortgage loans

    17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                  Residential                           Commercial                          Agricultural
      Loan to Value             1                  2                 3                  4                5                  6
   -------------------   --------------     --------------    --------------     --------------   --------------     --------------
   17.01  above 95% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.02  91 to 95% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.03  81 to 90% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.04  71 to 80% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.05  below 70% ..   $                        0.0%        $                        0.0%       $                        0.0%
    18.   Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

   18.01  Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?     Yes |X| No |_|

          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

          Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                    Description
                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   18.02  ......................................................................     $                                  0.0%
   18.03  ......................................................................     $                                  0.0%
   18.04  ......................................................................     $                                  0.0%
   18.05  ......................................................................     $                                  0.0%
   18.06  ......................................................................     $                                  0.0%

    19.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                     At Year End                    At End of Each Quarter
                                                                                            1st Quarter   2nd Quarter    3rd Quarter
                                                                       1           2             3             4              5
                                                                ------------  ----------    ------------  ------------   -----------
   19.01  Securities lending agreements (do not include
          assets held as collateral for such transactions) .    $                 0.0%      $             $              $
   19.02  Repurchase agreements ............................    $                 0.0%      $             $              $
   19.03  Reverse repurchase agreements ....................    $                 0.0%      $             $              $
   19.04  Dollar repurchase agreements .....................    $                 0.0%      $             $              $
   19.05  Dollar reverse repurchase agreements .............    $                 0.0%      $             $              $


                                     285.4

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    20.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                               Owned                                       Written
                                                       1                   2                        3                    4
                                               ---------------      ---------------         ---------------        --------------
   20.01  Hedging .........................    $                          0.0%              $                           0.0%
   20.02  Income generation ...............    $                          0.0%              $                           0.0%
   20.03  Other ...........................    $                          0.0%              $                           0.0%

    21.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                        At Year End                           At End of Each Quarter
                                                                               1st Quarter         2nd Quarter         3rd Quarter
                                                    1               2                3                   4                   5
                                               -----------     -----------     -----------         -----------         -----------
   21.01  Hedging .........................    $                   0.0%        $                   $                   $
   21.02  Income generation ...............    $                   0.0%        $                   $                   $
   21.03  Replications ....................    $                   0.0%        $                   $                   $
   21.04  Other ...........................    $                   0.0%        $                   $                   $

    22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                        At Year End                          At End of Each Quarter
                                               ---------------------------     ---------------------------------------------------
                                                                               1st Quarter         2nd Quarter         3rd Quarter
                                                    1               2                3                   4                   5
                                               -----------     -----------     -----------         -----------         -----------
   22.01  Hedging .........................    $                   0.0%        $                   $                   $
   22.02  Income generation ...............    $                   0.0%        $                   $                   $
   22.03  Replications ....................    $                   0.0%        $                   $                   $
   22.04  Other ...........................    $                   0.0%        $                   $                   $


                                     285.5


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2005

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2005

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H                                                                                     PAGE
Statement of Assets and Liabilities as of December 31, 2005...............................................................       2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2005...................................      16
Statements of Operations and Changes in Net Assets for the year ended December 31, 2004...................................      34
Notes to Financial Statements.............................................................................................      50
Report of Independent Registered Public Accounting Firms..................................................................      71

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                                                  SHARES            COST           VALUE
---------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      40|86 Series Trust:
         Balanced Portfolio ............................................        151,899.393      $1,909,781      $2,117,478
         Equity Portfolio ..............................................         97,202.831       2,291,715       2,399,937
         Fixed Income Portfolio ........................................        112,552.897       1,128,958       1,112,023
         Government Securities Portfolio ...............................        104,906.610       1,220,580       1,191,739
         High Yield Portfolio ..........................................        108,161.591       1,090,387       1,014,556
         Money Market Portfolio ........................................      3,498,801.999       3,498,802       3,498,803
      AIM Variable Insurance Funds:
         Basic Value Fund ..............................................          6,511.014          75,363          79,825
         Core Stock Fund ...............................................          7,138.754         121,160         135,993
         Financial Services Fund .......................................         10,970.190         155,014         167,515
         Global Health Care Fund .......................................          5,915.697         106,011         120,917
         High Yield Fund ...............................................         52,932.096         332,486         319,181
         Mid Cap Core Equity Fund ......................................          9,565.261         120,319         129,322
         Real Estate Fund ..............................................         21,308.613         407,591         448,759
         Technology Fund ...............................................          3,555.945          42,820          45,124
      The Alger American Fund:
         Growth Portfolio ..............................................         40,376.555       1,379,467       1,584,779
         Leveraged AllCap Portfolio ....................................         37,250.129       1,106,225       1,295,559
         MidCap Growth Portfolio .......................................         90,744.555       1,722,629       1,987,307
         Small Capitalization Portfolio ................................         30,706.958         665,017         727,141
      Alliance Variable Products Series Fund, Inc.:
         Growth and Income Portfolio ...................................          2,990.305          60,326          74,399
      American Century Variable Portfolios, Inc:
         Income & Growth Fund ..........................................         79,892.609         548,037         599,993
         Inflation Protection Fund .....................................          4,347.607          45,722          44,606
         International Fund ............................................         50,843.315         339,133         418,441
         Value Fund ....................................................        215,319.277       1,702,756       1,765,619
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ...............................            888.677          14,556          14,814
      The Dreyfus Socially Responsible Growth Fund, Inc. ...............         10,340.382         254,431         269,677
      Dreyfus Stock Index Fund: ........................................         85,068.789       2,458,721       2,706,889
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio ...................................          6,854.767         144,602         152,449
         International Value Portfolio .................................         36,583.743         585,302         639,849
      Federated Insurance Series:
         Capital Income Fund II ........................................         15,512.078         120,313         138,678
         High Income Bond Fund II ......................................         82,848.265         617,461         641,246
         International Equity Fund II ..................................         25,548.157         336,916         368,404
      Janus Aspen Series:
         Growth and Income Portfolio ...................................         54,500.841         799,139         957,580
         International Growth Portfolio ................................          9,395.002         291,762         333,804
         Large Cap Growth Portfolio ....................................         74,331.443       1,375,846       1,550,553
         Mid Cap Growth Portfolio ......................................         47,320.397       1,121,517       1,373,239
         Worldwide Growth Portfolio ....................................         44,987.223       1,118,743       1,257,843
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ....................................         30,480.834         492,803         573,345
         Equity Portfolio ..............................................         13,686.587         141,155         150,826
         International Equity Portfolio ................................          8,024.705          96,319         102,957
         Small Cap Portfolio ...........................................         45,959.303         704,031         749,596
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio .....................................          7,056.543          97,709          98,297
         Growth and Income Portfolio ...................................         58,130.381       1,476,019       1,520,691
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio ............................................            201.710           2,769           2,856
         Limited Maturity Bond Portfolio ...............................         51,957.687         680,043         656,745
         Midcap Growth Portfolio .......................................         21,012.243         371,006         426,127
         Partners Portfolio ............................................         51,488.039       1,030,478       1,102,359

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                  SHARES            COST           VALUE
---------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Neuberger Berman Advisers Management Trust: (continued)
         Regency Portfolio .............................................         11,941.471      $  186,920      $  185,093
         Socially Responsive Portfolio .................................          6,943.134          99,117         103,522
      PIMCO Variable Insurance Trust:
         Money Market Fund .............................................        193,916.240         193,916         193,916
         Real Return Fund ..............................................         23,426.201         303,020         297,279
         Short Term Fund ...............................................         12,656.901         127,481         127,202
         Total Return Fund .............................................         52,002.943         547,741         532,510
      Pioneer Variable Contracts Trust:
         Core Bond Portfolio ...........................................            125.088           1,257           1,236
         Equity Income Portfolio .......................................         23,288.525         486,878         497,675
         Europe Portfolio ..............................................            338.548           3,411           3,792
         Fund Portfolio ................................................         17,916.941         365,012         385,035
         High Yield Portfolio ..........................................          3,247.555          35,371          35,333
         Mid Cap Value Portfolio .......................................          3,842.294          94,086          94,981
      Potomac Fund:
         Dynamic VP HY Bond Fund .......................................            573.572          11,521          11,500
      Royce Capital Fund:
         Micro-Cap Portfolio ...........................................         17,968.904         206,621         225,869
         Small-Cap Portfolio ...........................................         82,431.735         754,426         797,116
      Rydex Variable Trust:
         Arktos Fund ...................................................            281.418           6,414           6,053
         Banking Fund ..................................................          1,959.055          58,456          58,164
         Basic Materials Fund ..........................................          6,456.600         180,251         179,945
         Biotechnology Fund ............................................          1,499.534          31,976          32,045
         Commodities Fund ..............................................            293.363           6,603           6,483
         Consumer Products Fund ........................................            453.038          14,257          14,329
         Electronics Fund ..............................................          1,099.287          14,724          15,038
         Energy Fund ...................................................         21,435.809         782,362         840,284
         Energy Services Fund ..........................................         15,363.238         434,037         475,032
         Financial Services Fund .......................................          2,697.157          73,360          78,488
         Health Care Fund ..............................................         11,439.757         310,332         322,258
         Internet Fund .................................................            896.547          13,317          13,215
         Inverse Dynamic Dow 30 Fund ...................................            252.208          11,141          10,896
         Inverse Mid-Cap Fund ..........................................            250.374          10,377           9,802
         Inverse Small-Cap Fund ........................................            333.315          13,844          13,533
         Juno Fund .....................................................         21,803.699         461,730         453,517
         Large Cap Growth Fund .........................................          1,255.107          32,309          32,244
         Large Cap Japan Fund ..........................................          9,479.274         295,012         316,798
         Large Cap Value Fund ..........................................             44.962           1,259           1,255
         Leisure Fund ..................................................            125.404           3,006           2,754
         Long Dynamic Dow 30 Fund ......................................            629.688          14,982          14,546
         Medius Fund ...................................................          2,461.285          70,146          74,208
         Mekros Fund ...................................................            159.348           5,547           5,440
         Mid-Cap Growth Fund ...........................................          3,982.005         119,087         120,416
         Mid-Cap Value Fund ............................................             64.045           1,648           1,234
         Nova Fund .....................................................         50,539.632         420,289         432,619
         OTC Fund ......................................................         31,696.111         447,855         461,178
         Precious Metals Fund ..........................................         19,508.853         193,161         202,112
         Real Estate Fund ..............................................          1,536.564          63,689          61,923
         Retailing Fund ................................................            188.186           4,916           5,241
         Sector Rotation Fund ..........................................          8,146.447         101,717         103,378
         Small-Cap Growth Fund .........................................          1,370.622          39,957          39,255
         Small-Cap Value Fund ..........................................            427.643          11,637          10,978
         Technology Fund ...............................................            890.328          11,068          12,393
         Telecommunications Fund .......................................            803.649          15,205          15,117
         Titan 500 Fund ................................................          7,383.276         135,026         135,631
         Transportation Fund ...........................................          3,578.438         105,667         116,800

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                  SHARES            COST           VALUE
---------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         U.S. Government Bond Fund .....................................         16,005.763      $  199,205     $   198,151
         U.S. Government Money Market Fund .............................      3,347,575.155       3,347,575       3,347,575
         Ursa Fund .....................................................          1,360.177           7,133           7,005
         Utilities Fund ................................................         12,139.646         243,351         231,746
         Velocity 100 Fund .............................................          3,014.042          69,328          67,484
      Salomon Brothers Variable Series Funds Inc.:
         Aggressive Growth Fund ........................................            316.919      $    6,995     $     7,394
         All Cap Fund ..................................................            750.427          12,480          13,020
         High Yield Bond Fund ..........................................         38,086.049         383,523         361,056
         SB Government Portfolio .......................................          6,121.589          67,215          67,215
         Strategic Bond Fund ...........................................         15,373.457         168,298         158,500
         Total Return Fund .............................................            577.556           6,488           6,550
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ......................         18,446.646         215,160         253,089
         Global Technology Portfolio ...................................         10,595.075         120,715         142,504
      Third Avenue Variable Series Trust:
         Value Portfolio ...............................................         25,411.773         625,032         696,536
      Van Eck Worldwide Insurance Trust:
         Worldwide Absolute Return Fund ................................          2,754.321          27,122          27,157
         Worldwide Bond Fund ...........................................         20,910.130         260,307         251,549
         Worldwide Emerging Markets Fund ...............................         46,643.337         684,760         928,669
         Worldwide Hard Assets Fund ....................................         35,473.116         686,551         984,024
         Worldwide Real Estate Fund ....................................         14,927.720         247,021         310,197
      Wells Fargo Advantage Variable Trust Funds:
         Discovery Fund ................................................         60,108.999         745,194         861,963
         Opportunity Fund ..............................................         48,052.367         990,322       1,163,828
---------------------------------------------------------------------------------------------------------------------------
            Total investments in portfolio shares..........................................................     $55,339,713
---------------------------------------------------------------------------------------------------------------------------
Receivables:
   Amounts due from Jefferson National Life Insurance Company..............................................          17,679
---------------------------------------------------------------------------------------------------------------------------
               Total assets................................................................................     $55,357,392
===========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      40|86 Series Trust:
         Balanced Portfolio
            Standard ................................................     114,572.235     $ 15.704827    $1,799,337
            GMDB ....................................................      15,644.353       15.414735       241,154
            GMDB & GMIB .............................................       5,088.310       15.130150        76,987     $2,117,478
                                                                                                                        ----------
         Equity Portfolio
            Standard ................................................      93,975.234       21.708670     2,040,077
            GMDB ....................................................      14,225.383       21.310315       303,147
            GMDB & GMIB .............................................       2,711.028       20.919424        56,713      2,399,937
                                                                                                                        ----------
         Fixed Income Portfolio
            Standard ................................................      73,582.565       13.757272     1,012,295
            GMDB ....................................................       7,178.796       13.504794        96,948
            GMDB & GMIB .............................................         209.668       13.257043         2,780      1,112,023
                                                                                                                        ----------
         Government Securities Portfolio
            Standard ................................................      81,098.378       12.692626     1,029,351
            GMDB ....................................................       6,294.799       12.459648        78,431
            GMDB & GMIB .............................................       6,864.218       12.231080        83,957      1,191,739
                                                                                                                        ----------
         High Yield Portfolio
                                                                                                                        ----------
            Standard ................................................      66,278.105       14.791606       980,360
            GMDB ....................................................       1,877.758       14.541890        27,306
            GMDB & GMIB .............................................         481.946       14.296557         6,890      1,014,556
                                                                                                                        ----------
         Money Market Portfolio
            Standard ................................................     280,197.666       11.475799     3,215,492
            GMDB ....................................................      14,387.170       11.265162       162,074
            GMDB & GMIB .............................................      10,963.196       11.058501       121,237      3,498,803
                                                                                                                        ----------
      AIM Variable Insurance Funds:
         Basic Value Fund
            Standard ................................................       4,897.880       14.672522        71,864
            GMDB ....................................................                              --     14.555483             --
            GMDB & GMIB .............................................              --       14.439473            --         71,864
                                                                                                                        ----------
         Core Stock Fund
            Standard ................................................      10,355.004       10.946130       113,347
            GMDB ....................................................       1,643.904       10.745186        17,664
            GMDB & GMIB .............................................         472.300       10.547990         4,982        135,993
                                                                                                                        ----------
         Financial Services Fund
            Standard ................................................      12,622.653       11.629227       146,792
            GMDB ....................................................          65.075       11.467349           746
            GMDB & GMIB .............................................       1,766.640       11.307847        19,977        167,515
                                                                                                                        ----------
         Global Health Care Fund
            Standard ................................................      10,629.809       10.859001       115,429
            GMDB ....................................................         142.954       10.707804         1,531
            GMDB & GMIB .............................................         374.749       10.558868         3,957        120,917
                                                                                                                        ----------
         High Yield Fund
            Standard ................................................      28,757.459       10.906928       313,656
            GMDB ....................................................         484.693       10.852379         5,260
            GMDB & GMIB .............................................          24.503       10.798169           265        319,181
                                                                                                                        ----------
         Mid Cap Core Equity Fund
            Standard ................................................       8,800.983       14.694079       129,322
            GMDB ....................................................                              --     14.576857             --
            GMDB & GMIB .............................................              --       14.460702            --        129,322
                                                                                                                        ----------
         Real Estate Fund
            Standard ................................................      18,098.086       22.024269       398,597
            GMDB ....................................................       1,457.974       21.717888        31,664
            GMDB & GMIB .............................................         863.739       21.415962        18,498        448,759
                                                                                                                        ----------
         Technology Fund
            Standard ................................................       6,704.066        5.649175        37,872
            GMDB ....................................................       1,301.944        5.570495         7,252
            GMDB & GMIB .............................................              --        5.492956            --         45,124
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      The Alger American Fund:
         Growth Portfolio
            Standard ................................................     102,788.317     $ 13.571663    $1,395,008
            GMDB ....................................................      11,105.445       13.322428       147,951
            GMDB & GMIB .............................................       3,197.739       13.077911        41,820     $1,584,779
                                                                                                                        ----------
         Leveraged AllCap Portfolio
            Standard ................................................      66,038.946       16.721225     1,104,252
            GMDB ....................................................      11,076.880       16.414136       181,817
            GMDB & GMIB .............................................         588.996       16.112819         9,490      1,295,559
                                                                                                                        ----------
         MidCap Growth Portfolio
            Standard ................................................      83,581.189       19.541570     1,633,308
            GMDB ....................................................      16,179.357       19.182765       310,365
            GMDB & GMIB .............................................       2,317.146       18.830753        43,634      1,987,307
                                                                                                                        ----------
         Small Capitalization Portfolio
            Standard ................................................      60,315.022       10.688544       644,680
            GMDB ....................................................       6,433.751       10.492150        67,504
            GMDB & GMIB .............................................         876.026       10.299497         9,023        721,207
                                                                                                                        ----------
      Alliance Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Standard ................................................       2,953.165       11.718886        34,608
            GMDB ....................................................       3,294.930       11.572709        38,131
            GMDB & GMIB .............................................         145.240       11.428485         1,660         74,399
                                                                                                                        ----------
      American Century Variable Portfolios, Inc:
         Income & Growth Fund
            Standard ................................................      40,785.193       13.033725       531,583
            GMDB ....................................................       4,453.032       12.794753        56,975
            GMDB & GMIB .............................................         910.402       12.560285        11,435        599,993
                                                                                                                        ----------
         Inflation Protection Fund
            Standard ................................................       4,220.446       10.569129        44,606
            GMDB ....................................................              --       10.516264            --
            GMDB & GMIB .............................................              --       10.463742            --         44,606
                                                                                                                        ----------
         International Fund
            Standard ................................................      30,534.324       12.560874       383,538
            GMDB ....................................................       1,743.729       12.330261        21,501
            GMDB & GMIB .............................................       1,107.255       12.103948        13,402        418,441
                                                                                                                        ----------
         Value Fund
            Standard ................................................      91,879.400       16.565917     1,522,067
            GMDB ....................................................      11,072.332       16.261848       180,057
            GMDB & GMIB .............................................       3,977.500       15.963542        63,495      1,765,619
                                                                                                                        ----------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Standard ................................................       1,289.054       11.492193        14,814
            GMDB ....................................................              --       11.469108            --
            GMDB & GMIB .............................................              --       11.446087            --         14,814
                                                                                                                        ----------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Standard ................................................      17,716.150        9.813347       173,855
            GMDB ....................................................       9,131.965        9.633129        87,969
            GMDB & GMIB .............................................         830.443        9.456274         7,853        269,677
                                                                                                                        ----------
      Dreyfus Stock Index Fund:
            Standard ................................................     176,325.526       12.187042     2,148,887
            GMDB ....................................................      33,019.523       11.963253       395,021
            GMDB & GMIB .............................................      13,878.124       11.743728       162,981      2,706,889
                                                                                                                        ----------
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio
            Standard ................................................      13,114.698        9.949941       130,490
            GMDB ....................................................       1,886.461        9.767221        18,425
            GMDB & GMIB .............................................         368.581        9.587951         3,534        152,449
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Dreyfus Variable Investment Fund: (continued)
         International Value Portfolio
            Standard ................................................      41,721.622     $ 14.675575    $  612,289
            GMDB ....................................................       1,465.726       14.406128        21,115
            GMDB & GMIB .............................................         455.737       14.141712         6,445     $  639,849
                                                                                                                        ----------
      Federated Insurance Series:
         Capital Income Fund II
            Standard ................................................      11,911.475        8.843306       105,337
            GMDB ....................................................       3,840.741        8.680952        33,341
            GMDB & GMIB .............................................              --        8.521681            --        138,678
                                                                                                                        ----------
         High Income Bond Fund II
            Standard ................................................      45,667.297       11.905394       543,687
            GMDB ....................................................       6,083.442       11.686302        71,093
            GMDB & GMIB .............................................       2,307.106       11.471300        26,466        641,246
                                                                                                                        ----------
         International Equity Fund II
            Standard ................................................      23,577.724       13.291611       313,386
            GMDB ....................................................       3,643.781       13.047536        47,542
            GMDB & GMIB .............................................         583.720       12.808051         7,476        368,404
                                                                                                                        ----------
         Janus Aspen Series:
         Growth and Income Portfolio
            Standard ................................................      53,164.096       14.998025       797,356
            GMDB ....................................................       8,422.408       14.873365       125,270
            GMDB & GMIB .............................................       2,369.750       14.749879        34,954        957,580
                                                                                                                        ----------
         International Growth Portfolio
            Standard ................................................      14,951.530       22.092583       330,318
            GMDB ....................................................          61.731       21.909050         1,352
            GMDB & GMIB .............................................          98.220       21.727240         2,134        333,804
                                                                                                                        ----------
         Large Cap Growth Portfolio
            Standard ................................................     110,677.878       11.217513     1,241,531
            GMDB ....................................................      24,184.817       11.011431       266,309
            GMDB & GMIB .............................................       3,951.565       10.809240        42,713      1,550,553
                                                                                                                        ----------
         Mid Cap Growth Portfolio
            Standard ................................................      76,969.695       14.327530     1,102,786
            GMDB ....................................................      18,073.597       14.064222       254,191
            GMDB & GMIB .............................................       1,177.876       13.805911        16,262      1,373,239
                                                                                                                        ----------
         Worldwide Growth Portfolio
            Standard ................................................      83,393.988       11.877882       990,544
            GMDB ....................................................      21,830.375       11.659749       254,537
            GMDB & GMIB .............................................       1,115.014       11.445718        12,762      1,257,843
                                                                                                                        ----------
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Standard ................................................      32,559.720       17.565897       571,941
            GMDB ....................................................              --       17.478136            --
            GMDB & GMIB .............................................          80.715       17.390913         1,404        573,345
                                                                                                                        ----------
         Equity Portfolio
            Standard ................................................      10,564.959       11.914687       125,878
            GMDB ....................................................              --       11.695961            --
            GMDB & GMIB .............................................       2,172.929       11.481359        24,948        150,826
                                                                                                                        ----------
         International Equity Portfolio
            Standard ................................................       7,440.213       12.321381        91,674
            GMDB ....................................................              --       12.259770            --
            GMDB & GMIB .............................................              --       12.198532            --         91,674
                                                                                                                        ----------
         Small Cap Portfolio
            Standard ................................................      37,571.261       17.200335       646,238
            GMDB ....................................................       3,585.474       16.884646        60,539
            GMDB & GMIB .............................................       2,583.363       16.574871        42,819        749,596
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio
            Standard ................................................       6,497.507     $ 14.357842    $   93,290
            GMDB ....................................................              --       14.243311            --
            GMDB & GMIB .............................................         354.392       14.129821         5,007     $   98,297
                                                                                                                        ----------
         Growth and Income Portfolio
            Standard ................................................      82,744.812       15.436771     1,277,313
            GMDB ....................................................      14,420.144       15.153371       218,514
            GMDB & GMIB .............................................       1,671.504       14.875348        24,864      1,520,691
                                                                                                                        ----------
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio
            Standard ................................................         116.114       14.038357         1,630
            GMDB ....................................................              --       13.926381            --
            GMDB & GMIB .............................................          88.760       13.815422         1,226          2,856
                                                                                                                        ----------
         Limited Maturity Bond Portfolio
            Standard ................................................      49,283.853       12.057873       594,258
            GMDB ....................................................       4,182.957       11.836558        49,512
            GMDB & GMIB .............................................       1,116.638       11.619454        12,975        656,745
                                                                                                                        ----------
         Midcap Growth Portfolio
            Standard ................................................      40,054.542        9.746301       390,384
            GMDB ....................................................       1,228.484        9.610570        11,806
            GMDB & GMIB .............................................       2,525.879        9.476859        23,937        426,127
                                                                                                                        ----------
         Partners Portfolio
            Standard ................................................      78,991.894       13.786101     1,088,990
            GMDB ....................................................         331.641       13.533028         4,488
            GMDB & GMIB .............................................              --       13.284688            --      1,093,478
                                                                                                                        ----------
         Regency Portfolio
            Standard ................................................      10,657.369       17.367608       185,093
            GMDB ....................................................              --       17.229133            --
            GMDB & GMIB .............................................              --       17.091890            --        185,093
                                                                                                                        ----------
         Socially Responsive Portfolio
            Standard ................................................       8,697.932       11.901904       103,522
            GMDB ....................................................              --       11.842387            --
            GMDB & GMIB .............................................              --       11.783250            --        103,522
                                                                                                                        ----------
      PIMCO Variable Insurance Trust:
         Money Market Fund
            Standard ................................................      11,182.492       10.110483       113,060
            GMDB ....................................................              --       10.059899            --
            GMDB & GMIB .............................................         339.535       10.009653         3,399        116,459
                                                                                                                        ----------
         Real Return Fund
            Standard ................................................      24,222.706       11.370273       275,419
            GMDB ....................................................       1,346.380       11.279508        15,187
            GMDB & GMIB .............................................         140.768       11.189559         1,575        292,181
                                                                                                                        ----------
         Short Term Fund
            Standard ................................................      12,568.825       10.120425       127,202
            GMDB ....................................................              --       10.069804            --
            GMDB & GMIB .............................................              --       10.019505            --        127,202
         Total Return Fund
            Standard ................................................      49,488.115       10.565758       522,879
            GMDB ....................................................         507.232       10.481403         5,317
            GMDB & GMIB .............................................         414.886       10.397846         4,314        532,510
                                                                                                                        ----------
      Pioneer Variable Contracts Trust:
         Core Bond Portfolio
            Standard ................................................         123.867        9.977309         1,236
            GMDB ....................................................              --        9.963531            --
            GMDB & GMIB .............................................              --        9.949799            --          1,236
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Pioneer Variable Contracts Trust: (continued)
         Equity Income Portfolio
            Standard ................................................      45,177.219     $ 10.880238    $  491,539
            GMDB ....................................................          98.712       10.718097         1,058
            GMDB & GMIB .............................................         480.979       10.558460         5,078     $  497,675
                                                                                                                        ----------
         Europe Portfolio
            Standard ................................................         283.453        9.732945         2,759
            GMDB ....................................................         107.784        9.587812         1,033
            GMDB & GMIB .............................................              --        9.444921            --          3,792
                                                                                                                        ----------
         Fund Portfolio
            Standard ................................................      36,821.867        9.708403       357,482
            GMDB ....................................................       1,589.431        9.563652        15,201
            GMDB & GMIB .............................................         462.611        9.421149         4,358        377,041
                                                                                                                        ----------
         High Yield Portfolio
            Standard ................................................       2,702.131       10.444648        28,223
            GMDB ....................................................         682.109       10.423638         7,110
            GMDB & GMIB .............................................              --       10.402695            --         35,333
                                                                                                                        ----------
         Mid Cap Value Portfolio
            Standard ................................................       8,277.956       10.904439        90,266
            GMDB ....................................................         433.265       10.882521         4,715
            GMDB & GMIB .............................................              --       10.860670            --         94,981
                                                                                                                        ----------
      Potomac Fund:
         Dynamic VP HY Bond Fund
            Standard ................................................         985.093       10.430962        10,275
            GMDB ....................................................              --       10.409978            --
            GMDB & GMIB .............................................         117.866       10.389070         1,225         11,500
                                                                                                                        ----------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Standard ................................................      11,168.147       18.234004       203,640
            GMDB ....................................................         821.348       18.088607        14,857
            GMDB & GMIB .............................................         410.819       17.944544         7,372        225,869
                                                                                                                        ----------
         Small-Cap Portfolio
            Standard ................................................      39,623.565       18.373431       728,021
            GMDB ....................................................       2,790.367       18.226931        50,860
            GMDB & GMIB .............................................       1,008.460       18.081789        18,235        797,116
                                                                                                                        ----------
      Rydex Variable Trust:
         Arktos Fund
            Standard ................................................         702.072        8.622190         6,053
            GMDB ....................................................              --        8.579042            --
            GMDB & GMIB .............................................              --        8.536170            --          6,053
                                                                                                                        ----------
         Banking Fund
            Standard ................................................       5,240.088       11.099885        58,164
            GMDB ....................................................              --       11.044370            --
            GMDB & GMIB .............................................              --       10.989215            --         58,164
                                                                                                                        ----------
         Basic Materials Fund
            Standard ................................................       4,342.287       12.688344        55,096
            GMDB ....................................................       8,161.607       12.624913       103,040
            GMDB & GMIB .............................................       1,736.155       12.561866        21,809        179,945
                                                                                                                        ----------
         Biotechnology Fund
            Standard ................................................       1,322.074       10.094536        13,346
            GMDB ....................................................              --       10.044014            --
            GMDB & GMIB .............................................       1,871.074        9.993837        18,699         32,045
                                                                                                                        ----------
         Commodities Fund
            Standard ................................................         672.856        9.635397         6,483
            GMDB ....................................................              --        9.629759            --
            GMDB & GMIB .............................................              --        9.624138            --          6,483
                                                                                                                        ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Consumer Products Fund
            Standard ................................................       1,402.366     $ 10.217882    $   14,329
            GMDB ....................................................              --       10.166789            --
            GMDB & GMIB .............................................              --       10.115976            --     $   14,329
                                                                                                                        ----------
         Electronics Fund
            Standard ................................................       1,613.711        9.318993        15,038
            GMDB ....................................................              --        9.272359            --
            GMDB & GMIB .............................................              --        9.226013            --         15,038
         Energy Fund
            Standard ................................................      49,326.748       16.524951       815,122
            GMDB ....................................................       1,530.291       16.442384        25,162
            GMDB & GMIB .............................................              --       16.360319            --        840,284
                                                                                                                        ----------
         Energy Services Fund
            Standard ................................................      26,221.257       17.674353       463,444
            GMDB ....................................................              --       17.586038            --
            GMDB & GMIB .............................................         662.221       17.498240        11,588        475,032
                                                                                                                        ----------
         Financial Services Fund
            Standard ................................................       6,712.654       11.692474        78,488
            GMDB ....................................................              --       11.634030            --
            GMDB & GMIB .............................................              --       11.575924            --         78,488
                                                                                                                        ----------
         Health Care Fund
            Standard ................................................      11,874.505       10.974991       130,323
            GMDB ....................................................         670.931       10.920092         7,327
            GMDB & GMIB .............................................      16,990.232       10.865531       184,608        322,258
                                                                                                                        ----------
         Internet Fund
            Standard ................................................       1,214.409       10.881860        13,215
            GMDB ....................................................              --       10.827433            --
            GMDB & GMIB .............................................              --       10.773358            --         13,215
                                                                                                                        ----------
         Inverse Dynamic Dow 30 Fund
            Standard ................................................         100.297        8.729809           876
            GMDB ....................................................       1,152.725        8.692403        10,020
            GMDB & GMIB .............................................              --        8.655198            --         10,896
                                                                                                                        ----------
         Inverse Mid-Cap Fund
            Standard ................................................              --        7.917504            --
            GMDB ....................................................       1,243.365        7.883566         9,802
            GMDB & GMIB .............................................              --        7.849835            --          9,802
                                                                                                                        ----------
         Inverse Small-Cap Fund
            Standard ................................................         440.081        8.086108         3,559
            GMDB ....................................................       1,238.794        8.051434         9,974
            GMDB & GMIB .............................................              --        8.016973            --         13,533
                                                                                                                        ----------
         Juno Fund
            Standard ................................................      56,017.445        8.095989       453,517
            GMDB ....................................................              --        8.031369            --
            GMDB & GMIB .............................................              --        7.967369            --        453,517
                                                                                                                        ----------
         Large Cap Growth
            Standard ................................................       2,944.476       10.527371        30,998
            GMDB ....................................................              --       10.482314            --
            GMDB & GMIB .............................................         119.364       10.437504         1,246         32,244
                                                                                                                        ----------
         Large Cap Japan Fund
            Standard ................................................      25,081.453       12.245750       307,141
            GMDB ....................................................              --       12.184500            --
            GMDB & GMIB .............................................         796.515       12.123646         9,657        316,798
                                                                                                                        ----------
         Large Cap Value Fund
            Standard ................................................              --       11.473842            --
            GMDB ....................................................              --       11.424741            --
            GMDB & GMIB .............................................         110.280       11.375905         1,255          1,255
                                                                                                                        ----------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Leisure Fund
            Standard ................................................         255.114     $ 10.794478    $    2,754
            GMDB ....................................................              --       10.740486            --
            GMDB & GMIB .............................................              --       10.686834            --     $    2,754
                                                                                                                        ----------
         Long Dynamic Dow Fund
            Standard ................................................       1,389.257       10.470266        14,546
            GMDB ....................................................              --       10.425461            --
            GMDB & GMIB .............................................              --       10.380887            --         14,546
                                                                                                                        ----------
         Medius Fund
            Standard ................................................       3,222.718       20.085937        64,731
            GMDB ....................................................         381.956       19.925811         7,611
            GMDB & GMIB .............................................          94.394       19.767152         1,866         74,208
                                                                                                                        ----------
         Mekros Fund
            Standard ................................................         271.852       20.011916         5,440
            GMDB ....................................................              --       19.852409            --
            GMDB & GMIB .............................................              --       19.694361            --          5,440
                                                                                                                        ----------
         Mid-Cap Growth Fund
            Standard ................................................       9,904.326       12.157890       120,416
            GMDB ....................................................              --       12.105874            --
            GMDB & GMIB .............................................              --       12.054152            --        120,416
                                                                                                                        ----------
         Mid-Cap Value
            Standard ................................................              --       12.091296            --
            GMDB ....................................................              --       12.039563            --
            GMDB & GMIB .............................................         102.912       11.988120         1,234          1,234
                                                                                                                        ----------
         Nova Fund
            Standard ................................................      37,384.479       11.497526       429,829
            GMDB ....................................................              --       11.303325            --
            GMDB & GMIB .............................................         251.068       11.112554         2,790        432,619
                                                                                                                        ----------
         OTC Fund
            Standard ................................................      28,341.460       14.038517       397,872
            GMDB ....................................................       2,618.241       13.801262        36,135
            GMDB & GMIB .............................................       2,002.576       13.568171        27,171        461,178
                                                                                                                        ----------
         Precious Metals Fund
            Standard ................................................      14,798.477       13.657617       202,112
            GMDB ....................................................              --       13.589261            --
            GMDB & GMIB .............................................              --       13.521351            --        202,112
                                                                                                                        ----------
         Real Estate Fund
            Standard ................................................       4,295.833       14.129353        60,697
            GMDB ....................................................              --       14.058733            --
            GMDB & GMIB .............................................          87.657       13.988568         1,226         61,923
                                                                                                                        ----------
         Retailing Fund
            Standard ................................................         472.437       11.092953         5,241
            GMDB ....................................................              --       11.037511            --
            GMDB & GMIB .............................................              --       10.982400            --          5,241
                                                                                                                        ----------
         Sector Rotation Fund
            Standard ................................................       6,686.276       15.299881       102,299
            GMDB ....................................................              --       15.177831            --
            GMDB & GMIB .............................................          71.673       15.056945         1,079        103,378
                                                                                                                        ----------
         Small-Cap Growth Fund
            Standard ................................................       3,250.865       12.075118        39,255
            GMDB ....................................................              --       12.023472            --
            GMDB & GMIB .............................................              --       11.972105            --         39,255
                                                                                                                        ----------
         Small-Cap Value Fund
            Standard ................................................         830.382       11.750294         9,757
            GMDB ....................................................              --       11.700021            --
            GMDB & GMIB .............................................         104.792       11.650022         1,221         10,978
                                                                                                                        ----------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Technology Fund
            Standard ................................................       1,164.896     $ 10.638930    $   12,393
            GMDB ....................................................              --       10.585720            --
            GMDB & GMIB .............................................              --       10.532848            --     $   12,393
                                                                                                                        ----------
         Telecommunications Fund
            Standard ................................................       1,399.294       10.803235        15,117
            GMDB ....................................................              --       10.749199            --
            GMDB & GMIB .............................................              --       10.695503            --         15,117
                                                                                                                        ----------
         Titan 500 Fund
            Standard ................................................      11,509.543       11.784204       135,631
            GMDB ....................................................              --       11.725303            --
            GMDB & GMIB .............................................              --       11.666737            --        135,631
                                                                                                                        ----------
         Transportation Fund
            Standard ................................................       8,692.185       13.437383       116,800
            GMDB ....................................................              --       13.370217            --
            GMDB & GMIB .............................................              --       13.303464            --        116,800
                                                                                                                        ----------
         U.S. Government Bond Fund
                                                                                                                        ----------
            Standard ................................................      15,245.563       10.979330       167,386
            GMDB ....................................................       2,019.631       10.891623        21,997
            GMDB & GMIB .............................................         811.512       10.804750         8,768        198,151
                                                                                                                        ----------
         U.S. Government Money Market Fund
            Standard ................................................     334,909.247        9.753957     3,266,690
            GMDB ....................................................       8,048.914        9.618135        77,416
            GMDB & GMIB .............................................         365.766        9.484291         3,469      3,347,575
                                                                                                                        ----------
         Ursa Fund
            Standard ................................................         286.432        6.947884         1,990
            GMDB ....................................................         727.652        6.892362         5,015
            GMDB & GMIB .............................................              --        6.837374            --          7,005
                                                                                                                        ----------
         Utilities Fund
            Standard ................................................      17,271.997       12.569846       217,106
            GMDB ....................................................       1,170.514       12.507011        14,640
            GMDB & GMIB .............................................              --       12.444580            --        231,746
                                                                                                                        ----------
         Velocity 100 Fund
            Standard ................................................       5,827.352       11.580600        67,484
            GMDB ....................................................              --       11.522690            --
            GMDB & GMIB .............................................              --       11.465159            --         67,484
                                                                                                                        ----------
      Salomon Brothers Variable Series Funds Inc:
         Aggressive Growth
            Standard ................................................         628.935       11.755839         7,394
            GMDB ....................................................              --       11.732209            --
            GMDB & GMIB .............................................              --       11.708662            --          7,394
                                                                                                                        ----------
         All Cap Fund
            Standard ................................................         710.455       10.976542         7,798
            GMDB ....................................................              --       10.921723            --
            GMDB & GMIB .............................................              --       10.867258            --          7,798
                                                                                                                        ----------
         High Yield Bond
            Standard ................................................      34,219.407       10.551195       361,056
            GMDB ....................................................              --       10.529974            --
            GMDB & GMIB .............................................              --       10.508827            --        361,056
                                                                                                                        ----------
         SB Government Portfolio
            Standard ................................................       6,712.998       10.012670        67,215
            GMDB ....................................................              --        9.992523            --
            GMDB & GMIB .............................................              --        9.972444            --         67,215
                                                                                                                        ----------
         Strategic Bond Fund
            Standard ................................................      14,461.107       10.724373       155,086
            GMDB ....................................................         319.898       10.670726         3,414
            GMDB & GMIB .............................................              --       10.617419            --        158,500
                                                                                                                        ----------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                             UNIT                      SUB-ACCOUNT
                                                                             UNITS           VALUE          VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Salomon Brothers Variable Series Funds Inc: (continued)
         Total Return Fund
            Standard ................................................         376.294     $ 10.793834    $    4,062
            GMDB ....................................................              --       10.739854            --
            GMDB & GMIB .............................................         232.803       10.686206         2,488    $     6,550
                                                                                                                       -----------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Standard ................................................      39,615.465        5.944575       235,497
            GMDB ....................................................       2,590.752        5.844085        15,141
            GMDB & GMIB .............................................         426.524        5.745362         2,451        253,089
                                                                                                                       -----------
         Global Technology Portfolio
            Standard ................................................      21,083.021        5.077013       107,039
            GMDB ....................................................       5,871.589        4.991193        29,306
            GMDB & GMIB .............................................       1,255.148        4.906893         6,159        142,504
                                                                                                                       -----------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Standard ................................................      36,468.886       18.367558       669,844
            GMDB ....................................................       1,063.428       18.221098        19,377
            GMDB & GMIB .............................................         404.706       18.075981         7,315        696,536
                                                                                                                       -----------
      Van Eck Worldwide Insurance Trust:
         Worldwide Absolute Return Fund
            Standard ................................................       1,157.253        9.643068        11,159
            GMDB ....................................................          86.568        9.566092           828
            GMDB & GMIB .............................................       1,335.899        9.489803        12,677         24,664
                                                                                                                       -----------
         Worldwide Bond Fund
            Standard ................................................      16,227.918       13.536737       219,673
            GMDB ....................................................       2,149.799       13.288299        28,567
            GMDB & GMIB .............................................         253.661       13.044533         3,309        251,549
                                                                                                                       -----------
         Worldwide Emerging Markets Fund
            Standard ................................................      51,294.152       17.365263       890,736
            GMDB ....................................................         992.290       17.046358        16,915
            GMDB & GMIB .............................................       1,256.032       16.733508        21,018        928,669
                                                                                                                       -----------
         Worldwide Hard Assets Fund
            Standard ................................................      46,030.063       20.474129       942,425
            GMDB ....................................................       1,862.659       20.098433        37,437
            GMDB & GMIB .............................................         210.959       19.729838         4,162        984,024
                                                                                                                       -----------
         Worldwide Real Estate Fund
            Standard ................................................      12,657.629       20.321925       257,227
            GMDB ....................................................       1,740.099       19.948978        34,713
            GMDB & GMIB .............................................         932.308       19.583062        18,257        310,197
                                                                                                                       -----------
      Wells Fargo Advantage Variable Trust Funds:
         Discovery Fund
            Standard ................................................      75,908.874       11.355228       861,963
            GMDB ....................................................              --       11.330359            --
            GMDB & GMIB .............................................              --       11.305582            --        861,963
                                                                                                                       -----------
         Opportunity Fund
            Standard ................................................      57,271.425       17.477705     1,000,973
            GMDB ....................................................       5,011.301       17.156852        85,978
            GMDB & GMIB .............................................       4,564.571       16.842051        76,877      1,163,828
----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' deferred
                 annuity reserves..................................................................................    $55,207,390
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                                         SUB-ACCOUNT
                                                                                           TOTAL
----------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' annuity reserves
   Contract owners' annuity payment reserves: (standard contracts only)
      AIM Variable Insurance Funds:
         Basic Value Fund ......................................................         $    10,527
      Alger American Fund:
         Small Capitalization Portfolio ........................................               7,846
      Lazard Retirement Series, Inc:
         International Equity Portfolio ........................................              14,919
      Neuberger Berman Advisers Management Trust:
         Partners Portfolio ....................................................              11,742
      PIMCO Variable Insurance Trust:
         Real Return Fund ......................................................               6,741
      Pioneer Variable Contracts Trust:
         Fund Portfolio ........................................................              10,570
      Salomon Brothers Variable Series Funds Inc.:
         All Cap Fund ..........................................................               6,905
      Van Eck Worldwide Insurance Trust:
         Worldwide Absolute Return Fund ........................................               3,295
----------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment reserves         $    72,545
----------------------------------------------------------------------------------------------------
   Contract owners' death payment reserves: (standard contracts only)
      PIMCO Variable Insurance Trust:
----------------------------------------------------------------------------------------------------
         Money Market Fund .....................................................         $    77,457
----------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' death benefit reserves .         $    77,457
----------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves ............         $55,357,392
====================================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                   40|86 SERIES TRUST
                                                                        ---------------------------------------

                                                                         BALANCED       EQUITY         INCOME
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   35,895    $   11,396    $   63,910
Expenses:
   Mortality and expense risk fees ...................................      31,540        31,930        20,834
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................       4,355       (20,534)       43,076
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      81,251       230,966        (9,194)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --       225,506            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      81,251       456,472        (9,194)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................       5,690      (255,187)      (23,383)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   91,296    $  180,751    $   10,499
===============================================================================================================

                                                                               40|86 SERIES TRUST
                                                                          -------------------------
                                                                              FIXED      GOVERNMENT
                                                                          FOCUS 20 (A)   SECURITIES
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $   44,553
Expenses:
   Mortality and expense risk fees ...................................            785        17,501
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................           (785)       27,052
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................        (19,216)      (19,463)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .        (19,216)      (19,463)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................          8,967        (7,120)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $  (11,034)   $      469
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                     40|86 SERIES TRUST
                                                                        ----------------------------------------

                                                                         BALANCED       EQUITY         INCOME
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $    4,355    $  (20,534)   $   43,076
   Net realized gain (loss) on investments in portfolio shares .......      81,251       456,472        (9,194)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       5,690      (255,187)      (23,383)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      91,296       180,751        10,499
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      52,951       154,154        21,537
   Contract redemptions ..............................................    (265,336)     (283,604)     (123,293)
   Net transfers (including mortality transfers) .....................      79,881       212,549      (125,251)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (132,504)       83,099      (227,007)
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     (41,208)      263,850      (216,508)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................   2,158,686     2,136,087     1,328,531
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $2,117,478    $2,399,937    $1,112,023
================================================================================================================

                                                                            40|86 SERIES TRUST
                                                                        --------------------------
                                                                             FIXED      GOVERNMENT
                                                                         FOCUS 20 (A)   SECURITIES
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $     (785)   $   27,052
   Net realized gain (loss) on investments in portfolio shares .......       (19,216)      (19,463)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................         8,967        (7,120)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       (11,034)          469
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............            61       123,371
   Contract redemptions ..............................................        (1,535)     (150,391)
   Net transfers (including mortality transfers) .....................      (132,086)      (77,190)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      (133,560)     (104,210)
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      (144,594)     (103,741)
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       144,594     1,295,480
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $       --    $1,191,739
==================================================================================================

a) For the period January 1, 2005 through May 31, 2005 (liquidation of funds).

    The accompanying notes are an integral part of these financial statements

       40|86 SERIES
     TRUST (CONTINUED)                                        AIM VARIABLE INSURANCE FUNDS
  ------------------------    ----------------------------------------------------------------------------------------------
    HIGH          MONEY                       CORE         FINANCIAL      GLOBAL         HIGH        MID CAP         REAL
    YIELD         MARKET     BASIC VALUE      STOCK        SERVICES   HEALTH CARE (B)    YIELD     CORE EQUITY      ESTATE
  --------------------------------------------------------------------------------------------------------------------------

  $   63,988    $   99,169    $       --    $      581    $    2,228    $       --    $   28,628    $      369    $    4,202

      15,407        49,483         1,366         2,355         2,649         2,022         4,920         1,813         5,236
  --------------------------------------------------------------------------------------------------------------------------
      48,581        49,686        (1,366)       (1,774)         (421)       (2,022)       23,708        (1,444)       (1,034)
  --------------------------------------------------------------------------------------------------------------------------


     (44,050)           --         7,192         8,775         2,797         5,480        12,642         1,784        45,356

      15,243            --           367            --            --            --            --           861         4,328

      37,519            --           555            --            --            --            --         3,153         6,381
  --------------------------------------------------------------------------------------------------------------------------
       8,712            --         8,114         8,775         2,797         5,480        12,642         5,798        56,065
  --------------------------------------------------------------------------------------------------------------------------

     (66,850)           --          (346)       (6,294)        3,613         4,302       (34,433)        2,102       (14,708)
  --------------------------------------------------------------------------------------------------------------------------
  $   (9,557)   $   49,686    $    6,402    $      707    $    5,989    $    7,760    $    1,917    $    6,456    $   40,323
  ==========================================================================================================================








       40|86 SERIES
     TRUST (CONTINUED)                                        AIM VARIABLE INSURANCE FUNDS
  ------------------------    ----------------------------------------------------------------------------------------------
    HIGH          MONEY                       CORE         FINANCIAL      GLOBAL         HIGH        MID CAP         REAL
    YIELD         MARKET     BASIC VALUE      STOCK        SERVICES   HEALTH CARE (B)    YIELD     CORE EQUITY      ESTATE
  --------------------------------------------------------------------------------------------------------------------------

  $   48,581    $   49,686    $   (1,366)   $   (1,774)   $     (421)   $   (2,022)   $   23,708    $   (1,444)   $   (1,034)
       8,712            --         8,114         8,775         2,797         5,480        12,642         5,798        56,065

     (66,850)           --          (346)       (6,294)        3,613         4,302       (34,433)        2,102       (14,708)
  --------------------------------------------------------------------------------------------------------------------------
      (9,557)       49,686         6,402           707         5,989         7,760         1,917         6,456        40,323
  --------------------------------------------------------------------------------------------------------------------------

      13,834       442,478        19,408             2         4,021         4,115         1,992         1,437        12,233
    (103,178)     (667,211)      (34,323)      (19,729)      (42,150)      (65,977)      (45,570)      (25,975)      (12,398)
      (3,527)    1,077,973        30,686       (32,505)       (3,362)        5,170       (56,440)        6,649        80,985
  --------------------------------------------------------------------------------------------------------------------------

     (92,871)      853,240        15,771       (52,232)      (41,491)      (56,692)     (100,018)      (17,889)       80,820
  --------------------------------------------------------------------------------------------------------------------------
    (102,428)      902,926        22,173       (51,525)      (35,502)      (48,932)      (98,101)      (11,433)      121,143
  --------------------------------------------------------------------------------------------------------------------------
   1,116,984     2,595,877        60,218       187,518       203,017       169,849       417,282       140,755       327,616
  --------------------------------------------------------------------------------------------------------------------------
  $1,014,556    $3,498,803    $   82,391    $  135,993    $  167,515    $  120,917    $  319,181    $  129,322    $  448,759
  ==========================================================================================================================

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            AIM
                                                                         VARIABLE
                                                                     INSURANCE FUNDS
                                                                        (CONTINUED)    THE ALGER AMERICAN FUNDS
                                                                     ---------------  --------------------------


                                                                                                     LEVERAGED
                                                                        TECHNOLOGY      GROWTH        ALLCAP
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $    3,191    $       --
Expenses:
   Mortality and expense risk fees ...................................         784        20,311        17,632
----------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...................................        (784)      (17,120)      (17,632)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      (1,147)       86,993        76,585
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      (1,147)       86,993        76,585
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (530)       69,473        64,148
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   (2,461)   $  139,346    $  123,101
================================================================================================================

                                                                        THE ALGER AMERICAN FUNDS
                                                                        ------------------------


                                                                          MIDCAP        SMALL
                                                                          GROWTH   CAPITALIZATION
-------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................      29,321         9,755
------------------------------------------------------------------------------------------------
   Net investment income (expense) ...................................     (29,321)       (9,755)
------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      85,610        92,570
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................      80,263            --
------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .     165,873        92,570
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      17,868       (15,621)
------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  154,420    $   67,194
================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            AIM
                                                                         VARIABLE
                                                                     INSURANCE FUNDS
                                                                        (CONTINUED)    THE ALGER AMERICAN FUNDS
                                                                     ---------------  --------------------------


                                                                                                     LEVERAGED
                                                                        TECHNOLOGY      GROWTH        ALLCAP
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (784)   $  (17,120)   $  (17,632)
   Net realized gain (loss) on investments in portfolio shares .......      (1,147)       86,993        76,585
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (530)       69,473        64,148
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations ................      (2,461)      139,346       123,101
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............          60       170,978         6,108
   Contract redemptions ..............................................     (38,527)     (202,761)     (209,614)
   Net transfers (including mortality transfers) .....................       5,516       140,304      (181,494)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     (32,951)      108,521      (385,000)
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     (35,412)      247,867      (261,899)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      80,536     1,336,912     1,557,458
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   45,124    $1,584,779    $1,295,559
================================================================================================================

                                                                        THE ALGER AMERICAN FUNDS
                                                                        ------------------------


                                                                          MIDCAP        SMALL
                                                                          GROWTH   CAPITALIZATION
-------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $  (29,321)   $   (9,755)
   Net realized gain (loss) on investments in portfolio shares .......     165,873        92,570
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      17,868       (15,621)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations ................     154,420        67,194
------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      23,461        10,496
   Contract redemptions ..............................................    (210,913)     (200,081)
   Net transfers (including mortality transfers) .....................    (301,903)       18,840
------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (489,355)     (170,745)
------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (334,935)     (103,551)
------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................   2,322,242       832,604
------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $1,987,307    $  729,053
================================================================================================

   The accompanying notes are an integral part of these financial statements.

   ALLIANCE                                                                                                        DREYFUS
   VARIABLE                                                              DREYFUS                                   VARIABLE
   PRODUCTS                                                             INVESTMENT                                INVESTMENT
    SERIES             AMERICAN CENTURY VARIABLE PORTFOLIOS             PORTFOLIOS                                  FUNDS
  ----------    ----------------------------------------------------  ---------------                             ----------
                                                                                       DREYFUS
                                                                                       SOCIALLY       DREYFUS
  GROWTH AND     INCOME &      INFLATION                                SMALL CAP     RESPONSIBLE      STOCK     DISCIPLINED
    INCOME        GROWTH      PROTECTION  INTERNATIONAL     VALUE     STOCK INDEX (A)    GROWTH        INDEX        STOCK
  --------------------------------------------------------------------------------------------------------------------------

  $    1,815    $   17,917    $    2,588    $    5,098    $   16,795    $       --    $       --    $   44,849    $       --

       1,648        11,033           892         5,941        26,425            75         4,985        42,245         4,198
  --------------------------------------------------------------------------------------------------------------------------
         167         6,884         1,696          (843)       (9,630)          (75)       (4,985)        2,604        (4,198)
  --------------------------------------------------------------------------------------------------------------------------


      13,442        58,226          (172)       18,900        20,737             1        13,396       141,970        38,631

          --            --            46            --       109,071            --            --            --            --

          --            --             9            --        85,257            --            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
      13,442        58,226          (117)       18,900       215,065             1        13,396       141,970        38,631
  --------------------------------------------------------------------------------------------------------------------------

     (11,363)      (42,853)       (1,382)       25,046      (150,580)          258       (14,665)      (65,636)      (14,397)
  --------------------------------------------------------------------------------------------------------------------------
  $    2,246    $   22,257    $      197    $   43,103    $   54,855    $      184    $   (6,254)   $   78,938    $   20,036
  ==========================================================================================================================








   ALLIANCE                                                                                                        DREYFUS
   VARIABLE                                                              DREYFUS                                   VARIABLE
   PRODUCTS                                                             INVESTMENT                                INVESTMENT
    SERIES             AMERICAN CENTURY VARIABLE PORTFOLIOS             PORTFOLIOS                                  FUNDS
  ----------    ----------------------------------------------------  ---------------                             ----------
                                                                                       DREYFUS
                                                                                       SOCIALLY       DREYFUS
  GROWTH AND     INCOME &      INFLATION                                SMALL CAP     RESPONSIBLE      STOCK     DISCIPLINED
    INCOME        GROWTH      PROTECTION  INTERNATIONAL     VALUE     STOCK INDEX (A)    GROWTH        INDEX        STOCK
  --------------------------------------------------------------------------------------------------------------------------

  $      167    $    6,884    $    1,696    $     (843)   $   (9,630)   $      (75)   $   (4,985)   $    2,604    $   (4,198)
      13,442        58,226          (117)       18,900       215,065             1        13,396       141,970        38,631

     (11,363)      (42,853)       (1,382)       25,046      (150,580)          258       (14,665)      (65,636)      (14,397)
  --------------------------------------------------------------------------------------------------------------------------
       2,246        22,257           197        43,103        54,855           184        (6,254)       78,938        20,036
  --------------------------------------------------------------------------------------------------------------------------

          --        26,354            (2)       12,216        44,945            --           670        74,764           244
     (16,761)     (137,108)      (10,024)      (46,907)     (326,939)           --       (88,199)     (378,579)      (72,856)
     (36,306)     (377,484)        2,354       (26,853)       51,709        14,630      (349,207)     (528,357)       (9,055)
  --------------------------------------------------------------------------------------------------------------------------

     (53,067)     (488,238)       (7,672)      (61,544)     (230,285)       14,630      (436,736)     (832,172)      (81,667)
  --------------------------------------------------------------------------------------------------------------------------
     (50,821)     (465,981)       (7,475)      (18,441)     (175,430)       14,814      (442,990)     (753,234)      (61,631)
  --------------------------------------------------------------------------------------------------------------------------
     125,220     1,065,974        52,081       436,882     1,941,049            --       712,667     3,460,123       214,080
  --------------------------------------------------------------------------------------------------------------------------
  $   74,399    $  599,993    $   44,606    $  418,441    $1,765,619    $   14,814    $  269,677    $2,706,889    $  152,449
  ==========================================================================================================================

a)    For the period May 1, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     DREYFUS VARIABLE
                                                                     INVESTMENT FUNDS
                                                                        (CONTINUED)         FEDERATED INSURANCE SERIES
                                                                     ---------------- --------------------------------------
                                                                                                       HIGH
                                                                       INTERNATIONAL    CAPITAL       INCOME    INTERNATIONAL
                                                                           VALUE       INCOME II      BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $    9,420    $   65,302    $       --
Expenses:
   Mortality and expense risk fees ...................................      11,488         2,200        12,763         5,585
------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................     (11,488)        7,220        52,539        (5,585)
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      91,241         6,737        (7,926)       46,610
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................       4,585            --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................       8,747            --            --            --
------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .     104,573         6,737        (7,926)       46,610
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................     (31,930)       (8,455)      (30,177)      (17,899)
------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   61,155    $    5,502    $   14,436    $   23,126
==============================================================================================================================


                                                                          JANUS
                                                                       ASPEN SERIES
                                                                       ------------

                                                                        GROWTH AND
                                                                          INCOME
-----------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $    5,448
Expenses:
   Mortality and expense risk fees ...................................      12,243
----------------------------------------------------------------------------------
         Net investment income (expense) .............................      (6,795)
----------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      63,267
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --
----------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      63,267
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      23,882
----------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   80,354
==================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     DREYFUS VARIABLE
                                                                     INVESTMENT FUNDS
                                                                        (CONTINUED)         FEDERATED INSURANCE SERIES
                                                                     ---------------- --------------------------------------
                                                                                                       HIGH
                                                                       INTERNATIONAL    CAPITAL       INCOME    INTERNATIONAL
                                                                           VALUE       INCOME II      BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $  (11,488)   $    7,220    $   52,539    $   (5,585)
   Net realized gain (loss) on investments in portfolio shares .......     104,573         6,737        (7,926)       46,610
   Net change in unrealized appreciation (depreciation) of investments
         in portfolio shares .........................................     (31,930)       (8,455)      (30,177)      (17,899)
------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....      61,155         5,502        14,436        23,126
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       1,584           444        10,424           388
   Contract redemptions ..............................................    (173,210)       (9,305)     (120,232)      (33,807)
   Net transfers (including mortality transfers) .....................     (51,155)      (41,809)     (117,410)     (100,314)
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (222,781)      (50,670)     (227,218)     (133,733)
------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (161,626)      (45,168)     (212,782)     (110,607)
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     801,475       183,846       854,028       479,011
------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  639,849    $  138,678    $  641,246    $  368,404
==============================================================================================================================


                                                                          JANUS
                                                                       ASPEN SERIES
                                                                       ------------

                                                                        GROWTH AND
                                                                          INCOME
-----------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (6,795)
   Net realized gain (loss) on investments in portfolio shares .......      63,267
   Net change in unrealized appreciation (depreciation) of investments
         in portfolio shares .........................................      23,882
----------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....      80,354
----------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       4,288
   Contract redemptions ..............................................     (59,502)
   Net transfers (including mortality transfers) .....................      97,972
----------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      42,758
----------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     123,112
----------------------------------------------------------------------------------
Net assets, beginning of period ......................................     834,468
----------------------------------------------------------------------------------
               Net assets, end of period .............................  $  957,580
==================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                                                                 LORD ABBETT
              JANUS ASPEN SERIES (CONTINUED)                       LAZARD RETIREMENT SERIES PORTFOLIOS          SERIES FUNDS
------------------------------------------------------    ----------------------------------------------------  ------------

INTERNATIONAL    LARGE CAP      MID CAP     WORLDWIDE      EMERGING                 INTERNATIONAL                  AMERICA'S
    GROWTH      GROWTH (A)      GROWTH        GROWTH        MARKETS       EQUITY        EQUITY       SMALL CAP      VALUE
----------------------------------------------------------------------------------------------------------------------------

  $    1,927    $    5,343    $       --    $   16,774    $    1,073    $    1,165    $      955    $       --    $    2,040

       1,585        24,405        18,979        19,080         3,898         2,541         1,214        13,185         1,650
  --------------------------------------------------------------------------------------------------------------------------
         342       (19,062)      (18,979)       (2,306)       (2,825)       (1,376)         (259)      (13,185)          390
  --------------------------------------------------------------------------------------------------------------------------


       4,678       162,094       154,253        82,689        17,116        30,201           769        85,662         1,239

          --            --            --            --         2,209            --           561        12,604            --

          --            --            --            --        10,575            --           893        41,253           859
  --------------------------------------------------------------------------------------------------------------------------
       4,678       162,094       154,253        82,689        29,900        30,201         2,223       139,519         2,098
  --------------------------------------------------------------------------------------------------------------------------

      33,924      (117,068)      (16,030)      (35,341)       75,247       (28,782)        6,325      (131,629)       (3,129)
  --------------------------------------------------------------------------------------------------------------------------
  $   38,944    $   25,964    $  119,244    $   45,042    $  102,322    $       43    $    8,289    $   (5,295)   $     (641)
  ==========================================================================================================================









                                                                                                                 LORD ABBETT
              JANUS ASPEN SERIES (CONTINUED)                       LAZARD RETIREMENT SERIES PORTFOLIOS          SERIES FUNDS
------------------------------------------------------    ----------------------------------------------------  ------------

INTERNATIONAL    LARGE CAP      MID CAP     WORLDWIDE      EMERGING                 INTERNATIONAL                  AMERICA'S
    GROWTH      GROWTH (A)      GROWTH        GROWTH        MARKETS       EQUITY        EQUITY       SMALL CAP      VALUE
----------------------------------------------------------------------------------------------------------------------------

  $      342    $  (19,062)   $  (18,979)   $   (2,306)   $   (2,825)   $   (1,376)   $     (259)   $  (13,185)   $      390
       4,678       162,094       154,253        82,689        29,900        30,201         2,223       139,519         2,098

      33,924      (117,068)      (16,030)      (35,341)       75,247       (28,782)        6,325      (131,629)       (3,129)
  --------------------------------------------------------------------------------------------------------------------------
      38,944        25,964       119,244        45,042       102,322            43         8,289        (5,295)         (641)
  --------------------------------------------------------------------------------------------------------------------------

       5,300        16,053        17,447        74,552        12,925         9,500        19,746        24,131            28
     (16,883)     (219,515)     (198,400)      (87,557)      (27,277)      (47,131)      (15,927)     (159,183)       (6,865)
     229,623      (388,938)     (165,446)     (406,206)      406,185         9,188        83,993      (454,427)       30,219
  --------------------------------------------------------------------------------------------------------------------------

     218,040      (592,400)     (346,399)     (419,211)      391,833       (28,443)       87,812      (589,479)       23,382
  --------------------------------------------------------------------------------------------------------------------------
     256,984      (566,436)     (227,155)     (374,169)      494,155       (28,400)       96,101      (594,774)       22,741
  --------------------------------------------------------------------------------------------------------------------------
      76,820     2,116,989     1,600,394     1,632,012        79,190       179,226        10,492     1,344,370        75,556
  --------------------------------------------------------------------------------------------------------------------------
  $  333,804    $1,550,553    $1,373,239    $1,257,843    $  573,345    $  150,826    $  106,593    $  749,596    $   98,297
  ==========================================================================================================================

a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        LORD ABBETT
                                                                       SERIES FUNDS       NEUBERGER BERMAN
                                                                        (CONTINUED)   ADVISERS MANAGEMENT TRUST
                                                                       ------------   -------------------------
                                                                                                     LIMITED
                                                                        GROWTH AND                   MATURITY
                                                                          INCOME       FASCIANO        BOND
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   14,575    $       --    $   19,188
Expenses:
   Mortality and expense risk fees ...................................      26,354           111        11,135
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................     (11,779)         (111)        8,053
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................     131,101        (1,366)      (17,962)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --             7            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................      89,048             6            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .     220,149        (1,353)      (17,962)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................    (199,697)           87         9,297
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    8,673    $   (1,377)   $     (612)
===============================================================================================================

                                                                              NEUBERGER BERMAN
                                                                         ADVISERS MANAGEMENT TRUST
                                                                         -------------------------

                                                                            MIDCAP
                                                                            GROWTH       PARTNERS
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $       --    $    9,856
Expenses:
   Mortality and expense risk fees ...................................         6,568        12,696
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (6,568)       (2,840)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................        50,284       108,612
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --           229
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .        50,284       108,841
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................       (10,075)       20,999
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $   33,641    $  127,000
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        LORD ABBETT
                                                                       SERIES FUNDS        NEUBERGER BERMAN
                                                                        (CONTINUED)   ADVISERS MANAGEMENT TRUST
                                                                       ------------   --------------------------
                                                                                                     LIMITED
                                                                        GROWTH AND                   MATURITY
                                                                          INCOME       FASCIANO        BOND
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $  (11,779)   $     (111)   $    8,053
   Net realized gain (loss) on investments in portfolio shares .......     220,149        (1,353)      (17,962)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................    (199,697)           87         9,297
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       8,673        (1,377)         (612)
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       5,998         1,558         2,989
   Contract redemptions ..............................................    (284,128)         (494)     (132,240)
   Net transfers (including mortality transfers) .....................    (521,674)      (24,306)     (207,596)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (799,804)      (23,242)     (336,847)
            Net increase (decrease) in net assets ....................    (791,131)      (24,619)     (337,459)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................   2,311,822        27,475       994,204
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $1,520,691    $    2,856    $  656,745
================================================================================================================


                                                                             NEUBERGER BERMAN
                                                                        ADVISERS MANAGEMENT TRUST
                                                                        -------------------------

                                                                           MIDCAP
                                                                           GROWTH       PARTNERS
-------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $   (6,568)   $   (2,840)
   Net realized gain (loss) on investments in portfolio shares .......       50,284       108,841
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      (10,075)       20,999
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       33,641       127,000
-------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      106,897        12,512
   Contract redemptions ..............................................     (147,297)     (148,038)
   Net transfers (including mortality transfers) .....................     (338,349)      536,869
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     (378,749)      401,343
            Net increase (decrease) in net assets ....................     (345,108)      528,343
-------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      771,235       576,877
-------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $  426,127    $1,105,220
=================================================================================================

   The accompanying notes are an integral part of these financial statements.

     NEUBERGER BERMAN
  ADVISERS MANAGEMENT TRUST                                                                      PIONEER VARIABLE
        (CONTINUED)                     PIMCO VARIABLE INSURANCE TRUST                           CONTRACTS TRUST
  -------------------------   ----------------------------------------------------    --------------------------------------

                SOCIALLY        MONEY          REAL         SHORT         TOTAL         CORE          EQUITY
   REGENCY     RESPONSIBLE      MARKET        RETURN        TERM          RETURN       BOND (A)       INCOME        EUROPE
  --------------------------------------------------------------------------------------------------------------------------

  $      408    $       --    $    3,061    $    8,141    $    2,040    $   16,638    $       17    $    8,565    $       17

       4,049           673         1,339         4,023           944         6,617             6         5,867           103
  --------------------------------------------------------------------------------------------------------------------------
      (3,641)         (673)        1,722         4,118         1,096        10,021            11         2,698           (86)
  --------------------------------------------------------------------------------------------------------------------------


      (1,676)        2,209            --         1,793           (31)       (1,270)           --        37,740         1,411

      10,310            --            --         3,124            --         4,922            --            --            --

      19,766           226            --            50            --         4,256            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
      28,400         2,435            --         4,967           (31)        7,908            --        37,740         1,411
  --------------------------------------------------------------------------------------------------------------------------

      (9,190)        4,406            --        (6,916)         (200)      (15,732)          (21)      (22,639)       (1,630)
  --------------------------------------------------------------------------------------------------------------------------
  $   15,569    $    6,168    $    1,722    $    2,169    $      865    $    2,197    $      (10)    $  17,799    $     (305)
  ==========================================================================================================================








     NEUBERGER BERMAN
  ADVISERS MANAGEMENT TRUST                                                                      PIONEER VARIABLE
        (CONTINUED)                     PIMCO VARIABLE INSURANCE TRUST                           CONTRACTS TRUST
  -------------------------   ----------------------------------------------------    --------------------------------------

                SOCIALLY        MONEY          REAL         SHORT         TOTAL         CORE          EQUITY
   REGENCY     RESPONSIBLE      MARKET        RETURN        TERM          RETURN       BOND (A)       INCOME        EUROPE
  --------------------------------------------------------------------------------------------------------------------------

  $   (3,641)   $     (673)   $    1,722    $    4,118    $    1,096    $   10,021    $       11    $    2,698    $      (86)
      28,400         2,435            --         4,967           (31)        7,908            --        37,740         1,411

      (9,190)        4,406            --        (6,916)         (200)      (15,732)          (21)      (22,639)       (1,630)
  --------------------------------------------------------------------------------------------------------------------------
      15,569         6,168         1,722         2,169           865         2,197           (10)       17,799          (305)
  --------------------------------------------------------------------------------------------------------------------------

       6,746            --        84,069        50,144        52,452        16,890            --         6,974           (10)
     (11,529)       (4,068)      (33,915)      (52,895)         (576)      (70,493)           --      (114,312)       (6,833)
      74,337       101,422       142,040       114,298        35,575       270,868         1,246       213,463       (11,399)
  --------------------------------------------------------------------------------------------------------------------------

      69,554        97,354       192,194       111,547        87,451       217,265         1,246       106,125       (18,242)
      85,123       103,522       193,916       113,716        88,316       219,462         1,236       123,924       (18,547)
  --------------------------------------------------------------------------------------------------------------------------
      99,970            --            --       185,206        38,886       313,048            --       373,751        22,339
  --------------------------------------------------------------------------------------------------------------------------
  $  185,093    $  103,522    $  193,916    $  298,922    $  127,202    $  532,510    $    1,236    $  497,675    $    3,792
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                   PIONEER VARIABLE
                                                                             CONTRACTS TRUST (CONTINUED)
                                                                        --------------------------------------
                                                                                         HIGH         MID CAP
                                                                           FUND        YIELD (A)     VALUE (A)
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $    4,034    $      641    $       --
Expenses:
   Mortality and expense risk fees ...................................       5,012           183           464
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (978)          458          (464)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      41,988            (1)            3
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      41,988            (1)            3
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................     (31,953)          (38)          896
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    9,057    $      419    $      435
================================================================================================================

                                                                           POTOMAC
                                                                          INSURANCE       ROYCE
                                                                            TRUST     CAPITAL FUND
                                                                          ----------  ------------
                                                                          DYNAMIC VP
                                                                          HY BOND (A)    MICRO-CAP
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $      142    $    1,269
Expenses:
   Mortality and expense risk fees ...................................            47         3,596
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................            95        (2,327)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................             1        (4,385)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --         1,978
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --         1,856
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .             1          (551)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................           (21)       13,059
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $       75    $   10,181
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                   PIONEER VARIABLE
                                                                             CONTRACTS TRUST (CONTINUED)
                                                                        --------------------------------------
                                                                                         HIGH         MID CAP
                                                                           FUND        YIELD (A)     VALUE (A)
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (978)   $      458    $     (464)
   Net realized gain (loss) on investments in portfolio shares .......      41,988            (1)            3
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................     (31,953)          (38)          896
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       9,057           419           435
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      13,959             1            (1)
   Contract redemptions ..............................................     (83,575)           --            --
   Net transfers (including mortality transfers) .....................     (48,365)       34,913        94,547
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (117,981)       34,914        94,546
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (108,924)       35,333        94,981
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     496,535            --            --
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  387,611    $   35,333    $   94,981
================================================================================================================

                                                                           POTOMAC
                                                                          INSURANCE       ROYCE
                                                                            TRUST     CAPITAL FUND
                                                                          ----------  ------------
                                                                          DYNAMIC VP
                                                                          HY BOND (A)    MICRO-CAP
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................    $       95    $   (2,327)
   Net realized gain (loss) on investments in portfolio shares .......             1          (551)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................           (21)       13,059
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......            75        10,181
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............            --         7,407
   Contract redemptions ..............................................           (18)      (67,982)
   Net transfers (including mortality transfers) .....................        11,443      (240,452)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................        11,425      (301,027)
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................        11,500      (290,846)
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................            --       516,715
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $   11,500    $  225,869
==================================================================================================

   The accompanying notes are an integral part of these financial statements.

    ROYCE
CAPITAL FUND
 (CONTINUED)                                                RYDEX VARIABLE TRUST
-------------   ------------------------------------------------------------------------------------------------------------
                                               BASIC                   COMMODITIES     CONSUMER
   SMALL-CAP      ARKTOS       BANKING       MATERIALS  BIOTECHNOLOGY      (A)         PRODUCTS    ELECTRONICS      ENERGY
----------------------------------------------------------------------------------------------------------------------------

  $       --    $       --    $       --    $      195    $       --    $       19    $       41    $       --    $      152

      10,940           182            59           719            62             6           187           316        10,313
  --------------------------------------------------------------------------------------------------------------------------
     (10,940)         (182)          (59)         (524)          (62)           13          (146)         (316)      (10,161)
  --------------------------------------------------------------------------------------------------------------------------


      55,221        (5,529)         (804)           91           142            --         1,240         4,026        63,720

       3,749            --            --         7,941            --            --           109            --        42,335

       5,330            --            --           135            --            --           141            --         1,390
  --------------------------------------------------------------------------------------------------------------------------
      64,300        (5,529)         (804)        8,167           142            --         1,490         4,026       107,445
  --------------------------------------------------------------------------------------------------------------------------

       2,523          (360)         (967)       (3,690)           69          (120)           72           314        48,700
  --------------------------------------------------------------------------------------------------------------------------
  $   55,883    $   (6,071)   $   (1,830)   $    3,953    $      149    $     (107)   $    1,416    $    4,024    $  145,984
  ==========================================================================================================================








    ROYCE
CAPITAL FUND
 (CONTINUED)                                                RYDEX VARIABLE TRUST
-------------   ------------------------------------------------------------------------------------------------------------
                                               BASIC                   COMMODITIES     CONSUMER
   SMALL-CAP      ARKTOS       BANKING       MATERIALS  BIOTECHNOLOGY      (A)         PRODUCTS    ELECTRONICS      ENERGY
----------------------------------------------------------------------------------------------------------------------------

  $  (10,940)   $     (182)   $      (59)   $     (524)   $      (62)   $       13    $     (146)   $     (316)   $  (10,161)
      64,300        (5,529)         (804)        8,167           142            --         1,490         4,026       107,445

       2,523          (360)         (967)       (3,690)           69          (120)           72           314        48,700
  --------------------------------------------------------------------------------------------------------------------------
      55,883        (6,071)       (1,830)        3,953           149          (107)        1,416         4,024       145,984
  --------------------------------------------------------------------------------------------------------------------------

      34,680            13           297            --            --            --            (1)           (2)      163,179
     (36,838)       (2,686)         (165)       (2,300)          (63)           --          (375)       (1,465)      (46,102)
      84,299        14,797        41,018       148,050        31,959         6,590        13,289        12,481       425,973
  --------------------------------------------------------------------------------------------------------------------------

      82,141        12,124        41,150       145,750        31,896         6,590        12,913        11,014       543,050
  --------------------------------------------------------------------------------------------------------------------------
     138,024         6,053        39,320       149,703        32,045         6,483        14,329        15,038       689,034
  --------------------------------------------------------------------------------------------------------------------------
     659,092            --        18,844        30,242            --            --            --            --       151,250
  --------------------------------------------------------------------------------------------------------------------------
  $  797,116    $    6,053    $   58,164    $  179,945    $   32,045    $    6,483    $   14,329    $   15,038    $  840,284
  ==========================================================================================================================

a)    For the period October 21, 2005 (inception of fund) through December 31,
      2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------

                                                                          ENERGY       FINANCIAL      HEALTH
                                                                         SERVICES      SERVICES        CARE
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       40    $       --
Expenses:
   Mortality and expense risk fees ...................................       5,233           270         1,175
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (5,233)         (230)       (1,175)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      69,036           267         1,805
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --           270            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            54            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      69,036           591         1,805
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................      37,503         4,673        11,921
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  101,306    $    5,034    $   12,551
===============================================================================================================

                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                       --------------------------------
                                                                                           INVERSE
                                                                                           DYNAMIC
                                                                            INTERNET        DOW 30
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $      174
Expenses:
   Mortality and expense risk fees ...................................            326           109
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................           (326)           65
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................             46        (1,565)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          1,270            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            282            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .          1,598        (1,565)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................           (381)         (245)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $      891    $   (1,745)
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------

                                                                          ENERGY       FINANCIAL      HEALTH
                                                                         SERVICES      SERVICES        CARE
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (5,233)   $     (230)   $   (1,175)
   Net realized gain (loss) on investments in portfolio shares .......      69,036           591         1,805
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      37,503         4,673        11,921
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     101,306         5,034        12,551
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     330,140            91           494
   Contract redemptions ..............................................     (32,552)         (522)       (1,022)
   Net transfers (including mortality transfers) .....................     (54,159)       68,706       310,158
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     243,429        68,275       309,630
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     344,735        73,309       322,181
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     130,297         5,179            77
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  475,032    $   78,488    $  322,258
===============================================================================================================

                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                       --------------------------------
                                                                                           INVERSE
                                                                                           DYNAMIC
                                                                            INTERNET        DOW 30
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................     $     (326)   $       65
   Net realized gain (loss) on investments in portfolio shares .......          1,598        (1,565)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................           (381)         (245)
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......            891        (1,745)
---------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............             --        10,150
   Contract redemptions ..............................................         (1,617)         (151)
   Net transfers (including mortality transfers) .....................          7,138         2,642
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................          5,521        12,641
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................          6,412        10,896
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          6,803            --
---------------------------------------------------------------------------------------------------
               Net assets, end of period .............................     $   13,215    $   10,896
===================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                              RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------

    INVERSE       INVERSE                   LARGE CAP     LARGE CAP     LARGE CAP      LARGE CAP                LONG DYNAMIC
    MID-CAP      SMALL-CAP       JUNO         EUROPE        GROWTH        JAPAN          VALUE        LEISURE       DOW 30
  --------------------------------------------------------------------------------------------------------------------------

  $      308    $      216    $       --    $       45    $       55    $       --    $        7    $       --    $      108

         108            99         8,038           324           771           652           480           156           116
  --------------------------------------------------------------------------------------------------------------------------
         200           117        (8,038)         (279)         (716)         (652)         (473)         (156)           (8)
  --------------------------------------------------------------------------------------------------------------------------


      (1,020)         (741)      (92,530)         (456)         (351)        4,140        (7,361)        2,300        (2,237)

          --            --            --            66         1,516            --            32           181         1,011

          --            --            --            --            27            --             3            30           636
  --------------------------------------------------------------------------------------------------------------------------
      (1,020)         (741)      (92,530)         (390)        1,192         4,140        (7,326)        2,511          (590)
  --------------------------------------------------------------------------------------------------------------------------

        (575)         (311)       53,814         2,601           (97)       21,698            (5)       (2,951)         (369)
  --------------------------------------------------------------------------------------------------------------------------
  $   (1,395)   $     (935)   $  (46,754)   $    1,932    $      379    $   25,186    $   (7,804)   $     (596)   $     (967)
  ==========================================================================================================================








                                              RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------

    INVERSE       INVERSE                   LARGE CAP     LARGE CAP     LARGE CAP      LARGE CAP                LONG DYNAMIC
    MID-CAP      SMALL-CAP       JUNO         EUROPE        GROWTH        JAPAN          VALUE        LEISURE       DOW 30
  --------------------------------------------------------------------------------------------------------------------------

  $      200    $      117    $   (8,038)   $     (279)   $     (716)   $     (652)   $     (473)   $     (156)   $       (8)
      (1,020)         (741)      (92,530)         (390)        1,192         4,140        (7,326)        2,511          (590)

        (575)         (311)       53,814         2,601           (97)       21,698            (5)       (2,951)         (369)
  --------------------------------------------------------------------------------------------------------------------------
      (1,395)         (935)      (46,754)        1,932           379        25,186        (7,804)         (596)         (967)
  --------------------------------------------------------------------------------------------------------------------------

      10,148        10,148       141,342           153           116           128            43           187            33
         (19)          (19)     (177,600)       (5,739)      (11,805)       (4,638)       (6,566)         (277)         (739)
       1,068         4,339      (205,184)      (29,040)       42,901       295,183        15,582       (14,178)       (8,344)
  --------------------------------------------------------------------------------------------------------------------------

      11,197        14,468      (241,442)      (34,626)       31,212       290,673         9,059       (14,268)       (9,050)
  --------------------------------------------------------------------------------------------------------------------------
       9,802        13,533      (288,196)      (32,694)       31,591       315,859         1,255       (14,864)      (10,017)
  --------------------------------------------------------------------------------------------------------------------------
          --            --       741,713        32,694           653           939            --        17,618        24,563
  --------------------------------------------------------------------------------------------------------------------------
  $    9,802    $   13,533    $  453,517    $       --    $   32,244    $  316,798    $    1,255    $    2,754    $   14,546
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------
                                                                                                      MID-CAP
                                                                          MEDIUS        MEKROS        GROWTH
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $    3,395    $       --
Expenses:
   Mortality and expense risk fees ...................................       1,427         1,000           527
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (1,427)        2,395          (527)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      20,793        13,314         6,631
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................         463            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      21,256        13,314         6,631
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................      (6,894)      (22,080)        1,328
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   12,935    $   (6,371)   $    7,432
===============================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------
                                                                              MID-CAP
                                                                              VALUE         NOVA
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $        8    $    2,518
Expenses:
   Mortality and expense risk fees ...................................             56         6,408
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................            (48)       (3,890)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         (2,344)       56,768
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            371            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             50            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         (1,923)       56,768
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................           (414)      (33,829)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $   (2,385)   $   19,049
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------
                                                                                                      MID-CAP
                                                                          MEDIUS        MEKROS        GROWTH
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (1,427)   $    2,395    $     (527)
   Net realized gain (loss) on investments in portfolio shares .......      21,256        13,314         6,631
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      (6,894)      (22,080)        1,328
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      12,935        (6,371)        7,432
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       1,317            (3)           25
   Contract redemptions ..............................................     (55,174)      (57,669)       (6,620)
   Net transfers (including mortality transfers) .....................     (67,151)     (231,050)      119,579
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (121,008)     (288,722)      112,984
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (108,073)     (295,093)      120,416
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     182,281       300,533            --
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   74,208    $    5,440    $  120,416
===============================================================================================================

                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                                       --------------------------------
                                                                              MID-CAP
                                                                              VALUE         NOVA
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................     $      (48)   $   (3,890)
   Net realized gain (loss) on investments in portfolio shares .......         (1,923)       56,768
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................           (414)      (33,829)
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         (2,385)       19,049
---------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............             --         4,736
   Contract redemptions ..............................................             --       (57,396)
   Net transfers (including mortality transfers) .....................          3,619      (289,397)
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................          3,619      (342,057)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................          1,234      (323,008)
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................             --       755,627
---------------------------------------------------------------------------------------------------
               Net assets, end of period .............................     $    1,234    $  432,619
===================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                               RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                 PRECIOUS        REAL                       SECTOR      SMALL-CAP      SMALL-CAP  STRENGTHENING
     OTC          METALS        ESTATE       RETAILING     ROTATION       GROWTH         VALUE      DOLLAR (A)    TECHNOLOGY
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $       --    $    2,920    $       --    $       --    $       --    $       --    $       --    $       --

       7,676           663           821           125           200           951           615             3           263
  --------------------------------------------------------------------------------------------------------------------------
      (7,676)         (663)        2,099          (125)         (200)         (951)         (615)           (3)         (263)
  --------------------------------------------------------------------------------------------------------------------------


      34,807        12,318        (4,755)       (2,186)        3,802        26,128        15,485           (75)        1,233

          --            --            --            --            --         2,579         2,091            --            --

          --            --            --            55            --           157           162            --            --
  --------------------------------------------------------------------------------------------------------------------------
      34,807        12,318        (4,755)       (2,131)        3,802        28,864        17,738           (75)        1,233
  --------------------------------------------------------------------------------------------------------------------------

     (72,868)        9,144        (2,311)          325        (4,222)         (703)         (659)           --         1,325
  --------------------------------------------------------------------------------------------------------------------------
  $  (45,737)   $   20,799    $   (4,967)   $   (1,931)   $     (620)   $   27,210    $   16,464    $      (78)   $    2,295
  ==========================================================================================================================








                                               RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                 PRECIOUS        REAL                       SECTOR      SMALL-CAP      SMALL-CAP  STRENGTHENING
     OTC          METALS        ESTATE       RETAILING     ROTATION       GROWTH         VALUE      DOLLAR (A)    TECHNOLOGY
  --------------------------------------------------------------------------------------------------------------------------

  $   (7,676)   $     (663)   $    2,099    $     (125)   $     (200)   $     (951)   $     (615)   $       (3)   $     (263)
      34,807        12,318        (4,755)       (2,131)        3,802        28,864        17,738           (75)        1,233

     (72,868)        9,144        (2,311)          325        (4,222)         (703)         (659)           --         1,325
  --------------------------------------------------------------------------------------------------------------------------
     (45,737)       20,799        (4,967)       (1,931)         (620)       27,210        16,464           (78)        2,295
  --------------------------------------------------------------------------------------------------------------------------

       5,752             3        11,305             3            14           (42)            2            --            (2)
    (133,058)       (4,190)          (90)       (3,243)       (1,252)       (7,544)       (4,629)           --        (1,380)
    (380,109)      181,140        51,115        10,412        50,377        19,631          (859)           78        11,480
  --------------------------------------------------------------------------------------------------------------------------

    (507,415)      176,953        62,330         7,172        49,139        12,045        (5,486)           78        10,098
  --------------------------------------------------------------------------------------------------------------------------
    (553,152)      197,752        57,363         5,241        48,519        39,255        10,978            --        12,393
  --------------------------------------------------------------------------------------------------------------------------
   1,014,330         4,360         4,560            --        54,859            --            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
  $  461,178    $  202,112    $   61,923    $    5,241    $  103,378    $   39,255    $   10,978    $       --    $   12,393
  ==========================================================================================================================

a)    For the period October 21, 2005 (inception of fund) through December 31,
      2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                           RYDEX VARIABLE TRUST (CONTINUED)
                                                                      ------------------------------------------

                                                                           TELE-
                                                                      COMMUNICATIONS   TITAN 500  TRANSPORTATION
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       43    $       --
Expenses:
   Mortality and expense risk fees ...................................         326         1,261           345
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (326)       (1,218)         (345)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       1,643           531         5,287
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................       1,049         1,915            --
----------------------------------------------------------------------------------------------------------------
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................         211         1,812            --
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       2,903         4,258         5,287
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................         (88)          540        10,253
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    2,489    $    3,580    $   15,195
================================================================================================================

                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                     --------------------------------
                                                                           U.S.           U.S.
                                                                        GOVERNMENT    GOVERNMENT
                                                                           BOND      MONEY MARKET
-------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   10,242    $   68,851
Expenses:
   Mortality and expense risk fees ...................................       4,637        48,852
------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................       5,605        19,999
------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      (1,036)           --
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
------------------------------------------------------------------------------------------------
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      (1,036)           --
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................        (619)           --
------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    3,950    $   19,999
================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                      ------------------------------------------

                                                                           TELE-
                                                                      COMMUNICATIONS   TITAN 500  TRANSPORTATION
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $     (326)   $   (1,218)   $     (345)
   Net realized gain (loss) on investments in portfolio shares .......       2,903         4,258         5,287
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................         (88)          540        10,253
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       2,489         3,580        15,195
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............          (1)          205            --
   Contract redemptions ..............................................      (1,669)       (6,720)         (817)
   Net transfers (including mortality transfers) .....................      14,298       133,858        91,101
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      12,628       127,343        90,284
            Net increase (decrease) in net assets ....................      15,117       130,923       105,479
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --         4,708        11,321
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   15,117    $  135,631    $  116,800
================================================================================================================

                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                     --------------------------------
                                                                           U.S.           U.S.
                                                                        GOVERNMENT    GOVERNMENT
                                                                           BOND      MONEY MARKET
-------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $    5,605    $   19,999
   Net realized gain (loss) on investments in portfolio shares .......      (1,036)           --
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (619)           --
------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       3,950        19,999
------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     122,942       193,276
   Contract redemptions ..............................................     (56,263)      (68,743)
   Net transfers (including mortality transfers) .....................      31,566      (418,299)
------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      98,245      (293,766)
            Net increase (decrease) in net assets ....................     102,195      (273,767)
------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      95,956     3,621,342
------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  198,151    $3,347,575
================================================================================================

   The accompanying notes are an integral part of these financial statements.

      RYDEX VARIABLE TRUST (CONTINUED)                          SALOMON BROTHERS VARIABLE SERIES FUNDS
  --------------------------------------    --------------------------------------------------------------------------------

                                            AGGRESSIVE                  HIGH YIELD    LARGE CAP        SB         STRATEGIC
    URSA         UTILITIES   VELOCITY 100   GROWTH (A)      ALL CAP      BOND (A)       GROWTH    GOVERNMENT (A)     BOND
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $    1,144    $       --    $       --    $      111    $   21,386    $       --    $       --    $    7,608

         444         3,294           913            21           149           757           183            --         1,199
  --------------------------------------------------------------------------------------------------------------------------
        (444)       (2,150)         (913)          (21)          (38)       20,629          (183)           --         6,409
  --------------------------------------------------------------------------------------------------------------------------


      (2,391)       24,459         9,671             1           437            54          (638)           --          (328)

          --            --            --            --            --         1,436            --            --         1,695
  --------------------------------------------------------------------------------------------------------------------------

          --            --            --            --             9         4,523            --            --         2,170
  --------------------------------------------------------------------------------------------------------------------------
      (2,391)       24,459         9,671             1           446         6,013          (638)           --         3,537
  --------------------------------------------------------------------------------------------------------------------------

          25       (22,730)       (2,646)          399           266       (22,467)           --            --        (9,289)
  --------------------------------------------------------------------------------------------------------------------------
  $   (2,810)   $     (421)   $    6,112    $      379    $      674    $    4,175    $     (821)   $       --    $      657
  ==========================================================================================================================








      RYDEX VARIABLE TRUST (CONTINUED)                          SALOMON BROTHERS VARIABLE SERIES FUNDS
  --------------------------------------    --------------------------------------------------------------------------------

                                            AGGRESSIVE                  HIGH YIELD    LARGE CAP        SB         STRATEGIC
    URSA         UTILITIES   VELOCITY 100   GROWTH (A)      ALL CAP      BOND (A)       GROWTH    GOVERNMENT (A)     BOND
  --------------------------------------------------------------------------------------------------------------------------

  $     (444)   $   (2,150)   $     (913)   $      (21)   $      (38)   $   20,629    $     (183)   $       --    $    6,409
      (2,391)       24,459         9,671             1           446         6,013          (638)           --         3,537

          25       (22,730)       (2,646)          399           266       (22,467)           --            --        (9,289)
  --------------------------------------------------------------------------------------------------------------------------
      (2,810)         (421)        6,112           379           674         4,175          (821)           --           657
  --------------------------------------------------------------------------------------------------------------------------

       5,074       121,808            28             1         8,257            --            25            --         2,081
         (19)      (50,696)       (4,916)           --        (3,467)       (4,120)         (389)           --        (3,379)
       2,726        28,420        53,988         7,014         6,170       361,001         1,185        67,215       146,730
  --------------------------------------------------------------------------------------------------------------------------

       7,781        99,532        49,100         7,015        10,960       356,881           821        67,215       145,432
       4,971        99,111        55,212         7,394        11,634       361,056            --        67,215       146,089
  --------------------------------------------------------------------------------------------------------------------------
       2,034       132,635        12,272            --         3,069            --            --            --        12,411
  --------------------------------------------------------------------------------------------------------------------------
  $    7,005    $  231,746    $   67,484    $    7,394    $   14,703    $  361,056    $       --    $   67,215    $  158,500
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         SALOMON
                                                                         BROTHERS
                                                                         VARIABLE
                                                                       SERIES FUNDS
                                                                        (CONTINUED)       SELIGMAN PORTFOLIOS
                                                                       ------------  -------------------------
                                                                                     COMMUNICATIONS
                                                                           TOTAL          AND         GLOBAL
                                                                          RETURN      INFORMATION   TECHNOLOGY
---------------------------------------------------------------------------------------------------------------
Investment Income:
   Income dividends from investments in portfolio shares .............  $      130    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................         100         3,994         2,233
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................          30        (3,994)       (2,233)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................          44        22,372         3,743
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................           7            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          29            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .          80        22,372         3,743
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................        (126)       (6,692)        6,140
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $      (16)   $   11,686    $    7,650
===============================================================================================================


                                                                           STRONG        THIRD
                                                                          VARIABLE       AVENUE
                                                                          INSURANCE     VARIABLE
                                                                             FUNDS     SERIES TRUST
                                                                          -----------  ------------

                                                                            MID CAP
                                                                         GROWTH II (A)     VALUE
---------------------------------------------------------------------------------------------------
Investment Income:
   Income dividends from investments in portfolio shares .............    $       --    $    6,337
Expenses:
   Mortality and expense risk fees ...................................         4,019         6,199
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        (4,019)          138
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       134,750        12,707
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --         5,198
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --         5,123
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       134,750        23,028
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................      (191,616)       43,810
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $  (60,885)   $   66,976
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         SALOMON
                                                                         BROTHERS
                                                                         VARIABLE
                                                                       SERIES FUNDS
                                                                        (CONTINUED)       SELIGMAN PORTFOLIOS
                                                                       ------------  -------------------------
                                                                                     COMMUNICATIONS
                                                                           TOTAL          AND         GLOBAL
                                                                          RETURN      INFORMATION   TECHNOLOGY
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $       30    $   (3,994)   $   (2,233)
   Net realized gain (loss) on investments in portfolio shares .......          80        22,372         3,743
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (126)       (6,692)        6,140
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         (16)       11,686         7,650
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............          --         4,472         1,229
   Contract redemptions ..............................................        (371)      (94,022)      (32,158)
   Net transfers (including mortality transfers) .....................      (6,652)      (16,039)       (6,752)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      (7,023)     (105,589)      (37,681)
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      (7,039)      (93,903)      (30,031)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      13,589       346,992       172,535
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $    6,550    $  253,089    $  142,504
================================================================================================================


                                                                          STRONG        THIRD
                                                                         VARIABLE       AVENUE
                                                                         INSURANCE     VARIABLE
                                                                            FUNDS     SERIES TRUST
                                                                          -----------  ------------

                                                                           MID CAP
                                                                        GROWTH II (A)     VALUE
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $   (4,019)   $      138
   Net realized gain (loss) on investments in portfolio shares .......      134,750        23,028
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................     (191,616)       43,810
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      (60,885)       66,976
-------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        4,965        32,448
   Contract redemptions ..............................................      (15,931)      (76,768)
   Net transfers (including mortality transfers) .....................     (993,206)      414,058
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................   (1,004,172)      369,738
-------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................   (1,065,057)      436,714
-------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    1,065,057       259,822
-------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $       --    $  696,536
=================================================================================================

a) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

   The accompanying notes are an integral part of these financial statements.

                                                                        VARIABLE           WELLS FARGO
                                                                        INSURANCE       ADVANTAGE VARIABLE
                   VAN ECK WORLDWIDE INSURANCE TRUST                      FUNDS            TRUST FUNDS
  ------------------------------------------------------------------    ----------    ------------------------
                                                                          CHOICE
   ABSOLUTE                    EMERGING        HARD          REAL         MARKET      DISCOVERY    OPPORTUNITY     COMBINED
    RETURN         BOND        MARKETS        ASSETS        ESTATE      NEUTRAL (A)      (B)            (C)          TOTAL
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $   16,611    $    6,986    $    2,368    $    6,235    $       --    $       --    $       --    $  803,464

         336         3,709        11,142        11,150         4,001           244         9,193        17,847       781,613
  --------------------------------------------------------------------------------------------------------------------------
        (336)       12,902        (4,156)       (8,782)        2,234          (244)       (9,193)      (17,847)       21,851
  --------------------------------------------------------------------------------------------------------------------------


         103          (883)      138,789       138,583        33,782        (8,574)       19,158       113,053     2,953,819

          --            --            --            --         1,231            --            --            --       246,268

          --            --            --            --         1,723            --            --            --       640,922
  --------------------------------------------------------------------------------------------------------------------------
         103          (883)      138,789       138,583        36,736        (8,574)       19,158       113,053     3,841,009
  --------------------------------------------------------------------------------------------------------------------------

          (9)      (23,669)       69,623       197,597         9,812         7,253       116,769       (21,055)     (850,871)
  --------------------------------------------------------------------------------------------------------------------------
  $     (242)   $  (11,650)   $  204,256    $  327,398    $   48,782    $   (1,565)   $  126,734    $   74,151    $3,011,989
  ==========================================================================================================================










                                                                        VARIABLE           WELLS FARGO
                                                                        INSURANCE       ADVANTAGE VARIABLE
                   VAN ECK WORLDWIDE INSURANCE TRUST                      FUNDS            TRUST FUNDS
  ------------------------------------------------------------------    ----------    ------------------------
                                                                          CHOICE
   ABSOLUTE                    EMERGING        HARD          REAL         MARKET      DISCOVERY    OPPORTUNITY     COMBINED
    RETURN         BOND        MARKETS        ASSETS        ESTATE      NEUTRAL (A)      (B)            (C)          TOTAL
  --------------------------------------------------------------------------------------------------------------------------

  $     (336)   $   12,902    $   (4,156)   $   (8,782)   $    2,234    $     (244)   $   (9,193)   $  (17,847)   $   21,851
         103          (883)      138,789       138,583        36,736        (8,574)       19,158       113,053     3,841,009

          (9)      (23,669)       69,623       197,597         9,812         7,253       116,769       (21,055)     (850,871)
  --------------------------------------------------------------------------------------------------------------------------
        (242)      (11,650)      204,256       327,398        48,782        (1,565)      126,734        74,151     3,011,989
  --------------------------------------------------------------------------------------------------------------------------

       4,652         2,093        21,366        34,200        17,031           218         3,507        64,471     3,156,080
      (1,990)       (7,496)     (170,329)      (53,240)      (16,847)         (546)     (190,211)     (150,635)   (7,790,373)
      10,223        55,082        53,357        63,086       (32,644)      (52,195)      921,933      (243,001)      244,937
  --------------------------------------------------------------------------------------------------------------------------

      12,885        49,679       (95,606)       44,046       (32,460)      (52,523)      735,229      (329,165)   (4,389,356)
  --------------------------------------------------------------------------------------------------------------------------
      12,643        38,029       108,650       371,444        16,322       (54,088)      861,963      (255,014)   (1,377,367)
  --------------------------------------------------------------------------------------------------------------------------
      15,316       213,520       820,019       612,580       293,875        54,088            --     1,418,842    56,734,759
  --------------------------------------------------------------------------------------------------------------------------
  $   27,959    $  251,549    $  928,669    $  984,024    $  310,197    $       --    $  861,963    $1,163,828    $55,357,392
  ==========================================================================================================================

a)    For the period January 1, 2005 through May 8, 2005 (liquidation of fund).
b)    For the period April 8, 2005 (inception of fund) through December 31,
      2005.
c) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                  40|86 SERIES TRUST
                                                                        ---------------------------------------
                                                                                                       FIXED
                                                                         BALANCED       EQUITY        INCOME
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   43,781    $    6,913    $   61,510
Expenses:
   Mortality and expense risk fees ...................................      32,380        32,735        20,898
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      11,401       (25,822)       40,612
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      43,469       352,060         9,070
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --         7,460            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      43,469       359,520         9,070
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................     137,240        61,929       (16,627)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  192,110    $  395,627    $   33,055
===============================================================================================================

                                                                              40|86 SERIES TRUST
                                                                          -------------------------
                                                                                         GOVERNMENT
                                                                            FOCUS 20     SECURITIES
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $   54,023
Expenses:
   Mortality and expense risk fees ...................................          2,891        23,871
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (2,891)       30,152
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................          3,913       (46,727)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .          3,913       (46,727)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................        (21,263)       16,624
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $  (20,241)   $       49
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                   40|86 SERIES TRUST
                                                                        ---------------------------------------
                                                                                                       FIXED
                                                                         BALANCED       EQUITY        INCOME
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................  $   11,401    $  (25,822)   $   40,612
   Net realized gain (loss) on investments in portfolio shares .......      43,469       359,520         9,070
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................     137,240        61,929       (16,627)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     192,110       395,627        33,055
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      97,116        54,782       229,547
   Contract redemptions ..............................................    (270,965)     (507,399)     (135,859)
   Net transfers .....................................................    (142,280)      (80,198)     (235,013)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (316,129)     (532,815)     (141,325)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (124,019)     (137,188)     (108,270)
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................   2,282,705     2,273,275     1,436,801
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $2,158,686    $2,136,087    $1,328,531
===============================================================================================================

                                                                               40|86 SERIES TRUST
                                                                           -------------------------
                                                                                         GOVERNMENT
                                                                            FOCUS 20     SECURITIES
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................     $   (2,891)   $   30,152
   Net realized gain (loss) on investments in portfolio shares .......          3,913       (46,727)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (21,263)       16,624
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......        (20,241)           49
---------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         10,283        20,793
   Contract redemptions ..............................................        (22,613)     (194,131)
   Net transfers .....................................................        (88,197)     (191,885)
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       (100,527)     (365,223)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................       (120,768)     (365,174)
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................        265,362     1,660,654
---------------------------------------------------------------------------------------------------
               Net assets, end of period .............................     $  144,594    $1,295,480
===================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004, and effective July 15, 2005 the fund was renamed Global Health Care.
d) For the period April 30, 2004 (inception date) through December 31, 2004 as the result of AIM/Invesco mergers as of April 30, 2004.
e) Formerly Invesco VIF Real Estate Opportunity Fund prior to its name change effective April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

       40|86 SERIES
     TRUST (CONTINUED)                                        AIM VARIABLE INSURANCE FUNDS
  ------------------------   -----------------------------------------------------------------------------------------------
     HIGH         MONEY                        CORE       FINANCIAL      HEALTH           HIGH       MID CAP         REAL
     YIELD        MARKET     BASIC VALUE     STOCK (A)   SERVICES (B)  SCIENCES (C)     YIELD (D)  CORE EQUITY    ESTATE (E)
  --------------------------------------------------------------------------------------------------------------------------

  $   77,398    $   33,363    $       --    $    1,725    $    1,425    $       --    $   11,865    $       30    $    2,332

      17,118        54,369         1,381         3,886         3,323         2,493         4,135         2,114         3,916
  --------------------------------------------------------------------------------------------------------------------------
      60,280       (21,006)       (1,381)       (2,161)       (1,898)       (2,493)        7,730        (2,084)       (1,584)
  --------------------------------------------------------------------------------------------------------------------------


      95,788            --         2,691        19,913        19,802        14,559         3,971         7,909        25,632

      34,368            --            --            --            --            --            --         3,225         4,332

      17,752            --            --            --            --            --            --         2,869           781
  --------------------------------------------------------------------------------------------------------------------------
     147,908            --         2,691        19,913        19,802        14,559         3,971        14,003        30,745
  --------------------------------------------------------------------------------------------------------------------------

     (98,487)           --         2,555       (17,432)       (7,983)       (1,615)       21,128           877        32,634
  --------------------------------------------------------------------------------------------------------------------------
  $  109,701    $  (21,006)   $    3,865    $      320    $    9,921    $   10,451    $   32,829    $   12,796    $   61,795
  ==========================================================================================================================








       40|86 SERIES
     TRUST (CONTINUED)                                        AIM VARIABLE INSURANCE FUNDS
  ------------------------   -----------------------------------------------------------------------------------------------
     HIGH         MONEY                        CORE       FINANCIAL      HEALTH           HIGH       MID CAP         REAL
     YIELD        MARKET     BASIC VALUE     STOCK (A)   SERVICES (B)  SCIENCES (C)     YIELD (D)  CORE EQUITY    ESTATE (E)
  --------------------------------------------------------------------------------------------------------------------------

  $   60,280    $  (21,006)   $   (1,381)   $   (2,161)   $   (1,898)   $   (2,493)   $    7,730    $   (2,084)   $   (1,584)
     147,908            --         2,691        19,913        19,802        14,559         3,971        14,003        30,745

     (98,487)           --         2,555       (17,432)       (7,983)       (1,615)       21,128           877        32,634
  --------------------------------------------------------------------------------------------------------------------------
     109,701       (21,006)        3,865           320         9,921        10,451        32,829        12,796        61,795
  --------------------------------------------------------------------------------------------------------------------------

      55,380     1,018,322        27,879           258         2,989         3,537           760         3,026         7,921
    (171,402)     (475,363)       (2,018)      (58,646)      (23,884)      (14,360)      (15,210)       (1,678)      (29,863)
     (98,833)     (637,681)      (42,039)      (42,868)       35,693        37,995       398,903        26,396        81,844
  --------------------------------------------------------------------------------------------------------------------------

    (214,855)      (94,722)      (16,178)     (101,256)       14,798        27,172       384,453        27,744        59,902
  --------------------------------------------------------------------------------------------------------------------------
    (105,154)     (115,728)      (12,313)     (100,936)       24,719        37,623       417,282        40,540       121,697
  --------------------------------------------------------------------------------------------------------------------------
   1,222,138     2,711,605        72,531       288,454       178,298       132,226            --       100,215       205,919
  --------------------------------------------------------------------------------------------------------------------------
  $1,116,984    $2,595,877    $   60,218    $  187,518    $  203,017    $  169,849    $  417,282    $  140,755    $  327,616
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           AIM
                                                                        VARIABLE
                                                                     INSURANCE FUNDS
                                                                       (CONTINUED)      THE ALGER AMERICAN FUND
                                                                     ---------------  --------------------------


                                                                                                    LEVERAGED
                                                                       TECHNOLOGY (A)   GROWTH        ALLCAP
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................       1,180        14,371        21,632
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (1,180)      (14,371)      (21,632)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       1,277        87,629       228,438
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       1,277        87,629       228,438
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       1,145       (19,067)      (77,346)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    1,242    $   54,191    $  129,460
===============================================================================================================

                                                                          THE ALGER AMERICAN FUND
                                                                        --------------------------


                                                                            MID CAP       SMALL
                                                                            GROWTH   CAPITALIZATIO
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................       33,033        11,479
-------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (33,033)      (11,479)
-------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       88,166       121,223
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................           --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................           --            --
-------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       88,166       121,223
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       80,856       (19,585)
-------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....   $  135,989    $   90,159
=================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           AIM
                                                                        VARIABLE
                                                                     INSURANCE FUNDS
                                                                       (CONTINUED)     THE ALGER AMERICAN FUND
                                                                     ---------------  -------------------------


                                                                                                    LEVERAGED
                                                                       TECHNOLOGY (A)   GROWTH        ALLCAP
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................  $   (1,180)   $  (14,371)   $  (21,632)
   Net realized gain (loss) on investments in portfolio shares .......       1,277        87,629       228,438
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       1,145       (19,067)      (77,346)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       1,242        54,191       129,460
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         312        60,856        14,442
   Contract redemptions ..............................................      (3,078)      (89,928)     (114,332)
   Net transfers .....................................................      (2,741)      301,539      (695,663)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      (5,507)      272,467      (795,553)
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      (4,265)      326,658      (666,093)
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      84,801     1,010,254     2,223,551
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   80,536    $1,336,912    $1,557,458
===============================================================================================================

                                                                          THE ALGER AMERICAN FUND
                                                                        ---------------------------


                                                                            MID CAP       SMALL
                                                                            GROWTH   CAPITALIZATION
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................   $  (33,033)   $  (11,479)
   Net realized gain (loss) on investments in portfolio shares .......       88,166       121,223
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       80,856       (19,585)
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      135,989        90,159
-------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       40,374        17,196
   Contract redemptions ..............................................     (227,567)      (94,040)
   Net transfers .....................................................      152,733      (397,442)
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      (34,460)     (474,286)
-------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      101,529      (384,127)
-------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    2,220,713     1,216,731
-------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $2,322,242    $  832,604
=================================================================================================

a) Formerly Invesco VIF Technology Fund prior to its name change effective October 15, 2004.
b)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

   ALLIANCE
   VARIABLE
   PRODUCTS                                                                                             DREYFUS VARIABLE
    SERIES              AMERICAN CENTURY VARIABLE PORTFOLIOS                                            INVESTMENT FUNDS
  ----------    ----------------------------------------------------                                --------------------------
                                                                         DREYFUS
                                                                         SOCIALLY       DREYFUS
  GROWTH AND    INCOME AND    INFLATION                                RESPONSIBLE       STOCK      DISCIPLINED  INTERNATIONAL
   INCOME         GROWTH    PROTECTION (B) INTERNATIONAL    VALUE         GROWTH         INDEX         STOCK         VALUE
  ----------------------------------------------------------------------------------------------------------------------------

  $    1,046    $   15,155    $      584    $    2,922    $   19,804    $    2,732    $   57,686    $    2,795    $    8,220

       1,940        13,386           277         7,080        28,930         5,687        44,496         2,559        10,828
  --------------------------------------------------------------------------------------------------------------------------
        (894)        1,769           307        (4,158)       (9,126)       (2,955)       13,190           236        (2,608)
  --------------------------------------------------------------------------------------------------------------------------


       5,595       167,954           244        43,543       218,727         5,966       389,077         7,306        97,451

          --            --            --            --            --            --            --            --            --

          --            --            --            --        15,362            --            --            --        11,243
  --------------------------------------------------------------------------------------------------------------------------
       5,595       167,954           244        43,543       234,089         5,966       389,077         7,306       108,694
  --------------------------------------------------------------------------------------------------------------------------

       6,574       (71,968)          267         4,185       (14,465)       16,981      (130,262)        5,610        22,689
  --------------------------------------------------------------------------------------------------------------------------
  $   11,275    $   97,755    $      818    $   43,570    $  210,498    $   19,992    $  272,005    $   13,152    $  128,775
  ==========================================================================================================================








   ALLIANCE
   VARIABLE
   PRODUCTS                                                                                             DREYFUS VARIABLE
    SERIES              AMERICAN CENTURY VARIABLE PORTFOLIOS                                            INVESTMENT FUNDS
  ----------    ----------------------------------------------------                                --------------------------
                                                                         DREYFUS
                                                                         SOCIALLY       DREYFUS
  GROWTH AND    INCOME AND    INFLATION                                RESPONSIBLE       STOCK      DISCIPLINED  INTERNATIONAL
   INCOME         GROWTH    PROTECTION (B) INTERNATIONAL    VALUE         GROWTH         INDEX         STOCK         VALUE
  ----------------------------------------------------------------------------------------------------------------------------

  $     (894)   $    1,769    $      307    $   (4,158)   $   (9,126)   $   (2,955)   $   13,190    $      236    $   (2,608)
       5,595       167,954           244        43,543       234,089         5,966       389,077         7,306       108,694

       6,574       (71,968)          267         4,185       (14,465)       16,981      (130,262)        5,610        22,689
  --------------------------------------------------------------------------------------------------------------------------
      11,275        97,755           818        43,570       210,498        19,992       272,005        13,152       128,775
  --------------------------------------------------------------------------------------------------------------------------

         195        10,893            --         6,015        65,531         3,155       115,308           387           663
        (591)      (27,612)         (448)      (76,492)     (180,619)      (39,300)     (146,495)      (16,895)      (70,392)
     (17,044)      231,674        51,711        71,096        33,466       377,438       402,994        66,069      (433,886)
  --------------------------------------------------------------------------------------------------------------------------

     (17,440)      214,955        51,263           619       (81,622)      341,293       371,807        49,561      (503,615)
  --------------------------------------------------------------------------------------------------------------------------
      (6,165)      312,710        52,081        44,189       128,876       361,285       643,812        62,713      (374,840)
  --------------------------------------------------------------------------------------------------------------------------
     131,385       753,264            --       392,693     1,812,173       351,382     2,816,311       151,367     1,176,315
  --------------------------------------------------------------------------------------------------------------------------
  $  125,220    $1,065,974    $   52,081    $  436,882    $1,941,049    $  712,667    $3,460,123    $  214,080    $  801,475
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                              FEDERATED INSURANCE SERIES
                                                                        --------------------------------------
                                                                                                       HIGH
                                                                          CAPITAL       INCOME     INTERNATIONAL
                                                                         INCOME II      BOND II      EQUITY II
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   10,483    $   94,532    $       --
Expenses:
   Mortality and expense risk fees ...................................       3,229        16,008         7,760
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................       7,254        78,524        (7,760)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       6,921        36,788        65,869
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --            --
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       6,921        36,788        65,869
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................          52       (39,734)        4,026
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   14,227    $   75,578    $   62,135
================================================================================================================

                                                                              FIRST AMERICAN
                                                                          INSURANCE PORTFOLIOS (A)
                                                                          ------------------------

                                                                           LARGE CAP      MID CAP
                                                                            GROWTH)       GROWTH
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................           356           317
--------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................          (356)         (317)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................         2,766        (3,933)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --           310
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .         2,766        (3,623)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (3,536)         (977)
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $   (1,126)   $   (4,917)
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                              FEDERATED INSURANCE SERIES
                                                                        --------------------------------------
                                                                                                       HIGH
                                                                          CAPITAL       INCOME     INTERNATIONAL
                                                                         INCOME II      BOND II      EQUITY II
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................  $    7,254    $   78,524    $   (7,760)
   Net realized gain (loss) on investments in portfolio shares .......       6,921        36,788        65,869
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................          52       (39,734)        4,026
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      14,227        75,578        62,135
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       4,384        10,580         4,280
   Contract redemptions ..............................................     (30,061)     (297,761)      (36,906)
   Net transfers .....................................................     (45,774)     (235,020)     (117,609)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     (71,451)     (522,201)     (150,235)
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     (57,224)     (446,623)      (88,100)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     241,070     1,300,651       567,111
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  183,846    $  854,028    $  479,011
================================================================================================================

                                                                              FIRST AMERICAN
                                                                          INSURANCE PORTFOLIOS (A)
                                                                          ------------------------

                                                                           LARGE CAP      MID CAP
                                                                            GROWTH)       GROWTH
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................    $     (356)   $     (317)
   Net realized gain (loss) on investments in portfolio shares .......         2,766        (3,623)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (3,536)         (977)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......        (1,126)       (4,917)
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............           587           (23)
   Contract redemptions ..............................................          (536)       (1,397)
   Net transfers .....................................................       (30,821)      (17,142)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       (30,770)      (18,562)
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................       (31,896)      (23,479)
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................        31,896        23,479
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $       --    $       --
==================================================================================================

a)    For the period January 1, 2004 through August 27, 2004 (liquidation of fund).
b) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).
c) For the period January 1, 2004 through April 29, 2004 (fund merged into Invesco VIF Technology) which was renamed AIM Technology on October 15, 2004.
d)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
e)    Effective May 1, 2005 the fund was renamed Janus Aspen Large Cap Growth.

   The accompanying notes are an integral part of these financial statements.

      INVESCO VARIABLE
      INVESTMENT FUNDS                                JANUS ASPEN SERIES                            LAZARD RETIREMENT SERIES
  ------------------------    ------------------------------------------------------------------    ------------------------
                  TELE-
     HIGH     COMMUNICATIONS                GROWTH AND  INTERNATIONAL     MID CAP     WORLDWIDE      EMERGING
   YIELD (B)       (C)        GROWTH  (E)     INCOME        GROWTH        GROWTH        GROWTH      MARKETS (D)     EQUITY
  --------------------------------------------------------------------------------------------------------------------------

  $   56,348    $       --    $    3,153    $    5,676    $      746    $       --    $   16,629    $       --    $    1,051

       2,962            83        31,155        12,834         1,124        19,354        23,946           231         2,592
  --------------------------------------------------------------------------------------------------------------------------
      53,386           (83)      (28,002)       (7,158)         (378)      (19,354)       (7,317)         (231)       (1,541)
  --------------------------------------------------------------------------------------------------------------------------


      (6,009)       (2,552)      133,917        69,835        (2,185)      217,003        50,044         4,761        14,430

          --            --            --            --            --            --            --            --            --

          --            --            --            --            --            --            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
      (6,009)       (2,552)      133,917        69,835        (2,185)      217,003        50,044         4,761        14,430
  --------------------------------------------------------------------------------------------------------------------------

     (30,197)         (304)      (86,514)       17,745         3,432        30,482       (21,362)        5,294         4,396
  --------------------------------------------------------------------------------------------------------------------------
  $   17,180    $   (2,939)   $   19,401    $   80,422    $      869    $  228,131    $   21,365    $    9,824    $   17,285
  ==========================================================================================================================








      INVESCO VARIABLE
      INVESTMENT FUNDS                                JANUS ASPEN SERIES                            LAZARD RETIREMENT SERIES
  ------------------------    ------------------------------------------------------------------    ------------------------
                  TELE-
     HIGH     COMMUNICATIONS                GROWTH AND  INTERNATIONAL     MID CAP     WORLDWIDE      EMERGING
   YIELD (B)       (C)        GROWTH  (E)     INCOME        GROWTH        GROWTH        GROWTH      MARKETS (D)     EQUITY
  --------------------------------------------------------------------------------------------------------------------------

  $   53,386    $      (83)   $  (28,002)   $   (7,158)   $     (378)   $  (19,354)   $   (7,317)   $     (231)   $   (1,541)
      (6,009)       (2,552)      133,917        69,835        (2,185)      217,003        50,044         4,761        14,430

     (30,197)         (304)      (86,514)       17,745         3,432        30,482       (21,362)        5,294         4,396
  --------------------------------------------------------------------------------------------------------------------------
      17,180        (2,939)       19,401        80,422           869       228,131        21,365         9,824        17,285
  --------------------------------------------------------------------------------------------------------------------------

         338            --        45,991         5,590         3,349        29,660        52,676            56         9,851
     (48,546)           --      (132,739)      (67,812)       (2,766)      (99,621)     (132,081)       (1,252)      (38,854)
    (836,926)          325      (136,611)      (17,183)       44,234        85,885       (86,703)       70,562       (12,649)
  --------------------------------------------------------------------------------------------------------------------------

    (885,134)          325      (223,359)      (79,405)       44,817        15,924      (166,108)       69,366       (41,652)
  --------------------------------------------------------------------------------------------------------------------------
    (867,954)       (2,614)     (203,958)        1,017        45,686       244,055      (144,743)       79,190       (24,367)
  --------------------------------------------------------------------------------------------------------------------------
     867,954         2,614     2,320,947       833,451        31,134     1,356,339     1,776,755            --       203,593
  --------------------------------------------------------------------------------------------------------------------------
  $       --    $       --    $2,116,989    $  834,468    $   76,820    $1,600,394    $1,632,012    $   79,190    $  179,226
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            LAZARD RETIREMENT
                                                                            SERIES (CONTINUED)
                                                                       -------------------------

                                                                       INTERNATIONAL
                                                                        EQUITY (A)     SMALL CAP
----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................          12        20,224
----------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (12)      (20,224)
----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................          --       263,849
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
----------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .          --       263,849
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................         313       (82,035)
----------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $      301    $  161,590
====================================================================================================

                                                                                                   NEUBERGER
                                                                                                     BERMAN
                                                                                                    ADVISERS
                                                                                                   MANAGEMENT
                                                                       LORD ABBETT SERIES FUNDS       TRUST
                                                                       ------------------------    ----------

                                                                        AMERICA'S    GROWTH AND
                                                                          VALUE        INCOME       FASCIANO
-------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............. $    1,167    $   18,616    $       --
Expenses:
   Mortality and expense risk fees ...................................        626        34,100           713
-------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................        541       (15,484)         (713)
-------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      2,995       246,414         8,141
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          1            --            15
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................         46        18,923           112
-------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .      3,042       265,337         8,268
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      3,714        (8,789)       (6,470)
-------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations .... $    7,297    $  241,064    $    1,085
=============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            LAZARD RETIREMENT
                                                                            SERIES (CONTINUED)
                                                                       -------------------------

                                                                       INTERNATIONAL
                                                                        EQUITY (A)     SMALL CAP
----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................  $      (12)   $  (20,224)
   Net realized gain (loss) on investments in portfolio shares .......          --       263,849
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................         313       (82,035)
----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         301       161,590
----------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         391        29,503
   Contract redemptions ..............................................          --      (171,070)
   Net transfers .....................................................       9,800      (309,028)
----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      10,191      (450,595)
----------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      10,492      (289,005)
----------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --     1,633,375
----------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   10,492    $1,344,370
====================================================================================================

                                                                                                   NEUBERGER
                                                                                                     BERMAN
                                                                                                    ADVISERS
                                                                                                   MANAGEMENT
                                                                       LORD ABBETT SERIES FUNDS       TRUST
                                                                       ------------------------    ----------

                                                                        AMERICA'S    GROWTH AND
                                                                          VALUE        INCOME       FASCIANO
-------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) .................................. $      541    $  (15,484)   $     (713)
   Net realized gain (loss) on investments in portfolio shares .......      3,042       265,337         8,268
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      3,714        (8,789)       (6,470)
-------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      7,297       241,064         1,085
-------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         --        32,143            (2)
   Contract redemptions ..............................................    (33,905)     (293,541)      (44,744)
   Net transfers .....................................................     97,160        65,401        (1,978)
-------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................     63,255      (195,997)      (46,724)
-------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................     70,552        45,067       (45,639)
-------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      5,004     2,266,755        73,114
-------------------------------------------------------------------------------------------------------------
               Net assets, end of period ............................. $   75,556    $2,311,822    $   27,475
=============================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                   PIONEER
                                                                                                                   VARIABLE
               NEUBERGER BERMAN ADVISERS                                                                          CONTRACTS
              MANAGEMENT TRUST (CONTINUED)                           PIMCO VARIABLE INSURANCE TRUST                 TRUST
  ----------------------------------------------------    ----------------------------------------------------    ----------
   LIMITED
   MATURITY       MID CAP                                   MONEY          REAL          SHORT         TOTAL        EQUITY
     BOND         GROWTH       PARTNERS       REGENCY     MARKET (A)      RETURN        TERM (A)      RETURN        INCOME
  --------------------------------------------------------------------------------------------------------------------------

  $   41,199    $       --    $       55    $       13    $      126    $    1,469    $       53    $    4,368    $    9,083

      16,664         3,296         6,341           475           215         2,019            37         3,241         6,339
  --------------------------------------------------------------------------------------------------------------------------
      24,535        (3,296)       (6,286)         (462)          (89)         (550)           16         1,127         2,744
  --------------------------------------------------------------------------------------------------------------------------


     (43,428)       20,427        61,358         5,016            --           647            --         4,550        75,246

          --            --            --            --            --         5,533            21         1,789            --

          --            --            --            --            --           113            44         2,683            --
  --------------------------------------------------------------------------------------------------------------------------
     (43,428)       20,427        61,358         5,016            --         6,293            65         9,022        75,246
  --------------------------------------------------------------------------------------------------------------------------

       9,735        53,057        26,039         7,363            --           883           (79)          624        (8,021)
  --------------------------------------------------------------------------------------------------------------------------
  $   (9,158)   $   70,188    $   81,111    $   11,917    $      (89)   $    6,626    $        2    $   10,773    $   69,969
  ==========================================================================================================================









                                                                                                                   PIONEER
                                                                                                                   VARIABLE
               NEUBERGER BERMAN ADVISERS                                                                          CONTRACTS
              MANAGEMENT TRUST (CONTINUED)                           PIMCO VARIABLE INSURANCE TRUST                 TRUST
  ----------------------------------------------------    ----------------------------------------------------    ----------
   LIMITED
   MATURITY       MID CAP                                   MONEY          REAL          SHORT         TOTAL        EQUITY
     BOND         GROWTH       PARTNERS       REGENCY     MARKET (A)      RETURN        TERM (A)      RETURN        INCOME
  --------------------------------------------------------------------------------------------------------------------------

  $   24,535    $   (3,296)   $   (6,286)   $     (462)   $      (89)   $     (550)   $       16    $    1,127    $    2,744
     (43,428)       20,427        61,358         5,016            --         6,293            65         9,022        75,246

       9,735        53,057        26,039         7,363            --           883           (79)          624        (8,021)
  --------------------------------------------------------------------------------------------------------------------------
      (9,158)       70,188        81,111        11,917           (89)        6,626             2        10,773        69,969
  --------------------------------------------------------------------------------------------------------------------------

      42,231        24,470           682           136            --        18,540         8,727        25,794         3,365
    (157,023)      (22,365)      (22,003)       (1,234)          (30)      (25,177)           --       (25,097)     (104,074)
     (61,552)      631,033       134,465        89,151           119        99,286        30,157       267,310        28,760
  --------------------------------------------------------------------------------------------------------------------------

    (176,344)      633,138       113,144        88,053            89        92,649        38,884       268,007       (71,949)
  --------------------------------------------------------------------------------------------------------------------------
    (185,502)      703,326       194,255        99,970            --        99,275        38,886       278,780        (1,980)
  --------------------------------------------------------------------------------------------------------------------------
   1,179,706        67,909       382,622            --            --        85,931            --        34,268       375,731
  --------------------------------------------------------------------------------------------------------------------------
  $  994,204    $  771,235    $  576,877    $   99,970    $       --    $  185,206    $   38,886    $  313,048    $  373,751
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                            PIONEER VARIABLE
                                                                       CONTRACTS TRUST (CONTINUED)
                                                                       ---------------------------

                                                                          EUROPE         FUND
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $       15    $    3,220
Expenses:
   Mortality and expense risk fees ...................................         533         4,334
         Net investment income (expense) .............................        (518)       (1,114)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       7,396         6,804
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          --            --
--------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       7,396         6,804
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      (3,266)       35,173
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    3,612    $   40,863
==================================================================================================

                                                                                                      RYDEX
                                                                                                     VARIABLE
                                                                            ROYCE CAPITAL FUND         TRUST
                                                                         ------------------------    ----------

                                                                          MICRO-CAP     SMALL-CAP    ARKTOS (A)
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $       --    $       --    $       --
Expenses:
   Mortality and expense risk fees ...................................        3,462         5,128            77
         Net investment income (expense) .............................       (3,462)       (5,128)          (77)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................       13,643        26,653        (1,925)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................        5,744        19,275            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................       30,013        13,515            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .       49,400        59,443        (1,925)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       (1,870)       27,421            --
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....   $   44,068    $   81,736    $   (2,002)
===============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                            PIONEER VARIABLE
                                                                       CONTRACTS TRUST (CONTINUED)
                                                                       ---------------------------

                                                                          EUROPE         FUND
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................  $     (518)   $   (1,114)
   Net realized gain (loss) on investments in portfolio shares .......       7,396         6,804
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      (3,266)       35,173
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       3,612        40,863
--------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         171         2,385
   Contract redemptions ..............................................        (969)      (18,447)
   Net transfers .....................................................    (110,488)      227,904
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................    (111,286)      211,842
--------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................    (107,674)      252,705
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     130,013       243,830
--------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   22,339    $  496,535
==================================================================================================

                                                                                                      RYDEX
                                                                                                     VARIABLE
                                                                            ROYCE CAPITAL FUND         TRUST
                                                                         ------------------------    ----------

                                                                          MICRO-CAP     SMALL-CAP    ARKTOS (A)
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................   $   (3,462)   $   (5,128)   $      (77)
   Net realized gain (loss) on investments in portfolio shares .......       49,400        59,443        (1,925)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       (1,870)       27,421            --
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       44,068        81,736        (2,002)
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       28,875        27,093            --
   Contract redemptions ..............................................      (11,316)      (13,021)         (238)
   Net transfers .....................................................      291,195       397,903         2,240
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      308,754       411,975         2,002
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      352,822       493,711            --
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      163,893       165,381            --
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................   $  516,715    $  659,092    $       --
===============================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

                                               RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                 BASIC         CONSUMER                     ENERGY      FINANCIAL      HEALTH
  BANKING (A)  MATERIALS (A)  PRODUCTS (A)  ENERGY (A)   SERVICES (A)  SERVICES (A)    CARE (A)    INTERNET (A)      JUNO
  --------------------------------------------------------------------------------------------------------------------------

  $      393    $       63    $       --    $        5    $       --    $      177    $       --    $       --    $       --

         175           275             6           731           775            75            62            12         7,863
         218          (212)           (6)         (726)         (775)          102           (62)          (12)       (7,863)
  --------------------------------------------------------------------------------------------------------------------------


      (1,993)         (502)         (122)        4,504         5,186         1,499          (740)           --       (32,063)

       3,008         3,597            14            32            --            --            --            --         2,018

           7            --            --            --            --            --            --            --         5,447
  --------------------------------------------------------------------------------------------------------------------------
       1,022         3,095          (108)        4,536         5,186         1,499          (740)           --       (24,598)
  --------------------------------------------------------------------------------------------------------------------------

         675         3,385            --         9,222         3,491           454             5           280       (61,835)
  --------------------------------------------------------------------------------------------------------------------------
  $    1,915    $    6,268    $     (114)   $   13,032    $    7,902    $    2,055    $     (797)   $      268    $  (94,296)
  ==========================================================================================================================










                                               RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                 BASIC         CONSUMER                     ENERGY      FINANCIAL      HEALTH
  BANKING (A)  MATERIALS (A)  PRODUCTS (A)  ENERGY (A)   SERVICES (A)  SERVICES (A)    CARE (A)    INTERNET (A)      JUNO
  --------------------------------------------------------------------------------------------------------------------------

  $      218    $     (212)   $       (6)   $     (726)   $     (775)   $      102    $      (62)   $      (12)   $   (7,863)
       1,022         3,095          (108)        4,536         5,186         1,499          (740)           --       (24,598)

         675         3,385            --         9,222         3,491           454             5           280       (61,835)
  --------------------------------------------------------------------------------------------------------------------------
       1,915         6,268          (114)       13,032         7,902         2,055          (797)          268       (94,296)
  --------------------------------------------------------------------------------------------------------------------------

          13             3            --         6,947           293         4,740           672            --       371,962
      (1,411)       (1,276)           --       (27,541)      (11,204)         (323)         (232)           --       (51,392)
      18,327        25,247           114       158,812       133,306        (1,293)          434         6,535       513,119
  --------------------------------------------------------------------------------------------------------------------------

      16,929        23,974           114       138,218       122,395         3,124           874         6,535       833,689
  --------------------------------------------------------------------------------------------------------------------------
      18,844        30,242            --       151,250       130,297         5,179            77         6,803       739,393
  --------------------------------------------------------------------------------------------------------------------------
          --            --            --            --            --            --            --            --         2,320
  --------------------------------------------------------------------------------------------------------------------------
  $   18,844    $   30,242    $       --    $  151,250    $  130,297    $    5,179    $       77    $    6,803    $  741,713
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------
                                                                         LARGE CAP     LARGE CAP     LARGE CAP
                                                                        EUROPE (A)    GROWTH (B)     JAPAN (A)
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $    4,449    $        4    $       --
Expenses:
   Mortality and expense risk fees ...................................          61             1            84
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................       4,388             3           (84)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................           2            --           762
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................          --             4            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................          27            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .          29             4           762
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................      (2,601)           32            87
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $    1,816    $       39    $      765
===============================================================================================================

                                                                         RYDEX VARIABLE TRUST (CONTINUED)
                                                                         --------------------------------
                                                                                        LONG DYNAMIC
                                                                           LEISURE (A)   DOW 30 (B)
----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $       --    $    1,045
Expenses:
   Mortality and expense risk fees ...................................            102            42
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................           (102)        1,003
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................             37            --
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            221           110
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .            258           110
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................          2,698           (68)
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $    2,854    $    1,045
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------
                                                                         LARGE CAP     LARGE CAP     LARGE CAP
                                                                        EUROPE (A)    GROWTH (B)     JAPAN (A)
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................  $    4,388    $        3    $      (84)
   Net realized gain (loss) on investments in portfolio shares .......          29             4           762
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................      (2,601)           32            87
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......       1,816            39           765
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............          --            --            --
   Contract redemptions ..............................................          --            --        (1,553)
   Net transfers .....................................................      30,878           614         1,727
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      30,878           614           174
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      32,694           653           939
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................          --            --            --
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   32,694    $      653    $      939
===============================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                                        --------------------------------
                                                                                        LONG DYNAMIC
                                                                           LEISURE (A)   DOW 30 (B)
----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................     $     (102)   $    1,003
   Net realized gain (loss) on investments in portfolio shares .......            258           110
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................          2,698           (68)
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......          2,854         1,045
---------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............             30            --
   Contract redemptions ..............................................           (745)           --
   Net transfers .....................................................         15,479        23,518
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................         14,764        23,518
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................         17,618        24,563
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................             --            --
---------------------------------------------------------------------------------------------------
               Net assets, end of period .............................     $   17,618    $   24,563
===================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    For the period July 31, 2004 (inception of fund) through December 31,
      2004.

   The accompanying notes are an integral part of these financial statements.

                                               RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                                                           PRECIOUS        REAL         SECTOR        TITAN         TRANS-
    MEDIUS        MEKROS         NOVA          OTC        METALS (A)     ESTATE (A)    ROTATION       500 (A)  PORTATION (A)
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $       --    $      518    $       --    $       --    $       17    $       --    $       --    $       --

       2,560         3,728        10,806        14,026           216            21           836             8            86
  --------------------------------------------------------------------------------------------------------------------------
      (2,560)       (3,728)      (10,288)      (14,026)         (216)           (4)         (836)           (8)          (86)
  --------------------------------------------------------------------------------------------------------------------------


     (22,145)     (135,511)       69,469        31,100         2,094             1          (364)           --         5,639

       6,163         5,086            --            --            --            97            --           130            63

       1,588         2,065            --            --            --             8            --            --            --
  --------------------------------------------------------------------------------------------------------------------------
     (14,394)     (128,360)       69,469        31,100         2,094           106          (364)          130         5,702
  --------------------------------------------------------------------------------------------------------------------------

       9,908        38,451       (13,168)       (3,227)         (193)          546         4,503            64           881
  --------------------------------------------------------------------------------------------------------------------------
  $   (7,046)   $  (93,637)   $   46,013    $   13,847    $    1,685    $      648    $    3,303    $      186    $    6,497
  ==========================================================================================================================








                                               RYDEX VARIABLE TRUST (CONTINUED)
  --------------------------------------------------------------------------------------------------------------------------
                                                           PRECIOUS        REAL         SECTOR        TITAN         TRANS-
    MEDIUS        MEKROS         NOVA          OTC        METALS (A)     ESTATE (A)    ROTATION       500 (A)  PORTATION (A)
  --------------------------------------------------------------------------------------------------------------------------

  $   (2,560)   $   (3,728)   $  (10,288)   $  (14,026)   $     (216)   $       (4)   $     (836)   $       (8)   $      (86)
     (14,394)     (128,360)       69,469        31,100         2,094           106          (364)          130         5,702

       9,908        38,451       (13,168)       (3,227)         (193)          546         4,503            64           881
  --------------------------------------------------------------------------------------------------------------------------
      (7,046)      (93,637)       46,013        13,847         1,685           648         3,303           186         6,497
  --------------------------------------------------------------------------------------------------------------------------

       2,278           (15)       25,164        24,444            11            --         1,333            16            --
     (24,318)      (14,028)     (141,140)     (122,044)         (987)           --        (2,302)           --        (1,000)
     134,333       235,020      (401,035)       (8,298)        3,651         3,912       (17,715)        4,506         5,824
  --------------------------------------------------------------------------------------------------------------------------

     112,293       220,977      (517,011)     (105,898)        2,675         3,912       (18,684)        4,522         4,824
  --------------------------------------------------------------------------------------------------------------------------
     105,247       127,340      (470,998)      (92,051)        4,360         4,560       (15,381)        4,708        11,321
  --------------------------------------------------------------------------------------------------------------------------
      77,034       173,193     1,226,625     1,106,381            --            --        70,240            --            --
  --------------------------------------------------------------------------------------------------------------------------
  $  182,281    $  300,533    $  755,627    $1,014,330    $    4,360    $    4,560    $   54,859    $    4,708    $   11,321
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------
                                                                           U.S.          U.S.
                                                                        GOVERNMENT    GOVERNMENT
                                                                           BOND      MONEY MARKET      URSA
---------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $    6,467    $    2,290    $       --
Expenses:
   Mortality and expense risk fees ...................................       2,743        12,106           372
---------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................       3,724        (9,816)         (372)
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................     (20,895)           --        (6,843)
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................       5,735            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................       1,678            --            --
---------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .     (13,482)           --        (6,843)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        (550)           --            22
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  (10,308)   $   (9,816)   $   (7,193)
===============================================================================================================

                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------

                                                                                          VELOCITY
                                                                         UTILITIES (A)     100 (A)
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............     $    1,298    $       --
Expenses:
   Mortality and expense risk fees ...................................            599            21
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................            699           (21)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................            429             1
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .            429             1
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................         11,125           803
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....     $   12,253    $      783
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ---------------------------------------
                                                                           U.S.          U.S.
                                                                        GOVERNMENT    GOVERNMENT
                                                                           BOND      MONEY MARKET      URSA
---------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................  $    3,724    $   (9,816)   $     (372)
   Net realized gain (loss) on investments in portfolio shares .......     (13,482)           --        (6,843)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        (550)           --            22
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     (10,308)       (9,816)       (7,193)
---------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      42,813     3,363,641        21,591
   Contract redemptions ..............................................     (30,081)     (133,687)         (249)
   Net transfers .....................................................      63,940       (33,471)      (14,412)
---------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................      76,672     3,196,483         6,930
---------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      66,364     3,186,667          (263)
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      29,592       434,675         2,297
---------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $   95,956    $3,621,342    $    2,034
===============================================================================================================

                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------

                                                                                          VELOCITY
                                                                         UTILITIES (A)     100 (A)
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................     $      699    $      (21)
   Net realized gain (loss) on investments in portfolio shares .......            429             1
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................         11,125           803
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         12,253           783
---------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............              2            --
   Contract redemptions ..............................................         (4,276)           --
   Net transfers .....................................................        124,656        11,489
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................        120,382        11,489
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................        132,635        12,272
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................             --            --
---------------------------------------------------------------------------------------------------
               Net assets, end of period .............................     $  132,635    $   12,272
===================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    For the period January 1, 2004 through August 31, 2004 (termination of fund).
c) Effective April 8, 2005, the fund was merged into Wells Fargo Advantage Discovery.
e) Effective April 8, 2005, the fund was renamed Wells Fargo Advantage Opportunity.

   The accompanying notes are an integral part of these financial statements.

                                                                         STRONG                       THIRD
                                                                        VARIABLE                      AVENUE        LEVCO
                                                                        INSURANCE                    VARIABLE       SERIES
  SALOMON BROTHERS VARIABLE SERIES FUNDS      SELIGMAN PORTFOLIOS         FUNDS                    SERIES TRUST     TRUST
  --------------------------------------  --------------------------    ----------                 ------------   ----------
                                          COMMUNICATIONS                                STRONG
                STRATEGIC       TOTAL          AND          GLOBAL        MID CAP     OPPORTUNITY                   EQUITY
  ALL CAP (A)    BOND (A)     RETURN (A)   INFORMATION    TECHNOLOGY   GROWTH II (C)  FUND II (D)     VALUE        VALUE (B)
  --------------------------------------------------------------------------------------------------------------------------

  $       15    $      563    $      241    $       --    $       --    $       --    $       --    $      993    $      539

          15           352            58         5,029         2,315        16,123        17,428         2,528           348
  --------------------------------------------------------------------------------------------------------------------------
          --           211           183        (5,029)       (2,315)      (16,123)      (17,428)       (1,535)          191
  --------------------------------------------------------------------------------------------------------------------------


           1         3,116           (51)       31,048         1,304        48,189        68,190         9,340        14,594

          --             7            25            --            --            --            --           410            --

          --           170           197            --            --            --            --         1,490            --
  --------------------------------------------------------------------------------------------------------------------------
           1         3,293           171        31,048         1,304        48,189        68,190        11,240        14,594
  --------------------------------------------------------------------------------------------------------------------------

         274          (509)          187         3,354         6,727       129,613       117,476        18,770       (10,576)
  --------------------------------------------------------------------------------------------------------------------------
  $      275    $    2,995    $      541    $   29,373    $    5,716    $  161,679    $  168,238    $   28,475    $    4,209
  ==========================================================================================================================








                                                                         STRONG                       THIRD
                                                                        VARIABLE                      AVENUE        LEVCO
                                                                        INSURANCE                    VARIABLE       SERIES
  SALOMON BROTHERS VARIABLE SERIES FUNDS      SELIGMAN PORTFOLIOS         FUNDS                    SERIES TRUST     TRUST
  --------------------------------------  --------------------------    ----------                 ------------   ----------
                                          COMMUNICATIONS                                STRONG
                STRATEGIC       TOTAL          AND          GLOBAL        MID CAP     OPPORTUNITY                   EQUITY
  ALL CAP (A)    BOND (A)     RETURN (A)   INFORMATION    TECHNOLOGY   GROWTH II (C)  FUND II (D)     VALUE        VALUE (B)
  --------------------------------------------------------------------------------------------------------------------------

  $       --    $      211    $      183    $   (5,029)   $   (2,315)   $  (16,123)   $  (17,428)   $   (1,535)   $      191
           1         3,293           171        31,048         1,304        48,189        68,190        11,240        14,594

         274          (509)          187         3,354         6,727       129,613       117,476        18,770       (10,576)
  --------------------------------------------------------------------------------------------------------------------------
         275         2,995           541        29,373         5,716       161,679       168,238        28,475         4,209
  --------------------------------------------------------------------------------------------------------------------------

          --             3         1,319         8,116         1,195        18,660        37,109        22,491           322
          --        (4,980)         (172)      (54,944)      (10,387)      (71,373)     (226,431)      (11,652)         (676)
       2,794        14,393        11,901        11,800        (8,611)     (367,641)      434,146       143,335      (347,027)
  --------------------------------------------------------------------------------------------------------------------------

       2,794         9,416        13,048       (35,028)      (17,803)     (420,354)      244,824       154,174      (347,381)
  --------------------------------------------------------------------------------------------------------------------------
       3,069        12,411        13,589        (5,655)      (12,087)     (258,675)      413,062       182,649      (343,172)
  --------------------------------------------------------------------------------------------------------------------------
          --            --            --       352,647       184,622     1,323,732     1,005,780        77,173       343,172
  --------------------------------------------------------------------------------------------------------------------------
  $    3,069    $   12,411    $   13,589    $  346,992    $  172,535    $1,065,057    $1,418,842    $  259,822    $       --
  ==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            VAN ECK WORLDWIDE INSURANCE TRUST
                                                                        ----------------------------------------

                                                                          ABSOLUTE                     EMERGING
                                                                           RETURN         BOND         MARKETS
----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $        --   $    22,198   $     4,293
Expenses:
   Mortality and expense risk fees ...................................          147         3,250         9,771
----------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (147)       18,948        (5,478)
7----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................           (2)        4,783        93,496
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................           --            --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................           --            --            --
----------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .           (2)        4,783        93,496
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................           44        (9,340)       54,616
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $      (105)  $    14,391   $   142,634
================================================================================================================

                                                                      VAN ECK WORLDWIDE INSURANCE TRUST
                                                                      ---------------------------------

                                                                              HARD         REAL
                                                                             ASSETS       ESTATE
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $     2,101   $     3,977
Expenses:
   Mortality and expense risk fees ...................................          8,081         4,140
---------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................         (5,980)         (163)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................        101,955        31,220
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................             --            --
---------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares .        101,955        31,220
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................         16,313        34,099
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....    $   112,288   $    65,156
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           VAN ECK WORLDWIDE INSURANCE TRUST
                                                                        ----------------------------------------

                                                                          ABSOLUTE                     EMERGING
                                                                           RETURN         BOND         MARKETS
----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................  $      (147)  $    18,948   $    (5,478)
   Net realized gain (loss) on investments in portfolio shares .......           (2)        4,783        93,496
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................           44        (9,340)       54,616
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......         (105)       14,391       142,634
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        3,824         6,866        16,191
   Contract redemptions ..............................................          (30)      (21,458)      (46,677)
   Net transfers .....................................................       11,627       (30,264)      (67,842)
----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................       15,421       (44,856)      (98,328)
----------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................       15,316       (30,465)       44,306
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................           --       243,985       775,713
----------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $    15,316   $   213,520   $   820,019
================================================================================================================

                                                                      VAN ECK WORLDWIDE INSURANCE TRUST
                                                                      ---------------------------------

                                                                              HARD         REAL
                                                                             ASSETS       ESTATE
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expenses) ..................................    $    (5,980)  $      (163)
   Net realized gain (loss) on investments in portfolio shares .......        101,955        31,220
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................         16,313        34,099
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......        112,288        65,156
---------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        160,376         7,780
   Contract redemptions ..............................................        (70,729)      (88,743)
   Net transfers .....................................................       (157,165)      121,044
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................        (67,518)       40,081
---------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................         44,770       105,237
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................        567,810       188,638
---------------------------------------------------------------------------------------------------
               Net assets, end of period .............................    $   612,580   $   293,875
===================================================================================================

   The accompanying notes are an integral part of these financial statements.

    VARIABLE
    INSURANCE
      FUNDS
   -----------
     CHOICE
     MARKET         COMBINED
     NEUTRAL          TOTAL
   --------------------------

   $        --    $   724,957

         5,860        766,012
   --------------------------
        (5,860)       (41,055)
   --------------------------


       (57,594)     3,549,221

         3,514        104,537

            --        133,903
   --------------------------
       (54,080)     3,787,661
   --------------------------

        (8,758)       209,069
   --------------------------
   $   (68,698)   $ 3,955,675
   ==========================








    VARIABLE
    INSURANCE
      FUNDS
   -----------
     CHOICE
     MARKET         COMBINED
     NEUTRAL          TOTAL
   --------------------------

   $    (5,860)   $   (41,055)
       (54,080)     3,787,661

        (8,758)       209,069
   --------------------------
       (68,698)     3,955,675
   --------------------------

       213,362      6,643,295
       (57,813)    (6,081,620)
      (563,708)       (34,814)
   --------------------------

      (408,159)       526,861
   --------------------------
      (476,857)     4,482,536
   --------------------------
       530,945     52,252,223
   --------------------------
   $    54,088    $56,734,759
   ==========================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 AND DECEMBER 31, 2004

(1) GENERAL

      Jefferson National Life Annuity Account H ("Account H) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account H was established on November 1, 1999, and commenced operations on February 11, 2000, as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of Account H are included in the operations of Jefferson National Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account H is a party or to which the assets of Account H are subject. Neither the Company nor Inviva Securities Corporation, the distributor of the Account H's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account H.

      On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

      The following investment options are available to new investors currently.

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Stock Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Real Estate Fund Series I
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND DECEMBER 31, 2004

PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Bond
PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
POTOMAC INSURANCE TRUST
   Dynamic VP HY Bond Fund
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Arktos Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Commodities Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Financial Services Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow 30 Fund
   Inverse Mid-Cap Fund
   Inverse Small-Cap Fund
   Juno Fund
   Large-Cap Europe Fund
   Large-Cap Growth Fund
   Large-Cap Japan Fund
   Large-Cap Value Fund
   Leisure Fund
   Long Dynamic Dow 30 Fund
   Medius Fund
   Mekros Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Strengthening Dollar Fund
   Technology Fund
   Telecommunications Fund
   Titan 500 Fund
   Transportation Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
   Ursa Fund
   Utilities Fund
   Velocity 100 Fund
   Weakening Dollar Fund
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   High Yield Bond Fund
   Large Cap Growth Fund
   SB Government Portfolio
   Strategic Bond Fund
   Total Return Bond Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
   Discovery Fund
   Opportunity Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account H does not hold any investments that are restricted as to resale.

      Net investment income and net capital realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND DECEMBER 31, 2004

pro rata share of the assets of Account H as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account H are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account H and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2005 and 2004 were $46,442,468 and $72,258,628, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2005 and 2004 were $49,940,527 and $71,534,430, respectively.

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account H a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account H, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $781,613 and $766,012 for the years ended December 31, 2005 and 2004, respectively.

      Pursuant to an agreement between Account H and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account H. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges for the years ended December 31, 2005 and 2004 were $368,513 and $320,914, respectively.

5) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account H.

      The total return is presented using the minimum and maximum expense ratio unit values. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated for the minimum and maximum ratios. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2005.........     135        $15.70    $15.13       1.40%      2.00%    $2,118       4.11%      3.56%      1.65%
     December 31, 2004.........     144         15.08     14.61       1.40%      2.00%     2,159       9.35%      8.62%      1.97%
     December 31, 2003.........     166         13.79     13.45       1.40%      2.00%     2,283      21.58%     20.85%      2.29%
     December 31, 2002.........     192         11.35     11.13       1.40%      2.00%     2,174     -14.13%    -14.66%      3.11%
     December 31, 2001.........     324         13.21     13.04       1.40%      2.00%     4,275      -7.91%     -8.46%      5.87%
   Equity Portfolio
     December 31, 2005.........     111         21.71     20.92       1.40%      2.00%     2,400       9.92%      9.24%      0.52%
     December 31, 2004.........     109         19.75     19.15       1.40%      2.00%     2,136      19.23%     18.50%      0.31%
     December 31, 2003.........     138         16.57     16.16       1.40%      2.00%     2,273      35.27%     34.46%      0.25%
     December 31, 2002.........     146         12.25     12.02       1.40%      2.00%     1,784     -14.62%    -15.13%      0.28%
     December 31, 2001.........     201         14.34     14.16       1.40%      2.00%     2,880     -11.56%    -12.09%      0.49%
   Fixed Income Portfolio
     December 31, 2005.........      81         13.76     13.26       1.40%      2.00%     1,112       0.88%      0.30%      4.47%
     December 31, 2004.........      98         13.64     13.22       1.40%      2.00%     1,328       3.27%      2.64%      4.39%
     December 31, 2003.........     109         13.21     12.88       1.40%      2.00%     1,437       7.81%      7.16%      4.86%
     December 31, 2002.........     166         12.25     12.02       1.40%      2.00%     2,023       3.23%      2.61%      5.92%
     December 31, 2001.........     162         11.87     11.71       1.40%      2.00%     1,918       7.32%      6.67%      5.40%
   Government Securities Portfolio
     December 31, 2005.........      94         12.69     12.23       1.40%      2.00%     1,192       0.32%     -0.33%      3.72%
     December 31, 2004.........     103         12.65     12.27       1.40%      2.00%     1,295       1.03%      0.49%      3.33%
     December 31, 2003.........     133         12.52     12.21       1.40%      2.00%     1,661      -0.05%     -0.65%      3.39%
     December 31, 2002.........     263         12.53     12.29       1.40%      2.00%     3,289       7.81%      7.17%      3.76%
     December 31, 2001.........     164         11.62     11.47       1.40%      2.00%     1,904       4.65%      4.02%      5.18%
   High Yield Portfolio
     December 31, 2005.........      69         14.79     14.30       1.40%      2.00%     1,015      -0.27%     -0.83%      5.93%
     December 31, 2004.........      75         14.83     14.42       1.40%      2.00%     1,117       9.15%      8.50%      6.51%
     December 31, 2003.........      90         13.59     13.29       1.40%      2.00%     1,222      25.61%     24.86%      6.71%
     December 31, 2002.........     106         10.82     10.64       1.40%      2.00%     1,144       4.00%      3.38%      8.64%
     December 31, 2001.........      82         10.40     10.30       1.40%      2.00%       848       1.73%      1.12%      1.64%
   Money Market Portfolio
     December 31, 2005.........     306         11.48     11.06       1.40%      2.00%     3,499       1.50%      0.82%      2.87%
     December 31, 2004.........     230         11.31     10.97       1.40%      2.00%     2,596      -0.49%     -0.99%      0.88%
     December 31, 2003.........     239         11.37     11.08       1.40%      2.00%     2,712      -0.77%     -1.36%      0.67%
     December 31, 2002.........     697         11.45     11.24       1.40%      2.00%     7,969      -0.16%     -0.76%      1.26%
     December 31, 2001.........     855         11.47     11.32       1.40%      2.00%     9,799       2.52%      1.90%      6.80%
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2005.........       5         14.67     14.44       1.40%      2.00%        80       3.97%      3.36%      0.00%
     December 31, 2004.........       4         14.11     13.97       1.40%      2.00%        60       9.27%      8.63%      0.00%
     December 31, 2003.........       6         12.91     12.86       1.40%      2.00%        73      29.13%     28.62%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Core Stock Fund
     December 31, 2005.........      12         10.95     10.55       1.40%      2.00%       136       1.96%      1.34%      0.37%
     December 31, 2004.........      18         10.74     10.41       1.40%      2.00%       188       2.79%      2.16%      0.70%
     December 31, 2003.........      28         10.45     10.19       1.40%      2.00%       288      20.89%     20.17%      1.07%
     December 31, 2002.........      39          8.64      8.48       1.40%      2.00%       335     -20.24%    -20.72%      1.16%
     December 31, 2001.........      64         10.84     10.70       1.40%      2.00%       691     -10.24%    -10.78%      1.87%
   Financial Services Fund
     December 31, 2005.........      14         11.63     11.31       1.40%      2.00%       168       4.40%      3.86%      1.25%
     December 31, 2004.........      18         11.14     10.89       1.40%      2.00%       203       7.21%      6.45%      0.63%
     December 31, 2003.........      17         10.39     10.23       1.40%      2.00%       178      27.78%     27.02%      0.39%
     December 31, 2002.........      42          8.13      8.05       1.40%      2.00%       345     -16.09%    -16.59%      0.55%
     December 31, 2001.........      40          9.69      9.65       1.40%      2.00%       384      -3.84%     -4.23%      1.25%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
   Global Health Care Fund
     December 31, 2005.........      11        $10.86    $10.56       1.40%      2.00%    $  121       6.68%      6.02%      0.00%
     December 31, 2004.........      17         10.18      9.96       1.40%      2.00%       170       6.05%      5.40%      0.00%
     December 31, 2003.........      14          9.60      9.45       1.40%      2.00%       132      26.01%     25.25%      0.00%
     December 31, 2002.........      22          7.62      7.54       1.40%      2.00%       164     -25.50%    -25.95%      0.00%
     December 31, 2001.........      44         10.23     10.18       1.40%      2.00%       450       1.75%      1.34%      1.47%
   High Yield Fund
     December 31, 2005.........      29         10.91     10.80       1.40%      2.00%       319       1.30%      0.75%      8.22%
     December 31, 2004.........      39         10.77     10.72       1.40%      2.00%       417       8.02%      7.52%      2.74%
     Inception May 1, 2004.....      --          9.97      9.97        N/A        N/A         --        N/A        N/A        N/A
   Mid Cap Core Equity Fund
     December 31, 2005.........       9         14.69     14.46       1.40%      2.00%       129       5.76%      5.16%      0.28%
     December 31, 2004.........      10         13.89     13.75       1.40%      2.00%       141      11.98%     11.34%      0.02%
     December 31, 2003.........       8         12.40     12.35       1.40%      2.00%       100      24.56%     24.07%      0.04%
     Inception May 1, 2003.....      --          9.96      9.96        N/A        N/A         --        N/A        N/A        N/A
   Real Estate Fund
     December 31, 2005.........      20         22.02     21.42       1.40%      2.00%       449      12.63%     12.03%      1.17%
     December 31, 2004.........      17         19.55     19.12       1.40%      2.00%       328      34.67%     33.80%      0.88%
     December 31, 2003.........      14         14.52     14.29       1.40%      2.00%       206      36.89%     36.08%      1.39%
     December 31, 2002.........      19         10.60     10.50       1.40%      2.00%       203       4.90%      4.27%      1.02%
     December 31, 2001.........      --         10.11     10.07       1.40%      2.00%         6       0.79%      0.39%      2.42%
   Technology Fund
     December 31, 2005.........       8          5.65      5.49       1.40%      2.00%        45       0.71%      0.18%      0.00%
     December 31, 2004.........      14          5.61      5.48       1.40%      2.00%        80       3.24%      2.43%      0.00%
     December 31, 2003.........      16          5.43      5.35       1.40%      2.00%        85      43.27%     42.42%      0.00%
     December 31, 2002.........      12          3.79      3.75       1.40%      2.00%        45     -47.59%    -47.90%      0.00%
     December 31, 2001.........      30          7.24      7.20       1.40%      2.00%       216     -29.41%    -29.69%      0.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2005.........     117         13.57     13.08       1.40%      2.00%     1,585      10.50%      9.82%      0.23%
     December 31, 2004.........     109         12.28     11.91       1.40%      2.00%     1,337       3.99%      3.39%      0.00%
     December 31, 2003.........      86         11.81     11.52       1.40%      2.00%     1,010      33.28%     32.49%      0.00%
     December 31, 2002.........      97          8.86      8.69       1.40%      2.00%       862     -33.92%    -34.32%      0.04%
     December 31, 2001.........     173         13.41     13.23       1.40%      2.00%     2,326     -13.05%    -13.57%      0.24%
   Leveraged AllCap Portfolio
     December 31, 2005.........      78         16.72     16.11       1.40%      2.00%     1,295      12.82%     12.19%      0.00%
     December 31, 2004.........     105         14.82     14.36       1.40%      2.00%     1,557       6.71%      6.06%      0.00%
     December 31, 2003.........     160         13.89     13.54       1.40%      2.00%     2,223      32.85%     32.06%      0.00%
     December 31, 2002.........     133         10.45     10.26       1.40%      2.00%     1,384     -34.83%    -35.22%      0.01%
     December 31, 2001.........     154         16.04     15.83       1.40%      2.00%     2,461     -17.11%    -17.61%      0.00%
   MidCap Portfolio
     December 31, 2005.........     102         19.54     18.83       1.40%      2.00%     1,987       8.31%      7.66%      0.00%
     December 31, 2004.........     129         18.04     17.49       1.40%      2.00%     2,322      11.45%     10.77%      0.00%
     December 31, 2003.........     137         16.19     15.79       1.40%      2.00%     2,221      45.74%     44.87%      0.00%
     December 31, 2002.........     156         11.11     10.90       1.40%      2.00%     1,723     -30.52%    -30.94%      0.00%
     December 31, 2001.........     258         15.99     15.78       1.40%      2.00%     4,127      -7.83%     -8.39%      9.59%
   Small Capitalization Portfolio
     December 31, 2005.........      68         10.69     10.30       1.40%      2.00%       727      15.32%     14.57%      0.00%
     December 31, 2004.........      90          9.27      8.99       1.40%      2.00%       833      14.90%     14.23%      0.00%
     December 31, 2003.........     151          8.07      7.87       1.40%      2.00%     1,217      40.37%     39.53%      0.00%
     December 31, 2002.........      49          5.75      5.64       1.40%      2.00%       282     -27.25%    -27.69%      0.00%
     December 31, 2001.........     199          7.90      7.80       1.40%      2.00%     1,571     -30.50%    -30.92%      0.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2005.........       6        $11.72    $11.43       1.40%      2.00%    $   74       3.44%      2.79%      1.77%
     December 31, 2004.........      11         11.33     11.12       1.40%      2.00%       125       9.89%      9.23%      0.88%
     December 31, 2003.........      13         10.31     10.18       1.40%      2.00%       131      30.66%     29.88%      0.00%
     December 31, 2002.........      10          7.89      7.84       1.40%      2.00%        76     -23.14%    -23.60%      0.81%
     December 31, 2001.........      16         10.27     10.25       1.40%      2.00%       165       2.19%      2.08%      0.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2005.........      --         10.60     10.56       1.40%      2.00%        --       5.58%      5.18%      0.00%
     Inception May 1, 2005.....      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   Income & Growth Fund
     December 31, 2005.........      46         13.03     12.56       1.40%      2.00%       600       3.17%      2.53%      2.34%
     December 31, 2004.........      85         12.63     12.25       1.40%      2.00%     1,066      11.40%     10.76%      1.65%
     December 31, 2003.........      67         11.34     11.06       1.40%      2.00%       753      27.57%     26.82%      1.13%
     December 31, 2002.........      92          8.89      8.72       1.40%      2.00%       818     -20.49%    -20.97%      1.08%
     December 31, 2001.........      83         11.18     11.03       1.40%      2.00%       923      -9.64%    -10.18%      0.71%
   Inflation Protection Fund
     December 31, 2005.........       4         10.57     10.46       1.40%      2.00%        45       0.19%     -0.48%      4.05%
     December 31, 2004.........       5         10.55     10.51       1.40%      2.00%        52       5.08%      4.68%      1.98%
     Inception May 1, 2004.....      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   International Fund
     December 31, 2005.........      33         12.56     12.10       1.40%      2.00%       418      11.64%     11.01%      1.24%
     December 31, 2004.........      39         11.25     10.90       1.40%      2.00%       437      13.35%     12.60%      0.60%
     December 31, 2003.........      40          9.92      9.68       1.40%      2.00%       393      22.78%     22.05%      0.14%
     December 31, 2002.........      53          8.08      7.93       1.40%      2.00%       430     -21.48%    -21.95%      0.77%
     December 31, 2001.........      61         10.29     10.16       1.40%      2.00%       629     -30.17%    -30.59%      0.12%
   Value Fund
     December 31, 2005.........     107         16.57     15.96       1.40%      2.00%     1,766       3.63%      2.97%      0.93%
     December 31, 2004.........     122         15.99     15.50       1.40%      2.00%     1,941      12.71%     11.99%      1.00%
     December 31, 2003.........     128         14.19     13.84       1.40%      2.00%     1,812      27.17%     26.41%      1.12%
     December 31, 2002.........     144         11.16     10.95       1.40%      2.00%     1,601     -13.84%    -14.35%      1.12%
     December 31, 2001.........     206         12.95     12.78       1.40%      2.00%     2,657      11.24%     10.58%      0.71%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2005.........       1         11.49     11.45       1.40%      2.00%        15      13.43%     13.03%      0.00%
     Inception May 1, 2005.....      --         10.13     10.13        N/A        N/A         --        N/A        N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2005.........      28          9.81      9.46       1.40%      2.00%       270       2.19%      1.61%      0.00%
     December 31, 2004.........      74          9.60      9.31       1.40%      2.00%       713       4.69%      4.14%      0.72%
     December 31, 2003.........      38          9.17      8.94       1.40%      2.00%       351      24.25%     23.51%      0.11%
     December 31, 2002.........      43          7.38      7.24       1.40%      2.00%       319     -29.94%    -30.36%      0.20%
     December 31, 2001.........      53         10.53     10.40       1.40%      2.00%       561     -23.66%    -24.12%      0.06%
DREYFUS STOCK INDEX FUND
     December 31, 2005.........     223         12.19     11.74       1.40%      2.00%     2,707       3.31%      2.62%      1.56%
     December 31, 2004.........     294         11.80     11.44       1.40%      2.00%     3,460       9.06%      8.41%      1.90%
     December 31, 2003.........     261         10.82     10.55       1.40%      2.00%     2,816      26.58%     25.82%      1.45%
     December 31, 2002.........     391          8.55      8.39       1.40%      2.00%     3,335     -23.44%    -23.90%      1.32%
     December 31, 2001.........     389         11.17     11.02       1.40%      2.00%     4,338     -13.41%    -13.93%      1.09%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2005.........      15          9.95      9.59       1.40%      2.00%       152       4.74%      4.24%      0.00%
     December 31, 2004.........      23          9.50      9.20       1.40%      2.00%       214       6.42%      5.67%      1.62%
     December 31, 2003.........      17          8.93      8.71       1.40%      2.00%       151      21.81%     21.08%      0.81%
     December 31, 2002.........      26          7.33      7.19       1.40%      2.00%       190     -23.69%    -24.15%      0.33%
     December 31, 2001.........      39          9.60      9.48       1.40%      2.00%       370     -14.48%    -15.00%      0.26%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: (CONTINUED)
   International Value Portfolio
     December 31, 2005.........      44        $14.68    $14.14       1.40%      2.00%    $  640      10.38%      9.70%      0.00%
     December 31, 2004.........      60         13.30     12.89       1.40%      2.00%       801      18.35%     17.61%      1.09%
     December 31, 2003.........     105         11.24     10.96       1.40%      2.00%     1,176      34.46%     33.66%      0.74%
     December 31, 2002.........      40          8.36      8.20       1.40%      2.00%       330     -13.45%    -13.97%      0.80%
     December 31, 2001.........      17          9.66      9.53       1.40%      2.00%       168     -14.43%    -14.95%      0.95%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2005.........      16          8.84      8.52       1.40%      2.00%       139       4.74%      4.16%      6.39%
     December 31, 2004.........      22          8.44      8.18       1.40%      2.00%       184       8.48%      7.75%      4.93%
     December 31, 2003.........      31          7.78      7.59       1.40%      2.00%       241      18.99%     18.28%      6.43%
     December 31, 2002.........     128          6.54      6.42       1.40%      2.00%       838     -25.01%    -25.46%      7.70%
     December 31, 2001.........      48          8.72      8.61       1.40%      2.00%       422     -14.93%    -15.44%      3.17%
   High Income Bond Fund II
     December 31, 2005.........      54         11.91     11.47       1.40%      2.00%       641       1.28%      0.61%      7.51%
     December 31, 2004.........      73         11.76     11.40       1.40%      2.00%       854       8.89%      8.27%      8.73%
     December 31, 2003.........     121         10.80     10.53       1.40%      2.00%     1,301      20.52%     19.80%      6.78%
     December 31, 2002.........     188          8.96      8.79       1.40%      2.00%     1,673      -0.04%     -0.65%      7.66%
     December 31, 2001.........     124          8.96      8.85       1.40%      2.00%     1,106      -0.04%     -0.64%     20.77%
   International Equity Fund II
     December 31, 2005.........      28         13.29     12.81       1.40%      2.00%       368       7.52%      6.93%      0.00%
     December 31, 2004.........      39         12.36     11.98       1.40%      2.00%       479      12.47%     11.81%      0.00%
     December 31, 2003.........      52         10.99     10.71       1.40%      2.00%       567      30.02%     29.25%      0.00%
     December 31, 2002.........      40          8.45      8.29       1.40%      2.00%       335     -23.84%    -24.29%      0.00%
     December 31, 2001.........      29         11.09     10.95       1.40%      2.00%       323     -30.41%    -30.83%      5.73%
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2005.........      64         15.00     14.75       1.40%      2.00%       958      10.78%     10.16%      0.65%
     December 31, 2004.........      62         13.54     13.39       1.40%      2.00%       834      10.35%      9.66%      0.65%
     December 31, 2003.........      68         12.26     12.21       1.40%      2.00%       833      19.90%     19.34%      1.01%
     Inception March 21, 2003..      --         10.23     10.23        N/A        N/A         --        N/A        N/A        N/A
   International Growth Portfolio
     December 31, 2005.........      15         22.09     21.73       1.40%      2.00%       334      30.48%     29.73%      1.70%
     December 31, 2004.........       5         16.93     16.75       1.40%      2.00%        77      17.24%     16.56%      0.95%
     December 31, 2003.........       2         14.44     14.37       1.40%      2.00%        31      42.38%     41.72%      0.03%
     Inception March 21, 2003..      --         10.14     10.14        N/A        N/A         --        N/A        N/A        N/A
   Large Cap Growth Portfolio
     December 31, 2005.........     139         11.22     10.81       1.40%      2.00%     1,550       2.84%      2.27%      0.32%
     December 31, 2004.........     195         10.91     10.57       1.40%      2.00%     2,117       3.12%      2.42%      0.15%
     December 31, 2003.........     220         10.58     10.32       1.40%      2.00%     2,321      29.90%     29.13%      0.09%
     December 31, 2002.........     259          8.15      7.99       1.40%      2.00%     2,102     -27.53%    -27.97%      0.00%
     December 31, 2001.........     305         11.24     11.10       1.40%      2.00%     3,429     -25.79%    -26.24%      0.07%
   Mid Cap Growth Portfolio
     December 31, 2005.........      96         14.33     13.81       1.40%      2.00%     1,373      10.74%     10.13%      0.00%
     December 31, 2004.........     124         12.94     12.54       1.40%      2.00%     1,600      19.04%     18.30%      0.00%
     December 31, 2003.........     125         10.86     10.60       1.40%      2.00%     1,356      33.23%     32.43%      0.00%
     December 31, 2002.........     141          8.16      8.00       1.40%      2.00%     1,149     -28.94%    -29.36%      0.00%
     December 31, 2001.........     189         11.48     11.32       1.40%      2.00%     2,170     -40.30%    -40.66%      0.00%
   Worldwide Growth Portfolio
     December 31, 2005.........     106         11.88     11.45       1.40%      2.00%     1,258       4.39%      3.81%      1.29%
     December 31, 2004.........     144         11.38     11.03       1.40%      2.00%     1,632       3.36%      2.70%      1.02%
     December 31, 2003.........     162         11.01     10.74       1.40%      2.00%     1,777      22.27%     21.54%      0.71%
     December 31, 2002.........     195          9.01      8.84       1.40%      2.00%     1,752     -26.54%    -26.98%      0.84%
     December 31, 2001.........     264         12.26     12.10       1.40%      2.00%     3,227     -23.52%    -23.98%      0.49%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2005.........      33        $17.57    $17.39       1.40%      2.00%    $  573      38.89%     38.02%      0.38%
     December 31, 2004.........       6         12.65     12.60       1.40%      2.00%        79      28.82%     28.31%      0.00%
     Inception May 1, 2004.....      --          9.82      9.82        N/A        N/A         --        N/A        N/A        N/A
   Equity Portfolio
     December 31, 2005.........      13         11.91     11.48       1.40%      2.00%       151       1.88%      1.32%      0.68%
     December 31, 2004.........      15         11.69     11.33       1.40%      2.00%       179      10.26%      9.57%      0.61%
     December 31, 2003.........      19         10.60     10.34       1.40%      2.00%       204      22.29%     21.56%      0.66%
     December 31, 2002.........      21          8.67      8.51       1.40%      2.00%       181     -17.42%    -17.91%      0.09%
     December 31, 2001.........       9         10.50     10.36       1.40%      2.00%        95      -8.76%     -9.31%      0.40%
   International Equity Portfolio
     December 31, 2005.........       7         12.32     12.20       1.40%      2.00%       103       9.12%      8.44%      1.09%
     December 31, 2004.........       1         11.29     11.25       1.40%      2.00%        10      13.70%     13.29%      0.00%
     Inception May 1, 2004.....      --          9.93      9.93        N/A        N/A         --        N/A        N/A        N/A
   Small Cap Portfolio
     December 31, 2005.........      44         17.20     16.57       1.40%      2.00%       750       2.56%      1.91%      0.00%
     December 31, 2004.........      80         16.77     16.26       1.40%      2.00%     1,344      13.31%     12.60%      0.00%
     December 31, 2003.........     111         14.80     14.44       1.40%      2.00%     1,633      35.32%     34.51%      0.00%
     December 31, 2002.........      90         10.94     10.73       1.40%      2.00%       984     -18.82%    -19.31%      0.00%
     December 31, 2001.........     111         13.48     13.30       1.40%      2.00%     1,492      16.97%     16.27%      6.22%
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2005.........       7         14.36     14.13       1.40%      2.00%        98       2.35%      1.73%      1.76%
     December 31, 2004.........       5         14.03     13.89       1.40%      2.00%        76      14.85%     14.13%      2.73%
     December 31, 2003.........      --         12.22     12.17       1.40%      2.00%         5      22.16%     21.67%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Growth and Income Portfolio
     December 31, 2005.........      99         15.44     14.88       1.40%      2.00%     1,521       1.85%      1.22%      0.81%
     December 31, 2004.........     153         15.16     14.70       1.40%      2.00%     2,312      11.07%     10.44%      0.80%
     December 31, 2003.........     167         13.65     13.31       1.40%      2.00%     2,267      29.19%     28.42%      0.63%
     December 31, 2002.........     201         10.56     10.36       1.40%      2.00%     2,114     -19.17%    -19.66%      0.54%
     December 31, 2001.........     167         13.07     12.90       1.40%      2.00%     2,171      -8.02%     -8.58%      0.59%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2005.........      --         14.04     13.82       1.40%      2.00%         3       1.52%      0.88%      0.00%
     December 31, 2004.........       2         13.83     13.70       1.40%      2.00%        27      10.28%      9.69%      0.00%
     December 31, 2003.........       6         12.54     12.49       1.40%      2.00%        73      24.90%     24.41%      0.07%
     Inception May 1, 2003.....      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   High Income Bond Portfolio
     December 31, 2005.........      --         10.32     10.28       1.40%      2.00%        --       3.20%      2.80%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Limited Maturity Bond Portfolio
     December 31, 2005.........      55         12.06     11.62       1.40%      2.00%       657       0.08%     -0.51%      2.47%
     December 31, 2004.........      83         12.05     11.68       1.40%      2.00%       994      -0.65%     -1.27%      3.57%
     December 31, 2003.........      97         12.13     11.83       1.40%      2.00%     1,180       1.00%      0.40%      4.08%
     December 31, 2002.........     179         12.00     11.78       1.40%      2.00%     2,149       3.87%      3.25%      3.45%
     December 31, 2001.........     104         11.56     11.41       1.40%      2.00%     1,205       7.26%      6.62%      2.28%
   Mid-Cap Growth Portfolio
     December 31, 2005.........      44          9.75      9.48       1.40%      2.00%       426      12.20%     11.53%      0.00%
     December 31, 2004.........      89          8.69      8.50       1.40%      2.00%       771      14.70%     13.94%      0.00%
     December 31, 2003.........       9          7.58      7.46       1.40%      2.00%        68      26.29%     25.54%      0.00%
     December 31, 2002.........       5          6.00      5.94       1.40%      2.00%        28     -30.32%    -30.74%      0.00%
     December 31, 2001.........      36          8.61      8.58       1.40%      2.00%       311     -14.55%    -14.90%      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
   Partners Portfolio
     December 31, 2005.........      79        $13.79    $13.28       1.40%      2.00%    $1,102      16.47%     15.68%      1.08%
     December 31, 2004.........      49         11.84     11.48       1.40%      2.00%       577      17.29%     16.67%      0.01%
     December 31, 2003.........      38         10.09      9.84       1.40%      2.00%       383      33.21%     32.42%      0.00%
     December 31, 2002.........      32          7.58      7.43       1.40%      2.00%       244     -25.20%    -25.65%      0.39%
     December 31, 2001.........      33         10.13     10.00       1.40%      2.00%       334      -4.19%     -4.76%      0.31%
   Regency Portfolio
     December 31, 2005.........      11         17.37     17.09       1.40%      2.00%       185      10.50%      9.76%      0.14%
     December 31, 2004.........       6         15.72     15.57       1.40%      2.00%       100      20.62%     19.95%      0.04%
     December 31, 2003.........      --         13.03     12.98       1.40%      2.00%        --      30.19%     29.67%    N/A
     Inception May 1, 2003.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A
   Socially Responsive Portfolio
     December 31, 2005.........       9         11.90     11.78       1.40%      2.00%       104       5.40%      4.71%      0.00%
     December 31, 2004.........      --         11.29     11.25       1.40%      2.00%        --      12.79%     12.39%      0.00%
     Inception May 1, 2004.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A
PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2005.........      12         10.11     10.01       1.40%      2.00%       194       1.30%      0.70%      3.19%
     December 31, 2004.........      --          9.98      9.94       1.40%      2.00%        --      -0.20%     -0.60%      0.55%
     Inception May 1, 2004.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Real Return Portfolio
     December 31, 2005.........      26         11.37     11.19       1.40%      2.00%       297       0.71%      0.09%      2.85%
     December 31, 2004.........      16         11.29     11.18       1.40%      2.00%       185       7.32%      6.78%      1.02%
     December 31, 2003.........       8         10.52     10.47       1.40%      2.00%        86       4.79%      4.37%      0.30%
     Inception May 1, 2003.....      --         10.03     10.03        N/A        N/A         --        N/A        N/A        N/A
   Short-Term Portfolio
     December 31, 2005.........      13         10.12     10.02       1.40%      2.00%       127       1.10%      0.50%      3.00%
     December 31, 2004.........       4         10.01      9.97       1.40%      2.00%        39       0.10%     -0.30%      1.30%
     Inception May 1, 2004.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Total Return Portfolio
     December 31, 2005.........      50         10.57     10.40       1.40%      2.00%       533       1.05%      0.48%      3.55%
     December 31, 2004.........      30         10.46     10.35       1.40%      2.00%       313       3.46%      2.78%      1.93%
     December 31, 2003.........       3         10.11     10.07       1.40%      2.00%        34       1.02%      0.61%      0.72%
     Inception May 1, 2003.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond Portfolio
     December 31, 2005.........      --          9.98      9.95       1.40%      2.00%         1      -0.20%     -0.50%      1.94%
     Inception July 15, 2005...      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Equity Income Portfolio
     December 31, 2005.........      46         10.88     10.56       1.40%      2.00%       498       4.02%      3.43%      2.05%
     December 31, 2004.........      36         10.46     10.21       1.40%      2.00%       374      14.44%     13.82%      2.04%
     December 31, 2003.........      41          9.14      8.97       1.40%      2.00%       376      20.57%     19.85%      1.99%
     December 31, 2002.........      28          7.58      7.49       1.40%      2.00%       214     -17.22%    -17.71%      2.47%
     December 31, 2001.........      29          9.16      9.10       1.40%      2.00%       263      -7.22%     -7.77%      9.61%
   Europe Portfolio
     December 31, 2005.........      --          9.73      9.44       1.40%      2.00%         4       6.34%      5.59%      0.24%
     December 31, 2004.........       2          9.15      8.94       1.40%      2.00%        22      16.56%     15.95%      0.04%
     December 31, 2003.........      17          7.85      7.71       1.40%      2.00%       130      31.08%     30.29%      0.33%
     December 31, 2002.........       8          5.99      5.92       1.40%      2.00%        47     -20.19%    -20.66%      0.00%
     December 31, 2001.........       5          7.51      7.46       1.40%      2.00%        39     -24.50%    -24.95%      0.00%
   Fund Portfolio
     December 31, 2005.........      39          9.71      9.42       1.40%      2.00%       385       4.52%      3.86%      1.14%
     December 31, 2004.........      53          9.29      9.07       1.40%      2.00%       497       9.29%      8.75%      1.05%
     December 31, 2003.........      29          8.50      8.34       1.40%      2.00%       244      21.72%     21.00%      0.93%
     December 31, 2002.........      18          6.98      6.90       1.40%      2.00%       124     -20.38%    -20.85%      0.96%
     December 31, 2001.........      11          8.77      8.71       1.40%      2.00%        99     -10.87%    -11.40%      1.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)
   High Yield Portfolio
     December 31, 2005.........       3        $10.44    $10.40       1.40%      2.00%    $   35       4.40%      4.00%      3.47%
     Inception May 1, 2005.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Mid Cap Value Portfolio
     December 31, 2005.........       9         10.90     10.86       1.40%      2.00%        95       8.35%      7.95%      0.00%
     Inception May 1, 2005.....      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
   Money Market Portfolio
     December 31, 2005.........      --         10.09     10.05       1.40%      2.00%        --       0.90%      0.50%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
POTOMAC INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2005.........       1         10.43     10.39       1.40%      2.00%        12       3.68%      3.28%      2.95%
     Inception May 1, 2005.....      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
ROYCE CAPITAL FUND:
   Micro-Cap Fund
     December 31, 2005.........      12         18.23     17.94       1.40%      2.00%       226      10.02%      9.39%      0.51%
     December 31, 2004.........      31         16.57     16.40       1.40%      2.00%       517      12.26%     11.56%      0.00%
     December 31, 2003.........      11         14.76     14.70       1.40%      2.00%       164      46.81%     46.23%      0.00%
     Inception May 1, 2003.....      --         10.05     10.05        N/A        N/A         --        N/A        N/A        N/A
   Small-Cap Fund
     December 31, 2005.........      43         18.37     18.08       1.40%      2.00%       797       7.05%      6.42%      0.00%
     December 31, 2004.........      38         17.16     16.99       1.40%      2.00%       659      23.19%     22.49%      0.00%
     December 31, 2003.........      12         13.93     13.87       1.40%      2.00%       165      39.54%     38.99%      0.00%
     Inception May 1, 2003.....      --          9.98      9.98        N/A        N/A         --        N/A        N/A        N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2005.........      --         11.27     11.22       1.40%      2.00%        --      12.25%     11.75%      0.00%
     Inception May 1, 2005.....      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2005.........      --         10.53     10.48       1.40%      2.00%        --       4.99%      4.49%      0.00%
     Inception May 1, 2005.....      --         10.03     10.03        N/A        N/A         --        N/A        N/A        N/A
   Arktos Fund
     December 31, 2005.........       1          8.62      8.54       1.40%      2.00%         6      -0.12%     -0.70%      0.00%
     December 31, 2004.........      --          8.63      8.60       1.40%      2.00%        --     -14.64%    -14.94%      0.00%
     Inception May 1, 2004           --         10.11     10.11        N/A        N/A         --        N/A        N/A        N/A
   Banking Fund
     December 31, 2005.........       5         11.10     10.99       1.40%      2.00%        58      -4.15%     -4.68%      0.00%
     December 31, 2004.........       2         11.58     11.53       1.40%      2.00%        19      14.65%     14.27%      2.12%
     Inception May 1, 2004.....      --         10.10     10.09        N/A        N/A         --        N/A        N/A        N/A
   Basic Materials Fund
     December 31, 2005.........      14         12.69     12.56       1.40%      2.00%       180       2.59%      1.95%      0.39%
     December 31, 2004.........       2         12.37     12.32       1.40%      2.00%        30      24.07%     23.57%      0.22%
     Inception May 1, 2004.....      --          9.97      9.97        N/A        N/A         --        N/A        N/A        N/A
   Biotechnology Fund
     December 31, 2005.........       3         10.09      9.99       1.40%      2.00%        32       9.08%      8.47%      0.00%
     December 31, 2004.........      --          9.25      9.21       1.40%      2.00%        --      -5.61%     -5.92%      0.00%
     Inception May 1, 2004.....      --          9.80      9.79        N/A        N/A         --        N/A        N/A        N/A
   Commodities Fund
     December 31, 2005.........       1          9.64      9.62       1.40%      2.00%         6      -4.08%     -4.28%      0.87%
     Inception October 21, 2005      --         10.05     10.05        N/A        N/A        N/A        N/A        N/A        N/A
   Consumer Products Fund
     December 31, 2005.........       1         10.22     10.12       1.40%      2.00%        14      -1.73%     -2.32%      0.30%
     December 31, 2004.........      --         10.40     10.36       1.40%      2.00%        --       2.97%      2.57%      0.00%
     Inception May 1, 2004.....      --         10.10     10.10        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Electronics Fund
     December 31, 2005.........       2        $ 9.32    $ 9.23       1.40%      2.00%    $   15       2.42%      1.88%      0.00%
     December 31, 2004.........      --          9.10      9.06       1.40%      2.00%        --      -6.57%     -6.98%      0.00%
     Inception May 1, 2004.....      --          9.74      9.74        N/A        N/A         --        N/A        N/A        N/A
   Energy Fund
     December 31, 2005.........      51         16.52     16.36       1.40%      2.00%       840      36.53%     35.77%      0.02%
     December 31, 2004.........      13         12.10     12.05       1.40%      2.00%       151      18.40%     17.91%      0.01%
     Inception May 1, 2004.....      --         10.22     10.22        N/A        N/A         --        N/A        N/A        N/A
   Energy Services Fund
     December 31, 2005.........      27         17.67     17.50       1.40%      2.00%       475      46.15%     45.35%      0.00%
     December 31, 2004.........      11         12.09     12.04       1.40%      2.00%       130      18.88%     18.39%      0.00%
     Inception May 1, 2004.....      --         10.17     10.17        N/A        N/A         --        N/A        N/A        N/A
   Financial Services Fund
     December 31, 2005.........       7         11.69     11.58       1.40%      2.00%        78       1.92%      1.40%      0.20%
     December 31, 2004.........      --         11.47     11.42      1.40%      2.00%         5      14.13%     13.63%      2.25%
     Inception May 1, 2004.....      --         10.05     10.05        N/A        N/A         --        N/A        N/A        N/A
   Health Care Fund
     December 31, 2005.........      30         10.97     10.87       1.40%      2.00%       322       9.05%      8.48%      0.00%
     December 31, 2004.........      --         10.06     10.02       1.40%      2.00%        --      -0.10%     -0.40%      0.00%
     Inception May 1, 2004.....      --         10.07     10.06        N/A        N/A         --        N/A        N/A        N/A
   Internet Fund
     December 31, 2005.........       1         10.88     10.77       1.40%      2.00%        13      -2.77%     -3.32%      0.00%
     December 31, 2004.........       1         11.19     11.14       1.40%      2.00%         7      14.30%     13.79%      0.00%
     Inception May 1, 2004.....      --          9.79      9.79        N/A        N/A         --        N/A        N/A        N/A
   Inverse Dynamic Dow 30 Fund
     December 31, 2005.........       1          8.73      8.66       1.40%      2.00%        11       0.23%     -0.35%      2.53%
     December 31, 2004.........      --          8.71      8.69       1.40%      2.00%        --     -13.59%    -13.79%      0.00%
     Inception July 15, 2004...      --         10.08     10.08        N/A        N/A         --        N/A        N/A        N/A
   Inverse Mid-Cap Fund
     December 31, 2005.........       1          7.92      7.85       1.40%      2.00%        10      -9.38%     -9.98%      4.71%
     December 31, 2004.........      --          8.74      8.72       1.40%      2.00%        --     -12.07%    -12.27%      0.00%
     Inception July 15, 2004...      --          9.94      9.94        N/A        N/A         --        N/A        N/A        N/A
   Inverse Small-Cap Fund
     December 31, 2005.........       2          8.09      8.02       1.40%      2.00%        14      -4.37%     -4.98%      3.50%
     December 31, 2004.........      --          8.46      8.44       1.40%      2.00%        --     -15.06%    -15.26%      0.00%
     Inception July 15, 2004...      --          9.96      9.96        N/A        N/A         --        N/A        N/A        N/A
   Juno Fund
     December 31, 2005.........      56          8.10      7.97       1.40%      2.00%       454      -6.47%     -7.11%      0.00%
     December 31, 2004.........      86          8.66      8.58       1.40%      2.00%       742     -11.90%    -12.41%      0.00%
     December 31, 2003.........      --          9.83      9.80       1.40%      2.00%         2      -1.64%     -2.04%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Large-Cap Europe Fund
     December 31, 2005.........      --         12.63     12.50       1.40%      2.00%        --       4.90%      4.25%      0.20%
     December 31, 2004.........       3         12.04     11.99       1.40%      2.00%        33      19.09%     18.60%     68.15%
     Inception May 1, 2004.....      --         10.11     10.11        N/A        N/A         --        N/A        N/A        N/A
   Large-Cap Growth Fund
     December 31, 2005.........       3         10.53     10.44       1.40%      2.00%        32       0.38%     -0.19%      0.10%
     December 31, 2004.........      --         10.49     10.46       1.40%      2.00%         1       5.32%      5.02%      1.67%
     Inception July 15, 2004...      --          9.96      9.96        N/A        N/A         --        N/A        N/A        N/A
   Large-Cap Japan Fund
     December 31, 2005.........      26         12.25     12.12       1.40%      2.00%       317      18.70%     17.90%      0.00%
     December 31, 2004.........      --         10.32     10.28       1.40%      2.00%         1       4.56%      4.15%      0.00%
     Inception May 1, 2004.....      --          9.87      9.87        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Large-Cap Value Fund
     December 31, 2005.........      --        $11.47    $11.38       1.40%      2.00%    $    1       2.69%      2.15%      0.02%
     December 31, 2004.........      --         11.17     11.14       1.40%      2.00%        --      12.15%     11.85%      0.00%
     Inception July 15, 2004...      --          9.96      9.96        N/A        N/A         --        N/A        N/A        N/A
   Leisure Fund
     December 31, 2005.........      --         10.79     10.69       1.40%      2.00%         3      -6.26%     -6.72%      0.00%
     December 31, 2004.........       2         11.51     11.46       1.40%      2.00%        18      14.87%     14.37%      0.00%
     Inception May 1, 2004.....      --         10.02     10.02        N/A        N/A         --        N/A        N/A        N/A
   Long Dynamic Dow 30 Fund
     December 31, 2005.........       1         10.47     10.38       1.40%      2.00%        15      -5.16%     -5.72%      1.32%
     December 31, 2004.........       2         11.04     11.01       1.40%      2.00%        25      11.29%     10.99%     15.95%
     Inception July 15, 2004...      --          9.92      9.92        N/A        N/A         --        N/A        N/A        N/A
   Medius Fund
     December 31, 2005.........       4         20.09     19.77       1.40%      2.00%        74      12.49%     11.82%      0.00%
     December 31, 2004.........      10         17.86     17.68       1.40%      2.00%       182      20.51%     19.70%      0.00%
     December 31, 2003.........       5         14.82     14.77       1.40%      2.00%        77      48.26%     47.67%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Mekros Fund
     December 31, 2005.........      --         20.01     19.69       1.40%      2.00%         5       2.46%      1.86%      4.93%
     December 31, 2004.........      15         19.53     19.33       1.40%      2.00%       301      23.46%     22.65%      0.00%
     December 31, 2003.........      11         15.82     15.76       1.40%      2.00%       173      57.96%     57.33%      2.52%
     Inception May 1, 2003.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A
   Mid-Cap Growth Fund
     December 31, 2005.........      10         12.16     12.05       1.40%      2.00%       120       9.95%      9.25%      0.00%
     December 31, 2004.........      --         11.06     11.03       1.40%      2.00%        --       9.94%      9.64%      0.00%
     Inception July 15, 2004...      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
   Mid-Cap Value Fund
     December 31, 2005.........      --         12.09     11.99       1.40%      2.00%         1       6.80%      6.20%      0.21%
     December 31, 2004.........      --         11.32     11.29       1.40%      2.00%        --      12.75%     12.45%      0.00%
     Inception July 15, 2004...      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   Nova Fund
     December 31, 2005.........      38         11.50     11.11       1.40%      2.00%       433       2.59%      1.93%      0.55%
     December 31, 2004.........      67         11.21     10.90       1.40%      2.00%       756      12.98%     12.26%      0.07%
     December 31, 2003.........     124          9.92      9.71       1.40%      2.00%     1,227      37.26%     36.45%      0.00%
     December 31, 2002.........      65          7.23      7.11       1.40%      2.00%       471     -36.62%    -37.00%      9.19%
     December 31, 2001.........     255         11.41     11.29       1.40%      2.00%     2,906     -24.64%    -25.10%     18.13%
   OTC Fund
     December 31, 2005.........      33         14.04     13.57       1.40%      2.00%       461      -0.28%     -0.88%      0.00%
     December 31, 2004.........      72         14.08     13.69       1.40%      2.00%     1,014       7.83%      7.20%      0.00%
     December 31, 2003.........      85         13.06     12.77       1.40%      2.00%     1,106      43.40%     42.55%      0.00%
     December 31, 2002.........     105          9.10      8.96       1.40%      2.00%       956     -39.71%    -40.07%      0.00%
     December 31, 2001.........     178         15.10     14.95       1.40%      2.00%     2,689     -36.08%    -36.46%      0.00%
   Precious Metals Fund
     December 31, 2005.........      15         13.66     13.52       1.40%      2.00%       202      19.20%     18.49%      0.00%
     December 31, 2004.........      --         11.46     11.41       1.40%      2.00%         4      14.60%     14.10%      0.00%
     Inception May 1, 2004.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Real Estate Fund
     December 31, 2005.........       4         14.13     13.99       1.40%      2.00%        62       5.68%      5.03%      5.35%
     December 31, 2004.........      --         13.37     13.32       1.40%      2.00%         5      32.51%     32.01%      0.76%
     Inception May 1, 2004.....      --         10.09     10.09        N/A        N/A         --        N/A        N/A        N/A
   Retailing Fund
     December 31, 2005.........      --         11.09     10.98       1.40%      2.00%         5       4.03%      3.39%      0.00%
     December 31, 2004.........      --         10.66     10.62       1.40%      2.00%        --       6.71%      6.31%      0.00%
     Inception May 1, 2004.....      --          9.99      9.99        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Sector Rotation Fund
     December 31, 2005.........       7        $15.30    $15.06       1.40%      2.00%    $  103      12.17%     11.47%      0.00%
     December 31, 2004.........       4         13.64     13.51       1.40%      2.00%        55       9.12%      8.51%      0.00%
     December 31, 2003.........       6         12.50     12.45       1.40%      2.00%        70      24.67%     24.18%      0.00%
     Inception May 1, 2003.....      --         10.02     10.02        N/A        N/A         --        N/A        N/A        N/A
   Small-Cap Growth Fund
     December 31, 2005.........       3         12.08     11.97       1.40%      2.00%        39       4.77%      4.09%      0.00%
     December 31, 2004.........      --         11.53     11.50       1.40%      2.00%        --      14.61%     14.31%      0.00%
     Inception July 15, 2004...      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
   Small-Cap Value Fund
     December 31, 2005.........       1         11.75     11.65       1.40%      2.00%        11       2.17%      1.57%      0.00%
     December 31, 2004.........      --         11.50     11.47       1.40%      2.00%        --      14.54%     14.24%      0.00%
     Inception July 15, 2004...      --         10.04     10.04        N/A        N/A         --        N/A        N/A        N/A
   Strengthening Dollar Fund
     December 31, 2005.........      --         10.35     10.34       1.40%      2.00%        --       2.27%      2.17%      0.00%
     Inception October 21, 2005      --         10.12     10.12        N/A        N/A        N/A        N/A        N/A        N/A
   Technology Fund
     December 31, 2005.........       1         10.64     10.53       1.40%      2.00%        12       1.72%      1.06%      0.00%
     December 31, 2004.........      --         10.46     10.42       1.40%      2.00%        --       6.30%      5.89%      0.00%
     Inception May 1, 2004.....      --          9.84      9.84        N/A        N/A         --        N/A        N/A        N/A
   Telecommunications Fund
     December 31, 2005.........       1         10.80     10.70       1.40%      2.00%        15      -0.28%     -0.83%      0.00%
     December 31, 2004.........      --         10.83     10.79       1.40%      2.00%        --       9.50%      9.10%      0.00%
     Inception May 1, 2004.....      --          9.89      9.89        N/A        N/A         --        N/A        N/A        N/A
   Titan 500 Fund
     December 31, 2005.........      11         11.78     11.67       1.40%      2.00%       136       1.90%      1.39%      0.05%
     December 31, 2004.........      --         11.56     11.51       1.40%      2.00%         5      15.02%     14.53%      0.00%
     Inception May 1, 2004.....      --         10.05     10.05        N/A        N/A         --        N/A        N/A        N/A
   Transportation Fund
     December 31, 2005.........       9         13.44     13.30       1.40%      2.00%       117       7.01%      6.31%      0.00%
     December 31, 2004.........       1         12.56     12.51       1.40%      2.00%        11      25.35%     24.85%      0.00%
     Inception May 1, 2004.....      --         10.02     10.02        N/A        N/A         --        N/A        N/A        N/A
   U.S. Government Bond Fund
     December 31, 2005.........      18         10.98     10.80       1.40%      2.00%       198       6.19%      5.57%      3.28%
     December 31, 2004.........       9         10.34     10.23       1.40%      2.00%        96       6.93%      6.23%      3.35%
     December 31, 2003.........       3          9.67      9.63       1.40%      2.00%        30      -3.18%     -3.57%      1.02%
     Inception May 1, 2003.....      --          9.99      9.99        N/A        N/A         --        N/A        N/A        N/A
   U.S. Government Money Market Fund
     December 31, 2005.........     343          9.75      9.48       1.40%      2.00%     3,347       0.52%      0.00%      1.98%
     December 31, 2004.........     374          9.70      9.48       1.40%      2.00%     3,621      -1.12%     -1.76%      0.27%
     December 31, 2003.........      44          9.81      9.65       1.40%      2.00%       435      -1.38%     -1.96%      0.02%
     December 31, 2002.........   2,947          9.95      9.85       1.40%      2.00%    29,310      -0.93%     -1.52%      0.44%
     December 31, 2001.........     177         10.04     10.00       1.40%      2.00%     2,780       0.39%     -0.01%      0.12%
   Ursa Fund
     December 31, 2005.........       1          6.95      6.84       1.40%      2.00%         7      -2.11%     -2.70%      0.00%
     December 31, 2004.........      --          7.10      7.03       1.40%      2.00%         2     -11.47%    -12.02%      0.00%
     December 31, 2003.........      --          8.02      7.99       1.40%      2.00%         2     -19.69%    -20.01%      0.00%
     Inception May 1, 2003.....      --         10.00      9.99        N/A        N/A         --        N/A        N/A        N/A
   Utilities Fund
     December 31, 2005.........      18         12.57     12.44       1.40%      2.00%       232       9.02%      8.36%      0.49%
     December 31, 2004.........      12         11.53     11.48       1.40%      2.00%       133      14.61%     14.12%      2.04%
     Inception May 1, 2004.....      --         10.06     10.06        N/A        N/A         --        N/A        N/A        N/A
   Velocity 100 Fund
     December 31, 2005.........       6         11.58     11.47       1.40%      2.00%        67      -4.38%     -4.89%      0.00%
     December 31, 2004.........       1         12.11     12.06       1.40%      2.00%        12      23.95%     23.44%      0.00%
     Inception May 1, 2004.....      --          9.77      9.77        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Weakening Dollar Fund
     December 31, 2005.........      --        $ 9.66    $ 9.65       1.40%      2.00%    $   --      -2.23%     -2.33%      0.00%
     Inception October 21, 2005      --          9.88      9.88        N/A        N/A        N/A        N/A        N/A        N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
   Aggressive Growth Fund
     December 31, 2005.........       1         11.76     11.71       1.40%      2.00%         7      17.25%     16.75%      0.00%
     Inception May 1, 2005.....      --         10.03     10.03        N/A        N/A         --        N/A        N/A        N/A
   All Cap Value Fund
     December 31, 2005.........       1         10.98     10.87       1.40%      2.00%        13       2.62%      1.97%      1.04%
     December 31, 2004.........      --         10.70     10.66       1.40%      2.00%         3       6.26%      5.86%      0.97%
     Inception May 1, 2004.....      --         10.07     10.07        N/A        N/A         --        N/A        N/A        N/A
   High Yield Bond Fund
     December 31, 2005.........      34         10.55     10.51       1.40%      2.00%       361       5.39%      5.00%     26.19%
     Inception May 1, 2005.....      --         10.01     10.01        N/A        N/A         --        N/A        N/A        N/A
   Large Cap Growth Fund
     December 31, 2005.........      --         10.30     10.19       1.40%      2.00%        --       3.83%      3.14%      0.00%
     December 31, 2004.........      --          9.92      9.88       1.40%      2.00%        --       0.10%     -0.30%      0.00%
     Inception May 1, 2004.....      --          9.91      9.91        N/A        N/A         --        N/A        N/A        N/A
   SB Government Portfolio
     December 31, 2005.........       7         10.01      9.97       1.40%      2.00%        67       0.10%     -0.30%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Strategic Bond Fund
     December 31, 2005.........      15         10.72     10.62       1.40%      2.00%       159       1.04%      0.47%      8.85%
     December 31, 2004.........       1         10.61     10.57       1.40%      2.00%        12       6.10%      5.70%      1.53%
     Inception May 1, 2004.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A
   Total Return Fund
     December 31, 2005.........       1         10.79     10.69       1.40%      2.00%         7       1.89%      1.33%      1.93%
     December 31, 2004.........       1         10.59     10.55       1.40%      2.00%        14       5.69%      5.29%      3.89%
     Inception May 1, 2004.....      --         10.02     10.02        N/A        N/A         --        N/A        N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2005.........      43          5.94      5.75       1.40%      2.00%       253       5.88%      5.50%      0.00%
     December 31, 2004.........      62          5.61      5.45       1.40%      2.00%       347       9.36%      8.57%      0.00%
     December 31, 2003.........      69          5.13      5.02       1.40%      2.00%       353      42.06%     41.21%      0.00%
     December 31, 2002.........      83          3.61      3.55       1.40%      2.00%       298     -37.12%    -37.50%      0.00%
     December 31, 2001.........     177          5.74      5.68       1.40%      2.00%     1,014       3.60%      2.98%      0.00%
   Global Technology Portfolio
     December 31, 2005.........      28          5.08      4.91       1.40%      2.00%       143       6.50%      5.82%      0.00%
     December 31, 2004.........      36          4.77      4.64       1.40%      2.00%       173       2.36%      1.75%      0.00%
     December 31, 2003.........      40          4.66      4.56       1.40%      2.00%       185      34.17%     33.37%      0.00%
     December 31, 2002.........      35          3.47      3.42       1.40%      2.00%       121     -32.74%    -33.14%      0.00%
     December 31, 2001.........      81          5.16      5.11       1.40%      2.00%       415     -23.29%    -23.76%      0.25%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2005.........      38         18.37     18.08       1.40%      2.00%       697      13.05%     12.37%      1.44%
     December 31, 2004.........      16         16.25     16.09       1.40%      2.00%       260      18.27%     17.53%      0.56%
     December 31, 2003.........       6         13.74     13.69       1.40%      2.00%        77      37.45%     36.90%      0.19%
     Inception May 1, 2003.....      --          9.99      9.99        N/A        N/A         --        N/A        N/A        N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2005.........       3          9.64      9.49       1.40%      2.00%        27      -1.23%     -1.76%      0.00%
     December 31, 2004.........       2          9.76      9.66       1.40%      2.00%        15      -1.71%     -2.33%      0.00%
     December 31, 2003.........      --          9.93      9.89       1.40%      2.00%        --      -0.73%     -1.13%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00        N/A        N/A         --        N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------
                                            STANDARD   STD. WITH   STANDARD   STD. WITH            STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS   CONTRACT  ALL RIDERS     NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS    --------------------   --------------------   ASSETS   --------------------    INCOME
                                  (000S)         UNIT VALUE           EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: (CONTINUED)
   Worldwide Bond Fund
     December 31, 2005.........      19        $13.54    $13.04       1.40%      2.00%    $  252      -4.38%     -4.96%      6.43%
     December 31, 2004.........      15         14.16     13.72       1.40%      2.00%       214       7.68%      6.94%      9.94%
     December 31, 2003.........      19         13.15     12.83       1.40%      2.00%       244      16.52%     15.82%      1.72%
     December 31, 2002.........      42         11.28     11.07       1.40%      2.00%       477      19.97%     19.25%      0.00%
     December 31, 2001.........      15          9.41      9.28       1.40%      2.00%       142      -6.44%     -7.00%      1.40%
   Worldwide Emerging Markets Fund
     December 31, 2005.........      54         17.37     16.73       1.40%      2.00%       929      30.21%     29.39%      0.89%
     December 31, 2004.........      62         13.34     12.93       1.40%      2.00%       820      24.09%     23.38%      0.63%
     December 31, 2003.........      72         10.75     10.48       1.40%      2.00%       776      52.05%     51.14%      0.21%
     December 31, 2002.........      57          7.07      6.93       1.40%      2.00%       405      -4.25%     -4.83%      0.02%
     December 31, 2001.........      39          7.38      7.28       1.40%      2.00%       290      -3.18%     -3.77%      0.00%
   Worldwide Hard Assets Fund
     December 31, 2005.........      48         20.47     19.73       1.40%      2.00%       984      49.53%     48.68%      0.30%
     December 31, 2004.........      45         13.69     13.27       1.40%      2.00%       613      22.23%     21.52%      0.39%
     December 31, 2003.........      51         11.20     10.92       1.40%      2.00%       568      43.06%     42.21%      0.37%
     December 31, 2002.........      43          7.83      7.68       1.40%      2.00%       337      -4.20%     -4.77%      0.04%
     December 31, 2001.........       7          8.17      8.06       1.40%      2.00%        59     -11.71%    -12.24%      0.06%
   Worldwide Real Estate Fund
     December 31, 2005.........      15         20.32     19.58       1.40%      2.00%       310      19.32%     18.59%      2.29%
     December 31, 2004.........      17         17.03     16.51       1.40%      2.00%       294      34.31%     33.47%      1.43%
     December 31, 2003.........      15         12.68     12.37       1.40%      2.00%       189      32.63%     31.84%      1.95%
     December 31, 2002.........      29          9.56      9.38       1.40%      2.00%       278      -5.81%     -6.38%      1.83%
     December 31, 2001.........      36         10.15     10.02       1.40%      2.00%       366       3.86%      3.24%      2.04%
WELLS FARGO ADVANTAGE VARIABLE TRUST FUND:
   Discovery Fund
     December 31, 2005.........      76         11.36     11.31       1.40%      2.00%       862      14.75%     14.24%      0.00%
     Inception April 8, 2005...      --          9.90      9.90        N/A        N/A         --        N/A        N/A        N/A
   Opportunity Fund
     December 31, 2005.........      67         17.48     16.84       1.40%      2.00%     1,164       6.39%      5.71%      0.00%
     December 31, 2004.........      87         16.43     15.93       1.40%      2.00%     1,419      16.61%     15.94%      0.00%
     December 31, 2004.........      71         14.09     13.74       1.40%      2.00%     1,006      35.10%     34.30%      0.06%
     December 31, 2002.........     113         10.43     10.23       1.40%      2.00%     1,176     -27.84%    -28.27%      0.33%
     December 31, 2001.........     113         14.45     14.27       1.40%      2.00%     1,630      -5.05%     -5.62%      3.17%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2005, were as follows:

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ..............................................                   143,637.3       41,854.6     (50,187.0)     135,304.9
   Equity ................................................                   108,591.5       68,075.0     (65,754.9)     110,911.6
   Fixed Income ..........................................                    97,777.4       62,994.5     (79,800.9)      80,971.0
   Focus 20 ..............................................          a         47,642.8          466.8     (48,109.6)           --
   Government Securities .................................                   102,734.4       42,439.1     (50,916.1)      94,257.4
   High Yield ............................................                    75,452.8       82,125.7     (88,940.7)      68,637.8
   Money Market ..........................................                   230,146.5      739,148.3    (663,746.8)     305,548.0
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ...........................................                     4,277.8        8,297.5      (7,677.4)       4,897.9
   Core Stock ............................................                    17,606.5          701.6      (5,836.9)      12,471.2
   Financial Services ....................................                    18,295.1        2,603.9      (6,444.6)      14,454.4
   Global Health Care ....................................          b         16,691.9        1,962.0      (7,506.4)      11,147.5
   High Yield ............................................                    38,758.2       10,786.5     (20,278.0)      29,266.7
   Mid Cap Core ..........................................                    10,132.7          929.6      (2,261.3)       8,801.0
   Real Estate Opportunity ...............................                    16,802.4       14,322.5     (10,705.1)      20,419.8
   Technology ............................................                    14,376.7        2,072.0      (8,442.7)       8,006.0
THE ALGER AMERICAN FUND:
   Growth ................................................                   109,086.8       60,108.5     (52,103.8)     117,091.5
   Leveraged AllCap ......................................                   105,442.0       35,233.8     (62,971.0)      77,704.8
   Midcap Growth .........................................                   129,081.5       53,900.7     (80,904.5)     102,077.7
   Small Capitalization ..................................                    89,935.4       56,889.4     (79,200.0)      67,624.8
ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income .....................................                    11,131.4             --      (4,738.1)       6,393.3
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Income & Growth .......................................                    84,574.3        9,032.4     (47,458.1)      46,148.6
   Inflation Protection ..................................                     4,935.0        4,991.6      (5,706.2)       4,220.4
   International .........................................                    38,954.0        6,996.4     (12,565.1)      33,385.3
   Value .................................................                   121,735.8       31,870.3     (46,676.9)     106,929.2
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index .................................          c               --        1,289.1            --        1,289.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ................                    74,387.5       35,513.3     (82,222.2)      27,678.6
DREYFUS STOCK INDEX FUND: ................................                   294,063.0      104,434.8    (175,274.6)     223,223.2
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock .....................................                    22,620.3       53,300.7     (60,551.3)      15,369.7
   International Value ...................................                    60,351.1       41,907.9     (58,615.9)      43,643.1
FEDERATED INSURANCE SERIES:
   Capital Income II .....................................                    21,933.5        1,582.5      (7,763.8)      15,752.2
   High Income Bond II ...................................                    72,939.8      112,232.6    (131,114.6)      54,057.8
   International Equity II ...............................                    38,894.9       41,069.7     (52,159.4)      27,805.2
JANUS ASPEN SERIES:
   Growth and Income .....................................                    61,726.2       31,645.8     (29,415.7)      63,956.3
   International Growth ..................................                     4,537.7       12,438.1      (1,864.3)      15,111.5
   Large Cap Growth ......................................          d        194,647.6       29,006.7     (84,840.0)     138,814.3
   Mid Cap Growth ........................................                   124,120.0       38,289.7     (66,188.5)      96,221.2
   Worldwide Growth ......................................                   143,925.5       24,588.0     (62,174.1)     106,339.4
LAZARD RETIREMENT SERIES:
   Emerging Markets ......................................                     6,258.5       39,679.4     (13,297.5)      32,640.4
   Equity ................................................                    15,403.4       14,432.1     (17,097.6)      12,737.9
   International Equity ..................................                       929.2        7,727.7      (1,216.7)       7,440.2
   Small Cap .............................................                    80,488.4        7,816.5     (44,564.8)      43,740.1
LORD ABBETT SERIES FUND:
   America's Value .......................................                     5,389.7       10,878.4      (9,416.2)       6,851.9
   Growth and Income .....................................                   152,944.3       33,094.3     (87,202.1)      98,836.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ..............................................                     1,985.9          205.8      (1,986.8)         204.9
   Ltd. Mat. Bond ........................................          c         82,603.4       15,333.0     (43,353.0)      54,583.4
   Mid-Cap Growth ........................................                    88,770.8       29,350.5     (74,312.4)      43,808.9
   Partners ..............................................                    48,719.2       90,483.4     (59,879.1)      79,323.5
   Regency ...............................................                     6,357.5       37,354.0     (33,054.1)      10,657.4
   Socially Responsive ...................................                          --       14,319.1      (5,621.2)       8,697.9
PIMCO VARIABLE INSURANCE TRUST:
   Money Market ..........................................                          --       19,342.2      (7,820.2)      11,522.0
   Real Return ...........................................                    16,400.4       30,860.8     (21,551.3)      25,709.9
   Short Term ............................................                     3,884.4       10,306.1      (1,621.7)      12,568.8
   Total Return ..........................................                    29,956.7       49,315.8     (28,862.3)      50,410.2
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond .............................................          e               --          123.9            --          123.9
   Equity Income .........................................                    35,771.5       50,926.2     (40,940.8)      45,756.9
   Europe ................................................                     2,441.5          980.5      (3,030.8)         391.2
   Fund ..................................................                    53,459.5       23,765.8     (38,351.4)      38,873.9
   High Yield ............................................          c               --        3,384.2            --        3,384.2
   Mid Cap Value .........................................          c               --        8,711.2            --        8,711.2
POTOMAC FUND:
   Potomac Dynamic VP HY Bond ............................          c               --        1,103.0            --        1,103.0
ROYCE CAPITAL FUND:
   Micro Cap .............................................                    31,198.3        7,229.7     (26,027.7)      12,400.3
   Small Cap .............................................                    38,418.1       30,089.5     (25,085.2)      43,422.4
RYDEX VARIABLE TRUST:
   Arktos ................................................                          --       13,198.8     (12,496.7)         702.1
   Banking ...............................................                     1,627.9        5,253.7      (1,641.5)       5,240.1
   Basic Materials .......................................                     2,445.3       12,019.8        (225.1)      14,240.0
   Biotechnology .........................................                          --        3,868.0        (674.9)       3,193.1
   Commodities ...........................................          f                           672.9            --          672.9
   Consumer Products .....................................                          --       11,281.5      (9,879.1)       1,402.4
   Energy ................................................                    12,506.6      107,276.7     (68,926.3)      50,857.0
   Electronics ...........................................                          --        5,266.1      (3,652.4)       1,613.7
   Energy Services .......................................                    10,781.3       57,853.9     (41,751.7)      26,883.5
   Financial Services ....................................                       451.5        6,873.9        (612.7)       6,712.7
   Health Services .......................................                         7.7       45,591.9     (16,063.9)      29,535.7
   Internet ..............................................                       608.0        3,388.9      (2,782.5)       1,214.4
   Inverse Dynamic Dow 30 ................................                          --        4,934.5      (3,681.5)       1,253.0
   Inverse Mid-Cap .......................................                          --        3,461.0      (2,217.6)       1,243.4
   Inverse Small-Cap .....................................                          --        3,247.7      (1,568.8)       1,678.9
   Juno ..................................................                    85,611.0       58,660.9     (88,254.5)      56,017.4
   Large Cap Europe ......................................                     2,716.0        6,788.1      (9,504.1)            --
   Large Cap Growth ......................................                        62.3       34,744.1     (31,742.6)       3,063.8
   Large Cap Japan .......................................                        91.0       32,717.8      (6,930.8)      25,878.0
   Large Cap Value .......................................                          --       28,175.9     (28,065.6)         110.3
   Leisure ...............................................                     1,531.1        3,963.3      (5,239.3)         255.1
   Long Dynamic Dow 30 ...................................                     2,225.4        3,737.4      (4,573.5)       1,389.3
   Medius ................................................                    10,211.3       12,766.8     (19,279.0)       3,699.1
   Mekros ................................................                    15,413.4       12,609.9     (27,751.4)         271.9
   Mid-Cap Growth ........................................                          --       26,298.7     (16,394.4)       9,904.3
   Mid-Cap Value .........................................                          --        4,648.6      (4,545.7)         102.9
   Nova ..................................................                    67,414.5       85,703.9    (115,482.9)      37,635.5
   OTC ...................................................                    72,156.8       54,249.3     (93,443.8)      32,962.3
   Precious Metals .......................................                       380.6       27,569.8     (13,151.9)      14,798.5
   Real Estate ...........................................                       341.0       22,123.3     (18,080.8)       4,383.5
   Retailing .............................................                          --        7,292.1      (6,819.7)         472.4
   Sector Rotation .......................................                     4,021.4        6,351.3      (3,614.8)       6,757.9
   Small-Cap Growth ......................................                          --       54,395.9     (51,145.0)       3,250.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Small-Cap Value .......................................                          --       45,835.8     (44,900.6)         935.2
   Strengthening Dollar ..................................          f               --          380.2        (380.2)            --
   Technology ............................................                          --        2,685.8      (1,520.9)       1,164.9
   Telecommunications ....................................                          --        3,559.9      (2,160.6)       1,399.3
   Titan 500 .............................................                       407.3       36,621.1     (25,518.9)      11,509.5
   Transportation ........................................                       901.3       12,113.5      (4,322.6)       8,692.2
   U.S. Government Bond ..................................                     9,290.4      116,418.2    (107,631.9)      18,076.7
   U.S. Government Money Market ..........................                   373,637.4      201,187.9    (231,501.4)     343,323.9
   Ursa ..................................................                       286.4        9,066.9      (8,339.2)       1,014.1
   Utilities .............................................                    11,504.8       49,148.3     (42,210.6)      18,442.5
   Velocity 100 ..........................................                     1,013.4       17,458.3     (12,644.3)       5,827.4
SALOMON BROTHERS VARIABLE SERIES FUNDS:
   Aggressive Growth .....................................          c               --          628.9            --          628.9
   All Cap Value I .......................................                       286.9        2,221.9      (1,798.3)         710.5
   High Yield Bond .......................................          c               --       34,610.4        (391.0)      34,219.4
   Large Cap Growth I ....................................                          --       13,841.8     (13,841.8)            --
   SB Government .........................................          c               --        6,713.0            --        6,713.0
   Strategic Bond I ......................................                     1,170.1       19,161.8      (5,550.9)      14,781.0
   Total Return I ........................................                     1,282.7          232.8        (906.4)         609.1
SELIGMAN PORTFOLIO, INC:
   Communications & Information ..........................                    61,966.9        2,062.0     (21,396.2)      42,632.7
   Global Technology .....................................                    36,292.1          382.5      (8,464.8)      28,209.8
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II .....................................          g         83,221.0          512.7     (83,733.7)            --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .................................................                    15,999.4       28,344.9      (6,407.3)      37,937.0
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .......................................                     1,572.9        3,916.0      (2,909.2)       2,579.7
   Bond ..................................................                    15,124.5        8,285.5      (4,778.6)      18,631.4
   Emerging Markets ......................................                    61,515.5       24,027.4     (32,000.4)      53,542.5
   Hard Assets ...........................................                    44,914.1       37,325.7     (34,136.1)      48,103.7
   Real Estate ...........................................                    17,318.2       10,245.1     (12,233.3)      15,330.0
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund ............................          h          6,692.8          255.6      (6,948.4)            --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery .............................................          i               --       97,529.2     (21,620.3)      75,908.9
   Opportunity ...........................................          J         86,583.5        9,284.5     (29,020.7)      66,847.3
----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                 4,574,913.7    3,962,958.7  (4,382,872.5)   4,154,999.9
==================================================================================================================================

a)    For the period January 1, 2005 through May 31, 2005 (liquidation of fund).
b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
c)    For the period May 1, 2005 (inception of fund) through December 31, 2005.
d) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.
e)    For the period July 15, 2005 (inception of fund) through December 31,
      2005.
f)    For the period October 21, 2005 (inception of Fund) through December 31,
      2005.
g) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).
h)    For the period January 1, 2005 through May 8, 2005 (liquidation of fund).
i)    For the period April 8, 2005 (inception of fund) through December 31,
      2005.
j) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2004, were as follows:

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ..............................................                   165,857.5       69,379.3     (91,599.5)     143,637.3
   Equity ................................................                   137,635.1      158,269.7    (187,313.3)     108,591.5
   Fixed Income ..........................................                   109,211.9      178,167.0    (189,601.5)      97,777.4
   Focus 20 ..............................................                    83,429.1      110,309.4    (146,095.7)      47,642.8
   Government Securities .................................                   133,029.0      214,665.5    (244,960.1)     102,734.4
   High Yield ............................................                    90,124.1      145,063.0    (159,734.3)      75,452.8
   Money Market ..........................................                   239,115.5    2,411,384.1  (2,420,353.1)     230,146.5
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ...........................................                     5,618.4       13,169.0     (14,509.6)       4,277.8
   Core Stock ............................................          a         27,825.3        4,938.0     (15,156.8)      17,606.5
   Financial Services ....................................          b         17,189.4       24,161.6     (23,055.9)      18,295.1
   Health Sciences .......................................          c         13,781.6       51,166.9     (48,256.6)      16,691.9
   High Yield ............................................          d               --       58,595.9     (19,837.7)      38,758.2
   Mid Cap Core Equity ...................................                     8,079.1       14,204.7     (12,151.1)      10,132.7
   Real Estate ...........................................          e         14,229.0       47,056.0     (44,482.6)      16,802.4
   Technology ............................................          f         15,614.5       10,964.4     (12,202.2)      14,376.7
THE ALGER AMERICAN FUND:
   Growth ................................................                    85,781.6       78,377.3     (55,072.1)     109,086.8
   Leveraged AllCap ......................................                   160,451.8      131,570.6    (186,580.4)     105,442.0
   MidCap Growth .........................................                   137,545.9      177,266.6    (185,731.0)     129,081.5
   Small Capitalization ..................................                   151,158.9      294,899.7    (356,123.2)      89,935.4
ALLIANCE VARIABLE PRODUCT SERIES FUND:
   Growth and Income .....................................                    12,798.8        4,023.2      (5,690.6)      11,131.4
AMERICAN CENTURY VARIABLE PRODUCT
   Income & Growth .......................................                    66,614.0       96,947.6     (78,987.3)      84,574.3
   Inflation Protection ..................................          h               --        8,032.6      (3,097.6)       4,935.0
   International .........................................                    39,726.2       42,689.1     (43,461.3)      38,954.0
   Value .................................................                   128,152.8      132,531.1    (138,948.1)     121,735.8
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock .....................................                    17,025.5       14,474.7      (8,879.9)      22,620.3
   International Value ...................................                   104,766.0      265,458.8    (309,873.7)      60,351.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH ......................                    38,489.1       74,269.4     (38,371.0)      74,387.5
DREYFUS STOCK INDEX ......................................                   261,098.1      304,869.3    (271,904.4)     294,063.0
FEDERATED INSURANCE SERIES
   Capital Income II .....................................                    31,100.9        1,191.2     (10,358.6)      21,933.5
   High Income Bond II ...................................                   120,823.2      170,626.3    (218,509.7)      72,939.8
   International Equity II ...............................                    51,740.6      139,176.3    (152,022.0)      38,894.9
FIRST AMERICAN INSURANCE PORTFOLIOS:
   Large Cap Growth ......................................          g          4,631.9        6,597.8     (11,229.7)            --
   Mid Cap Growth ........................................          g          3,031.0       25,582.3     (28,613.3)            --
INVESCO VARIABLE INVESTMENT FUNDS:
   High Yield ............................................          i         96,608.8       14,493.9    (111,102.7)            --
   Telecommunications ....................................          j            705.0        9,424.7     (10,129.7)            --
JANUS ASPEN SERIES:
   Growth ................................................          o        219,839.8      147,258.7    (172,450.9)     194,647.6
   Growth and Income .....................................                    67,990.6       44,492.3     (50,756.7)      61,726.2
   International Growth ..................................                     2,156.6       19,102.1     (16,721.0)       4,537.7
   Mid Cap Growth ........................................                   125,233.6      166,770.7    (167,884.3)     124,120.0
   Worldwide Growth ......................................                   161,794.0       63,092.7     (80,961.2)     143,925.5
LAZARD RETIREMENT SERIES
   Emerging Markets ......................................          h               --       24,548.5     (18,290.0)       6,258.5
   Equity ................................................                    19,300.0        2,930.8      (6,827.4)      15,403.4
   International Equity ..................................          h               --          929.2           0.0          929.2
   Small Cap .............................................                   110,673.7       63,186.9     (93,372.2)      80,488.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES
   America's Value .......................................                       409.6        9,942.4      (4,962.3)       5,389.7
   Growth and Income .....................................                   166,653.1      118,592.8    (132,301.6)     152,944.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ..............................................                     5,830.0        6,049.0      (9,893.1)       1,985.9
   Limited Maturity Bond .................................                    97,477.2      105,067.9    (119,941.7)      82,603.4
   Midcap Growth .........................................                     9,060.5      102,947.8     (23,237.5)      88,770.8
   Partners ..............................................                    37,950.6      158,685.0    (147,916.4)      48,719.2
   Regency ...............................................                          --       17,246.7     (10,889.2)       6,357.5
PIMCO VARIABLE INSURANCE TRUST:
   Money Market ..........................................          h               --        7,504.4      (7,504.4)            --
   Real Return ...........................................                     8,171.3       36,825.6     (28,596.5)      16,400.4
   Short Term ............................................          h               --        3,893.4          (9.0)       3,884.4
   Total Return ..........................................                     3,392.8       78,376.9     (51,813.0)      29,956.7
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income .........................................                    41,134.4       82,899.9     (88,262.8)      35,771.5
   Europe ................................................                    16,598.7       17,111.6     (31,268.8)       2,441.5
   Fund ..................................................                    28,717.4       33,061.5      (8,319.4)      53,459.5
ROYCE CAPITAL FUND:
   Micro Cap .............................................                    11,106.7       32,825.0     (12,733.4)      31,198.3
   Small Cap .............................................                    11,892.7       49,341.7     (22,816.3)      38,418.1
RYDEX VARIABLE TRUST:
   Arktos ................................................          h               --        3,604.1      (3,604.1)            --
   Banking ...............................................          h               --       13,662.4     (12,034.5)       1,627.9
   Basic Materials .......................................          h               --       14,456.6     (12,011.3)       2,445.3
   Consumer Products .....................................          h               --          253.9        (253.9)            --
   Energy ................................................          h               --       18,950.1      (6,443.5)      12,506.6
   Energy Services .......................................          h               --       29,838.4     (19,057.1)      10,781.3
   Financial Services ....................................          h               --        7,908.0      (7,456.5)         451.5
   Health Care ...........................................          h               --       13,006.4     (12,998.7)           7.7
   Internet ..............................................          h               --          608.0           0.0          608.0
   Juno ..................................................                       235.9      181,217.3     (95,842.2)      85,611.0
   Large Cap Europe ......................................          h               --        4,249.3      (1,533.3)       2,716.0
   Large Cap Growth ......................................          k               --           62.3           0.0           62.3
   Large Cap Japan .......................................          h               --        2,773.3      (2,682.3)          91.0
   Leisure ...............................................          h               --        1,604.5         (73.4)       1,531.1
   Long Dynamic Dow 30 ...................................          k               --        2,225.4           0.0        2,225.4
   Medius ................................................                     5,196.7      122,610.1    (117,595.5)      10,211.3
   Mekros ................................................                    10,952.4      216,593.0    (212,132.0)      15,413.4
   Nova ..................................................                   123,701.6      409,860.1    (466,147.2)      67,414.5
   OTC ...................................................                    84,834.6      402,087.8    (414,765.6)      72,156.8
   Precious Metals .......................................          h               --       17,042.8     (16,662.2)         380.6
   Real Estate ...........................................          h               --          341.0           0.0          341.0
   Sector Rotation .......................................                     5,620.4          826.1      (2,425.1)       4,021.4
   Titan 500 .............................................          h               --          407.6          (0.3)         407.3
   Transportation ........................................          h               --        6,576.7      (5,675.4)         901.3
   U.S. Government Bond ..................................                     3,064.6      296,564.6    (290,338.8)       9,290.4
   U.S. Government Money Market ..........................                    44,469.0      502,899.7    (173,731.3)     373,637.4
   Ursa ..................................................                       286.4       27,645.4     (27,645.4)         286.4
   Utilities .............................................          h               --       12,170.9        (666.1)      11,504.8
   Velocity 100 ..........................................          h               --        1,013.4           0.0        1,013.4
SALOMON BROTHERS VARIABLE SERIES FUNDS:
   All Cap ...............................................          h               --          286.9           0.0          286.9
   Strategic Bond ........................................          h               --       11,080.4      (9,910.3)       1,170.1
   Total Return ..........................................          h               --        5,368.0      (4,085.3)       1,282.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:
   Communications and Information ........................                    68,907.5       31,728.3     (38,668.9)      61,966.9
   Global Technology .....................................                    39,725.0       12,226.8     (15,659.7)      36,292.1
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II .....................................          m        121,352.4       39,249.4     (77,380.8)      83,221.0
STRONG OPPORTUNITY II ....................................          n         71,565.7       73,441.0     (58,423.2)      86,583.5
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .................................................                     5,616.9       20,971.3     (10,588.8)      15,999.4
LEVCO SERIES TRUST:
   Equity Value ..........................................          l         31,533.5       10,780.3     (42,313.8)            --
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .......................................                          --        1,749.1        (176.2)       1,572.9
   Bond ..................................................                    18,604.8        8,686.9     (12,167.2)      15,124.5
   Emerging Markets ......................................                    72,276.1       48,796.9     (59,557.5)      61,515.5
   Hard Assets ...........................................                    51,114.3       67,751.0     (73,951.2)      44,914.1
   Real Estate ...........................................                    14,958.4       46,870.1     (44,510.3)      17,318.2
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund ............................                    52,390.0      281,344.4    (327,041.6)       6,692.8
----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                 4,544,779.1    9,868,070.5  (9,837,935.9)   4,574,913.7
==================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004 and effective July 15, 2005 the fund was renamed Global Health Care.
d) For the period April 30, 2004 through December 31, 2004 as a result of the AIM/Invesco mergers on April 30, 2004.
e) Formerly Invesco VIT Real Estate Opportunity prior to its name change effective April 30, 2004.
f) Formerly Invesco VIT Technology prior to its name change effective October 15, 2004.
g) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).
h)    For the period May 1, 2004 (inception of funds) through December 31, 2004.
i) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).
j) For the period January 1, 2004 through April 29, 2004 (fund merged into Invesco VIF Technology).
k)    For the period July 15, 2004 (inception of funds) through December 31,
      2004.
l)    For the period January 1, 2004 through August 31, 2004 (termination of fund).
m) Effective April 8, 2005, the fund was merged into Wells Fargo Advantage Discovery.
n) Effective April 8, 2005, the fund was renamed Wells Fargo Advantage Opportunity.
o)    Effective April 8, 2005, the fund was renamed Janus Aspen Large Cap
      Growth.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NEW YORK, NEW YORK

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account H as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account H as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ BDO Seidman, LLP
New York, New York
February 24, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

     We have audited the statements of operations and changes in net assets of Jefferson National Life Annuity Account H (the "Account"), for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations and changes in net assets of Jefferson National Life Annuity Account H, for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young, LLP
New York, New York
March 28, 2005

                                JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

                                SPONSOR

                                Jefferson National Life Insurance Company

                                DISTRIBUTOR

                                Inviva Securities Corporation

                                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

                                BDO Seidman, LLP - For the year ended 12/31/05 Ernst & Young, LLP - For the year ended 12/31/04

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2005 and 2004, and for the years then ended.

The financial statements of Jefferson National Life Annuity Account H at December 31, 2005 and for each of the two years in the period ended December 31, 2005.

(b)      Exhibits

(1)        (a)            Resolution of Board of Directors of the Company   (2)
                          authorizing the establishment of the Separate
                          Account.

           (b)            Resolution Changing the Name of the Separate      (1)
                          Account

(2)                       Not Applicable.

(3)        (a)     (i)    Form of Principal Underwriter's Agreement of the  (1)
                          Company on behalf of the Separate Account and Inviva Securities Corporation.

                   (ii)   Form of Amendment to the Principal Underwriter's
                          Agreement

           (b)            Form of Selling Agreement                         (1)

(4)        (a)            Form of Individual Contract Fixed and Variable    (1)
                          Accounts. (CVIC-2000)

           (b)            Form of Guaranteed Minimum Death Benefit Rider.   (1)
                          (CVIC-4001)

           (c)            Form of Guaranteed Minimum Income Benefit Rider.  (1)
                          (CVIC-4002)

           (d)            Form of Waiver of Contingent Deferred Sales       (1)
                          Charges for Unemployment Rider.

           (e)            Form of Waiver of Contingent Deferred Sales       (1)
                          Charges  for Nursing Care Confinement Rider.
                          (CVIC-4020)

           (f)            Form of Waiver of Contingent Deferred Sales       (1)
                          Charges for Terminal Illness Rider. (CVIC-4021)

           (g)            Form of IRA Endorsement                           (1)

           (h)            Form of Roth IRA Endorsement                      (1)

           (i)            Form of TSA Endorsement                           (1)

           (j)            Form of Removal of Subaccount Limitation          (10)
                          Endorsement (JNL-ADV SERIES-END-1)

           (k)            Form of Death Benefit - Adjusted Partial          (10)
                          Withdrawal Endorsement (JNL-ADV SERIES-END-2)

           (l)            Form of CDSC modification Endorsement             (10)
                          (JNL-ADV SERIES-END 3)

(5)                       Application for Individual Annuity Contract.      (1)

(6)        (a)            Amended and Restated Articles of Incorporation    (1)
                          of Conseco Variable Insurance Company.

           (b)            Amended and Restated By-Laws of the Company.      (1)

(7)                       Not Applicable.

(8)        (a)            Form of Participation Agreement dated October     (1)
                          23, 2002 with Conseco Series Trust and Conseco

                          Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

                   (i)    Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors,
                          Inc. and Jefferson National Life Insurance
                          Company.

           (b)     (i)    Form of Participation Agreement by and among      (3)
                          A I M Distributors, Inc., Jefferson National
                          Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                          Corporation dated May 1, 2003.

                   (ii)   Form of Amendment dated April 6, 2004 to the      (1)
                          Participation Agreement by and among A I M
                          Distributors, Inc., Jefferson National Life
                          Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                          Corporation dated May 1, 2003.

                   (iii)  Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement by and among A I M
                          Distributors, Inc., Jefferson National Life
                          Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                          Corporation dated May 1, 2003.

           (c)     (i)    Form of Participation Agreement among the Alger   (4)
                          American Fund, Great American Reserve Insurance
                          Company and Fred Alger and Company, Inc. dated
                          March 31, 1995.

                   (ii)   Form of Amendment dated November 5, 1999 to the   (5)
                          Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

                   (iii)  Form of Amendment dated January 31, 2001 to the   (5)
                          Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

                   (iv)   Form of Amendments August 4, 2003 and March 22,   (1)
                          2004 to the Participation Agreement among the Alger American Fund, Great American Reserve
                          Insurance Company and Fred Alger and Company,
                          Inc. dated March 31, 1995.

                   (v)    Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement among the Alger American
                          Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31,
                          1995.

           (d)     (i)    Form of Participation Agreement between Great     (4)
                          American Reserve Insurance Company and American
                          Century Investment Services as of 1997.

                   (ii) Form of Amendment dated November 15, 1997 to the (5) Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

                   (iii) Form of Amendment dated December 31, 1997 to the (5) Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

                   (iv)   Form of Amendment dated January 13, 2000 to the   (5)
                          Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

                   (v)    Form of Amendment dated February 9, 2001 to the   (5)
                          Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

                   (vi) Form of Amendments dated July 31, 2003 and March (1) 25, 2004 to the Participation Agreement between
                          Great American Reserve Insurance Company and
                          American Century Investment Services as of 1997.

                   (vii)  Form of Amendment dated May 1, 2005 to the        (10)
                          Participation Agreement between Jefferson National Life Insurance Company and American Century
                          Investment Services as of 1997.

                   (viii) Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement between Jefferson National Life Insurance Company and American Century
                          Investment Services as of 1997.

           (e)     (i)    Form of Participation Agreement dated May 1, 1995 (5)
                          by and among Conseco Variable Insurance Company,
                          Dreyfus Variable Investment Fund, The Dreyfus
                          Socially Responsible Growth Fund, Inc., Dreyfus
                          Life and Annuity Index Fund, Inc. and Dreyfus
                          Investment Portfolios.

                   (ii)   Form of Amendment dated March 21, 2002 to the     (5)
                          Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                   (iii)  Form of Amendment dated May 1, 2003 to the        (1)
                          Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                   (iv) Form of Amendment dated 2004 to the Participation (1) Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                   (v)    Form of Amendment dated May 1, 2005 to the        (10)
                          Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                          Socially Responsible Growth Fund, Inc., Dreyfus
                          Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

           (f)     (i)    Form of Participation Agreement dated March 6,    (4)
                          1995 by and among Great American Reserve Insurance
                          Company and Insurance Management Series, Federated
                          Securities Corp.

                   (ii) Form of Amendment dated 1999 to the Participation (5) Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                   (iii)  Form of Amendment dated January 31, 2001 to the   (5)
                          Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company,
                          Federated Insurance Series and Federated
                          Securities Corp.

                   (iv) Form of Amendment dated 2004 to the Participation (1) Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                   (v)    Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated
                          Securities Corp.

           (g)     (i)    Form of Participation Agreement by and among      (6)
                          First American Insurance Portfolios, Inc., First
                          American Asset Management and Conseco Variable
                          Insurance Company dated 2001.

                   (ii)   Form of Amendment dated April 25, 2001 to the     (5)
                          Participation Agreement by and among First
                          American Insurance Portfolios, Inc., First
                          American Asset Management and Conseco Variable Insurance Company dated 2001.

                   (iii)  Form of Amendment dated May 1, 2003 to the        (1)
                          Participation Agreement by and among First
                          American Insurance Portfolios, Inc., First
                          American Asset Management and Conseco Variable Insurance Company dated 2001.

           (h)     (i)    Form of Participation Agreement among Janus Aspen (1)
                          Series and Jefferson National Life Insurance
                          Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

                   (ii)   Form of Amendment dated May 1, 2005 to the        (10)
                          Participation Agreement Janus Aspen Series and Jefferson National Life Insurance Company dated
                          May 1, 2003.

                   (iii)  Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

           (i)     (i)    Form of Participation Agreement among Lazard      (1)
                          Retirement Series, Inc., Lazard Asset Management,
                          LLC, Inviva Securities Corporation and Jefferson
                          National Life Insurance Company dated May 1, 2003.

                   (ii)   Form of Amendment dated March 21, 2004 to the     (1)
                          Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

           (j)     (i)    Form of Participation Agreement dated April 10,   (4)
                          1997 by and among Lord, Abbett & Co. and Great
                          American Reserve Insurance Company.

                   (ii)   Form of Amendment dated December 1, 2001 to the   (7)
                          Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

                   (iii)  Form of Amendment dated May 1, 2003 to the        (1)
                          Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

           (k)     (i)    Form of Participation Agreement dated April 30,   (5)
                          1997 by and among Neuberger&Berman Advisers
                          Management Trust, Advisers Managers Trust,
                          Neuberger&Berman Management Incorporated and
                          Great American Reserve Insurance Company.

                   (ii)   Form of Amendment dated May 1, 2000 to the        (5)
                          Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management
                          Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.

                   (iii)  Form of Amendment dated January 31, 2001 to the   (5)
                          Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management
                          Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

                   (iv)   Form of Amendment dated May 1, 2004 to the        (8)
                          Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management
                          Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

                   (v)    Form of Amendment dated April 4, 2004 to the      (1)
                          Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management
                          Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

                   (vi)   Form of Amendment dated May 1, 2005 to the        (10)
                          Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management
                          Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

                   (vii)  Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management
                          Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

           (l)     (i)    Form of Participation Agreement dated May 1, 2003 (1)
                          by and among PIMCO Variable Insurance Trust,
                          PIMCO Advisors Distributors LLC and Jefferson
                          National Life Insurance Company and amended dated
                          April 13, 2004 thereto.

                   (ii)   Form of Amendment dated May 1, 2005 to the        (10)
                          Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO
                          Advisors Distributors LLC and Jefferson National
                          Life Insurance Company.

                   (iii)  Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO
                          Advisors Distributors LLC and Jefferson National
                          Life Insurance Company.

           (m)     (i)    Form of Participation Agreement dated May 1, 2003 (1)
                          among Pioneer Variable Contract Trust, Jefferson
                          National Life Insurance Company, Pioneer
                          Investment Management, Inc. and Pioneer Funds
                          Distributor, Inc.

                   (ii)   Form of Amendment to Participation Agreement      (10)
                          dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                          Funds Distributor, Inc.

                   (iii)  Form of amendment to Participation Agreement      (12)
                          dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                          Funds Distributor, Inc.

           (n) Form of Participation Agreement dated May 1, 2003 (1) by and among Royce Capital Fund, Royce &
                          Associates, LLC and Jefferson National Life
                          Insurance Company and Inviva Securities
                          Corporation and Form of Amendment dated April 5,
                          2004 thereto.

                   (i)    Form of amendment to Participation Agreement      (12)
                          dated May 1, 2006 among Royce Capital Fund, Royce
                          & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                          Corporation.

           (o)     (i)    Form of Participation Agreement dated March 24,   (9)
                          2000 by and among Conseco Variable Insurance
                          Company, RYDEX Variable Trust and PADCO Financial
                          Services, Inc.

                   (ii)   Form of Amendment dated April 13, 2004 to the     (1)
                          Form of Participation Agreement dated March 24,
                          2000 by and among Conseco Variable Insurance
                          Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

                   (iii)  Form of Amendment dated May 1, 2005 to the Form   (10)
                          of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

                   (iv)   Form of Amendment dated May 1, 2006 to the Form   (12)
                          of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

           (p)     (i)    Form of Participation Agreement dated April 2004  (1)
                          between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

                   (ii)   Form of Amendment dated May 1, 2005 to Form of    (10)
                          Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

           (q)     (i)    Form of Participation Agreement dated May 1, 2000 (6)
                          by and among Seligman Portfolios, Inc., Seligman
                          Advisors, Inc. and Conseco Variable Insurance
                          Company.

                   (ii)   Form of Amendment dated January 31, 2001 to the   (5)
                          Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman
                          Advisors, Inc. and Conseco Variable Insurance
                          Company.

                   (iii)  Form of Amendment dated August 5, 2003 to the     (1)
                          Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman
                          Advisors, Inc. and Conseco Variable Insurance
                          Company.

                   (iv) Form of Amendment dated 2004 to the Participation (1) Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                          Conseco Variable Insurance Company.

                   (v)    Form of Amendment dated May 1, 2006 to the        (12)
                          Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman
                          Advisors, Inc. and Jefferson National Life
                          Insurance Company.

           (r)     (i)    Form of Participation Agreement dated April 30,   (5)
                          1997 by and among Great American Reserve
                          Insurance Company, Strong Variable Insurance
                          Funds, Inc., Strong Special Fund II, Inc, Strong
                          Capital Management, Inc. and Strong Funds
                          Distributors, Inc.

                   (ii)   Form of Amendment dated December 11, 1997 to      (5)
                          Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance
                          Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors,
                          Inc.

                   (iii)  Form of Amendment dated December 14. 1999 to      (5)
                          Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company,
                          Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital
                          Management, Inc. and Strong Investments, Inc.

                   (iv)   Form of Amendment dated March 1, 2001 to          (5)
                          Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company,
                          Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital
                          Management, Inc. and Strong Investments, Inc.

                   (v)    Form of Amendments dated December 2, 2003 and     (1)
                          April 5, 2004 to Participation Agreement dated
                          April 30, 1997 by and among Conseco Variable
                          Insurance Company, Strong Variable Insurance
                          Funds, Inc., Strong Opportunity Fund II, Inc.,
                          Strong Capital Management, Inc. and Strong
                          Investments, Inc.

           (s)     (i)    Form of Participation Agreement dated May 1, 2003 (8)
                          with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

                   (ii)   Form of Amendment dated April 6, 2004 to the      (1)
                          Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and
                          Jefferson National Life Insurance Company.

           (t)     (i)    Form of Participation Agreement dated February    (5)
                          29, 2000 by and among Conseco Variable Insurance
                          Company, Van Eck Worldwide Insurance Trust and
                          Van Eck Associates Corporation.

                   (ii)   Form of Amendment dated January 31, 2001 to       (5)
                          Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company,
                          Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                   (iii)  Form of Amendment dated January 31, 2001 to       (5)
                          Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company,
                          Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                   (iv)   Form of Amendment dated May 1, 2003 to            (8)
                          Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van
                          Eck Associates Corporation and Jefferson National Life Insurance Company.

           (u)     (i)    Form of Participation Agreement between           (1)
                          Jefferson National Life Insurance Company, Bisys
                          Fund Services LP, Choice Investment Management
                          Variable Insurance funds dated May 1, 2003.

                   (ii) Form of Amendment dated 2004 to the Participation (1) Agreement between Jefferson National Life
                          Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

           (v)     (i)    Form of Participation Agreement between Jefferson (10)
                          National Life Insurance Company, Wells Fargo
                          Funds Distributor, LLC and Wells Fargo Variable
                          Trust dated April 8, 2005.

                   (ii)   Form of Amendment dated May 1, 2006 to            (12)
                          Participation Agreement between Jefferson
                          National Life Insurance Company, Wells Fargo
                          Funds Distributor, LLC and Wells Fargo Variable
                          Trust dated April 8, 2005.

           (w)     (i)    Form of Participation Agreement between Jefferson (10)
                          National Life Insurance Company, Rafferty Asset
                          Management, LLC and Potomac Insurance Trust dated
                          May 1, 2005.

                   (ii)   Form of Amendment dated May 1, 2006 to            (12)
                          Participation Agreement between Jefferson
                          National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated
                          May 1, 2005.

           (x)     (i)    Form of Participation Agreement between Jefferson (12)
                          National Life Insurance Company, Alliance Capital
                          Management L.P. and AllianceBernstein Investment
                          Research and Management, Inc. dated May 1, 2006.

(9)                       Opinion and Consent of Counsel.                   (12)

(10)                      Consent of Independent Registered Public          (12)
                          Accounting Firm.

(11)                      Financial Statements omitted from Item 23 above.  N/A

(12)                      Initial Capitalization Agreement.                 N/A

(13)               (i)    Powers of Attorney.                               (1)

                   (ii)   Powers of Attorney- Laurence Greenberg (11)

                   (iii)  Powers of Attorney - Robert Jefferson             (12)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 7 and 9 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N- 4 on April 30, 2004 (Accession Number 0000912057-04-000484).

(2) Incorporated herein by reference to the Initial Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on November 12, 1999. (Accession Number 0000928389-99-000274).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 8 and 10 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002830).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12)       Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                  POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director


(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2)      The business address of this director is 425 Lexington Avenue, New York
10017.

(3) The business address of this director is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, Pennsylvania 19103.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                            ORGANIZATIONAL CHART


---------------------
  SMILOW & HECHT
AND FAMILY MEMBERS(1)
---------------------
    | 100%
-------      ------------     ---------    ---------   --------     ---------   -------
INVIVA,      INVIVA, INC.     SERIES A     SERIES B    SERIES C     SERIES D    SECURED
L.L.C.       MANAGEMENT       PREFERRED    PREFERRED   PREFERRED    PREFERRED   NOTES
(CA)            AND            STOCK(3)     STOCK(4)   STOCK(5)     STOCK(6)    -------
             EMPLOYEES(2)     ---------    ---------   ---------    ---------      |
------       ------------         |            |           |             |         |
  | 73%           | 27%           |            |           |             |         |
---------------------------------------------------------------------------------------
                              INVIVA, INC.
                                  (DE)
---------------------------------------------------------------------------------------
                                   | 100%
----------------------------------------------------------------------------------------------------------------------
   |              |                |            |          |            |           |           |          |         |
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
 LIFCO         INVIVA             JNF       INVIVA      INVIVA       INVIVA      INVIVA     INVIVA     INVIVA     INVIVA
HOLDING      SECURITIES         HOLDING    INSURANCE   STATUTORY    STATUTORY   STATUTORY  STATUTORY  STATUTORY  STATUTORY
COMPANY,     CORPORATION       COMPANY,     AGENCY,     TRUST I     TRUST III   TRUST IV    TRUST V    TRUST VI   TRUST VII
INC. (DE)       (DE)           INC. (DE)   INC. (DE)    (DE)(7)      (CT)(7)     (DE)(7)    (DE)(7)    (DE)(7)    (DE)(7)
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
   |                          100% |
   |                          ----------
   | 100%                     JEFFERSON
   |                          NATIONAL
   |                          FINANCIAL
   |                          CORP. (DE)
   |                          ----------
   |                                |
---------------------------   ---------------------------------
THE AMERICAN LIFE INSURANCE   JEFFERSON NATIONAL LIFE INSURANCE
  COMPANY OF NEW YORK (NY)               COMPANY (TX)
---------------------------   ---------------------------------


(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
     Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth
     B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 28, 2006, the number of The Advantage Plus contract funded by Jefferson National Life Annuity Account H was 1,676 of which 1,150 were qualified contracts and 526 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account I
Jefferson National Life Annuity Account J

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

        NAME                                   POSITIONS AND OFFICES
Craig A. Hawley                      President, General Counsel and Secretary
Robert B. Jefferson*                 Director*
Edward J. O'Brien, IV                Chief Financial Officer

* The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

     (c)    ISC retains no compensation or commissions from the registrant.

                                                           COMPENSATION
                                                                ON
                                    NET UNDERWRITING        REDEMPTION
         NAME OF PRINCIPAL           DISCOUNTS AND              OR              BROKERAGE
            UNDERWRITER               COMMISSIONS          ANNUITIZATION       COMMISSIONS       COMPENSATION
Inviva Securities Corporation             None                 None                None              None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 9 and 11 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 28th day of April, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                                       TITLE                                 DATE
/s/ David A. Smilow*                Chairman of the Board                                    4/28/06
Name: David Smilow

/s/ Tracey Hecht Smilow*            Director                                                 4/28/06
Name: Tracey Hecht Smilow

/s/ Laurence P. Greenberg*          Director, Chief Executive Officer and President          4/28/06
Name: Laurence Greenberg

/s/ Timothy D. Rogers*              Chief Financial Officer and Treasurer                    4/28/06
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                 Director                                                 4/28/06
Name: Dean C. Kehler

/s/ Robert Jefferson*               Director                                                 4/28/06
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name: Craig A. Hawley                                                                        4/28/06
Attorney in Fact

                                          EXHIBIT INDEX


(8)   (a) (i)    Form of Amendment dated May 1, 2006 to the Participation
                 Agreement dated October 23, 2002 by and among 40|86 Series
                 Trust, 40|86 Advisors, Inc. and Jefferson National Life
                 Insurance Company

      (b) (iii)  Form of Amendment dated May 1, 2006 to the Participation
                 Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

      (c) (v) Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

      (d) (viii) Form of Amendment dated May 1, 2006 to the Participation
                 Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

      (f) (v) Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

      (h) (iii)  Form of Amendment dated May 1, 2006 to the Participation
                 Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

      (k) (vii)  Form of Amendment dated May 1, 2006 to the Participation
                 Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

      (l) (iii)  Form of Amendment dated May 1, 2006 to the Participation
                 Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

      (m) (iii)  Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

      (n) (i) Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

      (o) (iv) Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

      (q) (v) Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

      (v) (ii) Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

      (w) (ii) Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

      (x) (i) Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

(9)              Opinion and Consent of Counsel.

(10)             Consent of Independent Registered Public Accounting Firm.

(13)  (a) (iii)  Powers of Attorney - for Robert Jefferson